GLENMEDE

                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS

                                  ANNUAL REPORT
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
     The performance for each of the portfolios shown on pages 4 to 15 represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost. An investment in a portfolio is neither insured nor guaranteed by the US Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yields of money market funds will fluctuate as market conditions change. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
--------------------------------------------------------------------------------

               THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
                               PRESIDENT'S LETTER

Dear Shareholders:

    We are pleased to present the investment results of the 12th year of The Glenmede family of funds. In 1988, four portfolios were created to more efficiently manage Glenmede's International Equity, Fixed Income and cash products for Glenmede's clients. Since the inception of the Glenmede Funds, additional Domestic Equity, International Equity and two municipal portfolios have been added. This past year we have introduced two additional portfolios:
The Small Capitalization Growth Portfolio which is sub-advised by Winslow Capital Management, Inc. ("Winslow Capital") and The TCW Group, and the Core Value Portfolio. The Core Value Portfolio invests in stocks with market capitalizations similar to the Standard & Poor's 500 Composite Stock Index.

    At the fiscal year end on October 31, 2000, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the "Glenmede Funds") consisted of thirteen portfolios with total assets of $3.4 billion. Since the Emerging Markets Portfolio is in the final stages of liquidation, it is not included in this report. There has been substantial growth in our EAFE International Portfolios, which account for almost 50% of the Glenmede Funds total assets as of October 31, 2000.

    All of the Glenmede Funds other than the money market funds are managed to seek long-term total returns consistent with reasonable risk to principal for the asset category. Efforts are made to keep expenses at competitive levels and to minimize tax consequences for our clients. All of the portfolios managed by Glenmede use a quantitative style of investing. We feel that the investment styles of the two sub-advisors for the Small Capitalization Growth Portfolio strike a balance, with Winslow Capital seeking to mitigate risk with well diversified small-cap stocks and The TCW Group seeking to add value with small-cap growth stocks which potentially become mid-cap before being sold. As a result of TCW's style, the Small Capitalization Growth Portfolio is included in Lipper's Mid-Cap universe.

    The year 2000 has been difficult for both the domestic and international equity markets. The positive returns on the funds were achieved between the end of October 1999 and mid March of this year. During the second half of the fiscal year, growth sectors, especially technology, had very poor performance. The NASDAQ Composite Index returned 13.66% for the fiscal year ended October 31, 2000 and -17.16% for the period January 1, 2000 to October 31, 2000. The S&P 500 Index was less volatile returning 6.08% for the fiscal year and -1.81% for the period January 1, 2000 to October 31, 2000. Although the recent performance of the Strategic Equity Portfolio was hurt by an overweighted position in technology stocks, it returned 8.49% for the fiscal year versus 6.09% for the S&P 500. As of October 31, 2000, The Glenmede Strategic Equity Fund achieved a four star (****) Morningstar Overall Rating(TRADEMARK) among 3,948 domestic equity funds.1 Value stocks have performed much better during this period, resulting in very good performance for the Small Capitalization Value

                                      --1--

Portfolio which returned 21.43% for the fiscal year versus 17.41% for the Russell 2000 Index. I hope that you will find the following highlight of the Small Capitalization Value Portfolio interesting.

    The poor performance of the euro relative to the dollar contributed to the negative performance for international stocks; however, the outperformance of value stocks versus growth stocks during the second half of the year improved the relative performance of the Glenmede International Portfolios. As of October 31, 2000, the Glenmede International Portfolio achieved a four star (****) Morningstar Overall Rating(TRADEMARK) among 1,208 international equity funds.1

    The Federal Reserve continued to raise short-term interest rates this year implementing four increases in the Fed Funds Target rate, from 5.25% to 6.50%. Also, the concern over corporate earnings spilled over to the bond market. This combined with US Government buybacks of long Treasuries resulted in the Lehman US Government Index returning 8.04% versus the return on the Lehman MBS Fixed Rate Index of 7.57% and the return on the Lehman US Credit Index of 5.48% for the fiscal year ended October 31, 2000. Despite this turmoil, the fixed income funds had positive returns for the fiscal year. The Glenmede Muni Intermediate Portfolio achieved a five star (*****) Morningstar Overall Rating(TRADEMARK) among 1,719 municipal funds.1 The Glenmede Core Fixed Income Portfolio achieved a four star (****) Morningstar Overall Rating(TRADEMARK) among 1,751 fixed income funds.1 The Glenmede New Jersey Muni Portfolio achieved a four star (****) Morningstar Overall Rating(TRADEMARK) among 1,719 municipal funds.1

    We welcome any questions about the Glenmede Funds and thank our clients for their continued support.

                                               Sincerely,

                                               /S/ SIGNATURE MARY ANN WIRTS

                                               Mary Ann B. Wirts
                                               PRESIDENT

November 15, 2000

-------------------

1 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Morningstar proprietary ratings reflect historical risk-adjusted performance as of October 31, 2000. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's 3-, 5-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Rating is a weighted average of the Fund's 3-, 5- and 10-year (if applicable) risk adjusted performance. The top 10% of funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. As of 10/31/00, the Strategic Equity Portfolio received 4 stars for the 5- and 10-year periods among 2,458 and 801 domestic equity funds, respectively and 3 stars for the 3-year period among 3,948 domestic equity funds. The International Portfolio received 4 stars for the 5- and 10-year periods among 750 and 153 international equity funds, respectively and 3 stars for the 3-year period among 1,208 international equity funds. The Muni Intermediate Portfolio received 5 stars for the 3-, 5- and 10-year periods among 1,719, 1,473 and 435 municipal funds, respectively. The Core Fixed Income Portfolio received four stars for the 3-, 5-, and 10-year periods among 1,751, 1,313 and 388 fixed income funds, respectively. The New Jersey Muni Portfolio received five stars for the 5-year period among 1,473 municipal funds and four stars for the 3-year period among 1,719 municipal funds.

                                      --2--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                                   INSIDE THE
                              SMALL CAP VALUE FUND

    Introduced at Glenmede in 1991,  small-cap  value investing is led by Robert
J. Mancuso, CFA, who joined Glenmede in 1992 and became the head of the small cap team the next year. Scott R. Abernethy, CFA, joined Glenmede in 1991 and became small-cap value portfolio manager in 1998. Two senior portfolio managers, a team of equity analysts and three senior equity traders make up the small-cap value team. The senior members of the team have an average of 20 years investment industry experience.

    Glenmede's approach to small-cap investing is long term with reasonable risk to principal. We believe a portfolio of companies with traditional value characteristics and positive company-specific catalysts will provide competitive long-term performance. In following this philosophy, Glenmede stresses the following three principles:

    o DISCIPLINE. Successful investing is achieved through a systematic and disciplined application of our investment process.

    o ATTRACTIVE   RISK   CHARACTERISTICS.   Diversification   across   sectors,
      industries and individual securities combined with an emphasis on quality, give this Portfolio attractive risk characteristics.

    o CATALYSTS. Company-specific catalysts signaling improvement in a company's prospects and positive change in investor expectations potentially lead to enhanced returns.

    The Small Cap Value team's success is the result of a number of factors. The primary one is buying what once was considered to be expensive stocks that have strong earnings growth and cash flow. In addition, the Portfolio is fully invested at all times and there is no attempt to time the market. Market timing has been shown quantitatively to be impossible over the long term. Furthermore, fundamental analysis of the individual stocks in the Portfolio is an important component when making buy/sell decisions. The goal is to improve returns while reducing risk.

[graphic omitted]

SMALL CAP VALUE PORTFOLIO MANAGERS
SCOTT R. ABERNETHY AND ROBERT J. MANCUSO

                                      --3--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            GOVERNMENT CASH PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                                  iMoneyNet's
                                                                  Government
 Government Cash Portfolio                                       All Average1
 ----------------------------                                    -------------
 Year ended 10/31/00                                   6.15%           5.60%
 Five Years ended 10/31/00                             5.55%           5.03%
 Ten Years ended 10/31/00                              5.14%           4.63%
 Inception (11/7/88) through 10/31/00                  5.75%           5.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   7-Day2          7-Day2
 Government Cash Portfolio      Current Yield   Effective Yield
 ----------------------------   -------------   ---------------
 As of 10/31/00                     6.55%          6.76%
                                                        -
--------------------------------------------------------------------------------

    During the past fiscal year, the Government Cash Portfolio outperformed the iMoneyNet's Government All Average1 due to its use of overnight and term mortgage-backed securities repurchase agreements. This strategy enhanced the yield while maintaining a high quality diversified portfolio of money market instruments.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                          GOVERNMENT CASH PORTFOLIO VS.
                       IMONEYNET'S GOVERNMENT ALL AVERAGE1
                            11/7/88 THROUGH 10/31/00

[line graph omitted]
plot points as follows:

                Government Cash          iMoneyNet's Government All Average
11/7/88             10,000                      10,000
10/31/89            10,927                      10,809
10/31/90            11,846                      11,667
10/31/91            12,627                      12,382
10/31/92            13,156                      12,842
10/31/93            13,575                      13,196
10/31/94            14,091                      13,640
10/31/95            14,918                      14,373
10/31/96            15,733                      15,092
10/31/97            16,602                      15,852
10/31/98            17.537                      16,656
10/31/99            18,413                      17,405
10/31/00            19,546                      18,384

                  * Assumes the reinvestment of all dividends.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 iMoneyNet's Government All Average (formerly IBC's U.S. Government and Agencies Money Fund Average) is comprised of money market funds investing in US treasury securities and government agency obligations. Funds included in this average must have at least $100,000 in total net assets. It is not possible to invest in an index.
    Benchmark return is for the period beginning November 30, 1988.
2 "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

                                      --4--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                  iMoneyNet's Tax-Free
 Tax-Exempt Cash Portfolio                   National Retail Average(TRADEMARK)1
 ----------------------------                ----------------------------------
 Year ended 10/31/00                       3.88%               3.46%
 Five Years ended 10/31/00                 3.44%               3.14%
 Ten Years ended 10/31/00                  3.39%               3.06%
 Inception (11/10/88) through 10/31/00     3.84%               3.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   7-Day2          7-Day2
 Tax-Exempt Cash Portfolio      Current Yield   Effective Yield
 ----------------------------   -------------   ---------------
 As of 10/31/00                     4.15%           4.23%
--------------------------------------------------------------------------------

    The Tax-Exempt Cash Portfolio has outperformed iMoneyNet's Tax-Free National Retail Average(TRADEMARK)1 in all of the periods shown above. During the past fiscal year, the strategy of maintaining a shorter average maturity, which increases yield when rates rise or when there is a greater supply of short-term securities, combined with a low expense ratio has resulted in good relative performance.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                          TAX-EXEMPT CASH PORTFOLIO VS.
                IMONEYNET'S TAX-FREE NATIONALRETAIL AVERAGE(TM)1
                            11/10/88 THROUGH 10/31/00

[line graph omitted]
plot points as follows:

                Tax Exempt Cash      MFR's Tax-Free National Current
11/10/88           10,000                  10,000
10/31/89           10,627                  10,510
10/31/90           11,249                  11,103
10/31/91           11,792                  11,623
10/31/92           12,183                  11,980
10/31/93           12,469                  12,235
10/31/94           12,776                  12,503
10/31/95           13,257                  12,925
10/31/96           13,710                  13,331
10/31/97           14,184                  13,755
10/31/98           14,667                  14,190
10/31/99           15,111                  14,579
10/31/00           15,697                  15,088

         * Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 iMoneyNet's Tax-Free National Retail Average(TM) (formerly IBC's Stock Broker and General Purpose Tax-Free Average) is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to alternative minimum tax. Funds included in this average must have at least $100,000 in total net assets. It is not possible to invest in an index. Benchmark return is for the period beginning November 30, 1988.
2 "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

                                     --5--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           CORE FIXED INCOME PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                Lehman Brothers      Lipper
                                                   Aggregate      Intermediate
                                                     Bond         US Government
 Core Fixed Income Portfolio                        Index1        Fund Index*1
 ----------------------------                    --------------   -------------
 Year ended 10/31/00                      6.19%      7.30%            6.77%
 Five Years ended 10/31/00                6.14%      6.33%            5.57%
 Ten Years ended 10/31/00                 7.32%      7.98%            6.80%
 Inception (11/17/88) through 10/31/00    7.76%      8.33%              --%
--------------------------------------------------------------------------------

    The Core Fixed Income Portfolio returned 6.19% for the year ended October 31, 2000, underperforming the Lipper Intermediate US Government Fund Index and the Lehman Brothers Aggregate Bond Index. The Portfolio's underperformance can be attributed to an overweight in mortgages and corporates which came out of favor in the last half of the year due to uncertainty in earnings forecasts, a volatile stock market and liquidity fears. The Portfolio seeks to add value utilizing sector and security selection while maintaining market neutral interest rate risk.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                         CORE FIXED INCOME PORTFOLIO VS.
                    LEHMAN BROTHERS AGGREGATE BOND INDEX AND
                  LIPPER INTERMEDIATE US GOVERNMENT FUND INDEX*
                            11/17/88 THROUGH 10/31/00

      Glenmede Core Fixed      Lehman Aggregate        Lipper Intermediate US
        Income Portfolio          Bond Index            Government Fund Index
11/17/88       10,000               10,000                      10,000
10/31/89       11,121               11,190                      10,090
10/31/90       12,046               11,896                      10,516
10/31/91       13,823               13,777                      11,938
10/31/92       15,114               15,132                      13,008
10/31/93       16,683               16,928                      14,309
10/31/94       16,178               16,307                      13,747
10/31/95       18,130               18,859                      15,484
10/31/96       19,196               19,961                      16,240
10/31/97       20,852               21,735                      17,529
10/31/98       22,795               23,762                      19,094
10/31/99       23,001               23,887                      19,019
10/31/00       24,426               25,630                      20,310



* Index commenced 12/31/89. Thus comparison to the Fund's inception is not provided.
**  Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of securities from the Lehman Brothers Government Corporate Bond, Mortgage-Backed Securities and Asset-Backed Securities Indexes. The Lipper Intermediate US Government Fund Index is comprised of the 30 largest funds in the Lipper Intermediate US Government Fund Average. The Average consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the US government, its agencies or instrumentalities with dollar-weighted average maturities of 5 to 10 years. Total return consists of price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced by market capitalization each month. It is not possible to invest in an index. Benchmark returns are for the periods beginning November 30, 1988 for Lehman Brothers Aggregate Index and December 31, 1989 for Lipper Intermediate USGovernment Fund Index.

                                      --6--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                         Dow Jones Ind. S&P 500 Lipper Large Cap
                                              Monthly     Stock     Core Fund
 Strategic Equity Portfolio1                Reinvested2  Index2      Index2
 ------------------------------             ----------- ------- ---------------
 Year ended 10/31/00                 8.49%      3.83%       6.09%        9.64%
 Five Years ended 10/31/00          20.34%     20.39%      21.67%       19.95%
 Ten Years ended 10/31/00           18.36%     19.02%      19.42%       18.04%
 Inception (7/20/89)
   through 10/31/00                 15.01%     16.35%      16.21%       14.99%
--------------------------------------------------------------------------------

    During the past fiscal year, the Strategic Equity Portfolio outperformed the S&P 500 Stock Index and the Dow Jones Industrial Average, but modestly trailed its peer group. An overweighted position in technology stocks aided the relative performance of the portfolio in the early months of the fiscal year, but exerted a drag from March onward. Our investment discipline continues to focus on stocks we believe exhibit strong earnings growth potential and whose valuation does not fully reflect this positive outlook.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
               STRATEGIC EQUITY PORTFOLIO VS. S&P 500 STOCK INDEX,
        DOW JONES INDUSTRIAL AVERAGE AND LIPPER LARGE CAP CORE FUND INDEX
                            7/20/89 THROUGH 10/31/00

[line graph omitted]
plot points as follows:

            Strategic     S&P 500         Dow Jones           Lipper Large Cap
             Equity      Sock Index    Industrial Average       Core Fund Index
7/20/89      10,000        10,000             10,000               10,000
10/31/89     10,127        9,918              10,042               9,984
10/31/90     8,978         9,177              9,633                9,163
10/31/91     12,103        12,250             12,519               12,274
10/31/92     13,146        13,470             13,566               13,348
10/31/93     15,329        15,483             15,930               15,574
10/31/94     15,514        16,081             17,387               15,930
10/31/95     19,203        20,333             21,729               19,376
10/31/96     24,705        25,233             28,194               23,433
10/31/97     33,696        33,336             35,464               30,101
10/31/98     36,054        40,667             41,677               35,558
10/31/99     44,664        51,105             52,923               43,880
10/31/00     48,456        54,218             54,950               48,108


    * Assumes the reinvestment of all dividends and distributions, excluding withholding tax.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
2 The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks. The Dow Jones Industrial Average is an unmanaged price weighted average based on the "price only" performance of 30 blue chip stocks. The Lipper Large Cap Core Fund Index is comprised of the 30 largest funds in the Lipper Large CapCore Fund Average. The Average consists of funds that invest at least 75% of their equity assets in companies with market capitalization of greater than 300% of the dollar weighted median market capitalization of the S&P Mid Cap 400 Index.Lipper recently changed the way that they classify mutual funds. As a result of this reclassification, the Strategic Equity Portfolio is now part of the Lipper Large Cap Core Fund Index, previously, the Portfolio was part of the Lipper Multi Cap Value Index. It is not possible to invest in an index. Benchmark returns are for the period beginning July 31, 1999.

                                      --7--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION VALUE PORTFOLIO1
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                              Russell     S&P 500   Lipper Small
 Small Capitalization Value Portfolio           2000       Stock  Capitalization
   Advisor Class                           Stock Index2   Index2    Value Index2
 ----------------------------------        ------------   -------  -------------
 Year ended 10/31/00                 21.43%    17.41%      6.09%      19.04%
 Five Years ended 10/31/00           10.63%    12.39%     21.67%      11.29%
 Inception (3/1/91) through 10/31/00 12.64%    14.12%     17.69%      12.85%
 Small Capitalization Value Portfolio
   Institutional Class
 ----------------------------------
 Year ended 10/31/00                 21.65%    17.41%      6.09%      19.04%
 Inception (1/1/98) through 10/31/00 (0.86)%    5.89%     16.15%       1.96%
--------------------------------------------------------------------------------

    Fiscal year 2000 turned out to be a very good year for the Small Capitalization Value Portfolio. The Portfolio outperformed the Russell 2000 Stock Index due to outstanding stock selection and being strategically overweight in those sectors that have performed well and tactically underweight in the technology sector, which has had a difficult year.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
   SMALL CAPITALIZATION VALUE PORTFOLIO ADVISOR CLASS VS. S&P 500 STOCK INDEX,
      RUSSELL 2000 STOCK INDEX AND LIPPER SMALL CAPITALIZATION VALUE INDEX
                             3/1/91 THROUGH 10/31/00

[line graph omitted]
plot points as follows:

                                 S&P 500         Russell 2000       Lipper Small
          Small Cap Value       Sock Index        Stock Index        Cap Value
3/1/91        10,000              10,000            10,000             10,000
10/31/91      11,184              10,828            11,610             11,451
10/31/92      11,443              11,906            12,712             12,796
10/31/93      15,318              13,679            16,832             16,199
10/31/94      15,754              14,203            16,772             16,744
10/31/95      19,086              17,951            19,850             18,842
10/31/96      22,563              22,274            23,146             22,050
10/31/97      31,993              29,402            29,935             30,076
10/31/98      26,124              35,872            26,390             26,431
10/31/99      26,040              45,079            30,314             27,022
10/31/00      31,621              47,822            35,590             32,165
-

         * Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.
2 The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks. The Russell 2000 Stock Index is an unmanaged capitalization weighted total return index which is comprised of 2000 of the smallest capitalized US domiciled companies which are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The Lipper Small Capitalization Value Index is comprised of the 30 largest funds in the Lipper Small Capitalization Value Average. The Average consists of funds that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase. Lipper recently changed the way that they classify mutual funds. As a result of this reclassification, the Small Capitalization Value Portfolio is now part of the Lipper Small Capitalization Value Index. Previously, the Portfolio was part of the Lipper Small Capitalization Fund Index. It is not possible to invest in an index. Benchmark returns are for the period beginning February 28, 1991.

                                      --8--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            LARGE CAP VALUE PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                              Russell      S&P 500     Lipper
                                               1000         Stock     Large Cap
 Large Cap Value Portfolio                 Value Index1    Index1   Value Index1
 ----------------------------              ------------    ------   ------------
 Year ended 10/31/00               0.30%      5.52%       6.09%       5.92%
 Five Years ended 10/31/00        14.98%     18.40%      21.67%      17.21%
 Inception (1/4/93)
   through 10/31/00               14.29%     17.17%      18.76%      15.79%
--------------------------------------------------------------------------------

    The Large Cap Value Portfolio is driven by a proprietary ranking process that seeks value with positive catalysts to signal improvement in a company's prospects and changes in investor expectations. The Portfolio's price/earnings and price/book ratios are in line with the Russell 1000 Value Index but represent a significant discount to the S&P 500. During the past fiscal year, the Large Cap Value Portfolio lagged the indexes largely due to underperformance from technology holdings. Late in the year, performance picked up meaningfully with an apparent market rotation towards value stocks. Prior to March 1999, the Portfolio was managed using a purely quantitative methodology.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
               LARGE CAP VALUE PORTFOLIO VS. S&P 500 STOCK INDEX,
            RUSSELL 1000 VALUE INDEX AND LIPPER LARGE CAP VALUE INDEX
                             1/4/93 THROUGH 10/31/00

[line graph omitted]
plot points as follows:

                                S&P 500       Russell 1000      Lipper Large
           Large Cap Value    Sock Index       Value Index         Cap Value
1/4/93        10,000             10,000          10,000             10,000
10/31/93      12,305             11,023          11,836             11,269
10/31/94      12,194             11,445          11,927             11,624
10/31/95      14,145             14,465          14,871             14,259
10/31/96      16,569             17,948          18,401             17,372
10/31/97      22,625             23,693          24,507             22,508
10/31/98      23,705             28,906          28,141             25,468
10/31/99      31,730             36,325          32,791             29,773
10/31/00      28,431             38,535          34,600             31,536


         * Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------

    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Lipper Large Cap Value Index is comprised of the 30 largest funds in the Lipper Large Cap Value Average. The Average consists of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. Lipper recently changed the way that they classify mutual funds. As a result of this reclassification, the Large Cap Value Portfolio is now part of the Lipper Large Cap Value Index. Previously, the Portfolio was part of the Lipper Multi Cap Value Index. It is not possible to invest in an index. Benchmark returns are for the period beginning December 31, 1993.

                                      --9--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             INTERNATIONAL PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                   Morgan Stanley     Lipper
                                                        EAFE       International
 International Portfolio                               Index1       Fund Index1
 ----------------------------                      ------------    ------------
 Year ended 10/31/00                       (3.70)%     (2.90)%         3.45%
 Five Years ended 10/31/00                 11.23%       8.65%         11.21%
 Ten Years ended 10/31/00                  11.43%       7.80%         10.04%
 Inception (11/17/88) through 10/31/00     10.91%       5.47%          9.32%
--------------------------------------------------------------------------------

    Over the past twelve months, the International Portfolio has modestly underperformed EAFE due to stock selection. During the past eleven years, the Portfolio's relative outperformance versus EAFE has been due equally to favorable country and stock selection.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
              INTERNATIONAL PORTFOLIO VS. MORGAN STANLEY EAFE INDEX
                       AND LIPPER INTERNATIONAL FUND INDEX
                            11/17/88 THROUGH 10/31/00

[line graph omitted]
plot points as follows:
                                          Morgan Stanley    Lipper International
          International Portfolio          EAFE Index            Fund Index
11/17/88         10,000                      10,000              10,000
10/31/89         11,207                      10,481              11,143
10/31/90         11,685                      9,137               11,100
10/31/91         13,101                      9,772               12,029
10/31/92         12,742                      8,481               11,420
10/31/93         17,007                      11,657              15,310
10/31/94         19,432                      12,834              17,072
10/31/95         20,254                      12,787              16,991
10/31/96         22,981                      14,125              19,136
10/31/97         26,739                      14,779              21,695
10/31/98         28,729                      16,205              22,702
10/31/99         35,812                      19,937              27,933
10/31/00         34,486                      19,360              28,897


     * Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 The Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund Average. The Average consists of funds that invest in securities whose primary trading markets are outside of the United States. Morgan Stanley recently changed the way that it classifies mutual funds. As a result of this reclassification, the International Portfolio is now part of the Morgan Stanley EAFE Index. Previously, the Portfolio was part of the Morgan Stanley EAFE-IXND Weighted Index. It is not possible to invest in an index. Benchmark returns are for the period beginning November 30, 1988.

                                     --10--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                Morgan Stanley       Lipper
                                                     EAFE         International
Institutional International Portfolio               Index1         Fund Index1
-------------------------------------             ------------    -------------
Year ended 10/31/00                      (5.87)%     (2.90)%          3.45%
Five Years ended 10/31/00                10.43%       8.65%          11.21%
Inception (8/1/92) through 10/31/00      10.90%      10.35%          11.28%
--------------------------------------------------------------------------------

    During the past fiscal year, the Institutional International Portfolio has underperformed EAFE due to stock selection. Since inception, the Portfolio's relative outperformance versus EAFE has been due equally to favorable country and stock selection.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
     INSTITUTIONAL INTERNATIONAL PORTFOLIO VS. MORGAN STANLEY EAFE INDEX AND
                         LIPPER INTERNATIONAL FUND INDEX
                             8/1/92 THROUGH 10/31/00

[line graph omitted]
plot points as follows:
               Institutional            Morgan Stanley     Lipper International
          International Portfolio         EAFE Index            Fund Index
8/1/92          10,000                      10,000               10,000
10/31/92        9,440                       9,871                9,544
10/31/93        12,493                      13,569               12,794
10/31/94        14,240                      14,937               14,266
10/31/95        14,294                      14,883               14,200
10/31/96        16,361                      16,442               15,991
10/31/97        18,903                      17,202               18,130
10/31/98        20,276                      18,858               18,972
10/31/99        24,934                      23,200               23,343
10/31/00        23,470                      22,532               24,149


     * Assumes the reinvestment of all dividends and distributions excluding withholding taxes.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 The Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund Average. The Average consists of funds that invest in securities whose primary trading markets are outside of the United States. Morgan Stanley recently changed the way that it classifies mutual funds. As a result of this reclassification, the Institutional International Portfolio is now part of the Morgan Stanley EAFE Index. Previously, the Portfolio was part of the Morgan Stanley EAFE-IXND Weighted Index. It is not possible to invest in an index.
    Benchmark returns are for the period beginning July 31, 1992.

                                     --11--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                             CUMULATIVE TOTAL RETURN
--------------------------------------------------------------------------------
                                                   Russell 2000  Lipper Mid Cap
 Small Capitalization Growth Portfolio             Growth Index1 Growth Average1
 -------------------------------------             ------------- ---------------
 Inception (12/29/99) through 10/31/00      (7.80)%     (10.69)%        (1.09)%
--------------------------------------------------------------------------------

    Although the Small Capitalization Growth Portfolio is in negative territory for the period ended October 31, 2000, the Portfolio outperformed the Russell 2000 Growth Index due to security selection and attention to valuations. This dual sub-advised portfolio seeks to strike a balance, with one manager providing risk mitigation by furnishing the portfolio with a foundation of true small-cap stocks and the other manager seeking to add value with its own arena of small cap growth names that may potentially reach mid-cap status before being sold.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
       SMALL CAPITALIZATION GROWTH PORTFOLIO VS. RUSSELL 2000 GROWTH INDEX
                     AND LIPPER MID CAP GROWTH AVERAGE INDEX
                            12/29/99 THROUGH 10/31/00

[line graph omitted]
plot points as follows:
                                                                  Lipper Mid
            Small Cap Growth   Russell 2000 Growth Index       Cap Growth Index
12/29/00         10,000                10,000                        10,000
1/31/00          9,760                 9,907                         9,828
02/29/00         10,880                12,212                        12,291
03/31/00         10,430                10,928                        11,426
4/30/00          8,650                 9,825                         9,919
05/31/00         7,950                 8,965                         9,027
06/30/00         9,890                 10,123                        10,430
7/31/00          9,350                 9,255                         9,997
08/31/00         10,790                10,229                        11,305
09/30/00         10,330                9,720                         10,762
10/31/00         9,220                 8,931                         9,891


         * Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 The Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of 2000 of the smallest capitalized US domiciled companies which are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid Cap Growth Index is comprised of the 30 largest funds in the Lipper Mid Cap Growth Average. The Average consists of funds that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase. It is not possible to invest in an index. Benchmark returns are for the period beginning December 31, 1999.

                                     --12--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              CORE VALUE PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                             CUMULATIVE TOTAL RETURN
--------------------------------------------------------------------------------
                                                       S&P500     Lipper Large
                                                        Stock       Cap Value
 Core Value Portfolio                                  Index1        Index1
 --------------------                                  -------    ------------
 Inception (2/28/00) through 10/31/00         5.10%     5.38%        11.61%
--------------------------------------------------------------------------------

    The Core Value Portfolio is driven by a proprietary ranking process that seeks value with positive catalysts to signal improvement in a company's prospects and changes in investor expectations. The Portfolio's price/earnings and price/book ratios trade at a level similar to that of the S&P 500 Index. The Portfolio seeks to quantitatively mitigate other risk factors relative to the S&P 500 Index. During the past fiscal year, the Core Value Portfolio performed substantially in line with the S&P 500 Index.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                CORE VALUE PORTFOLIO VS. S&P 500 STOCK INDEX AND
                          LIPPER LARGE CAP VALUE INDEX
                            2/28/00 THROUGH 10/31/00

[line graph omitted]
plot points as follows:
                                                         Lipper Large
          Core Value Portfolio  S&P500 Stock index     Cap Value Index
2/28/00         10,000                10,000               10,000
4/30/00         10,790                10,648               10,795
7/31/00         10,499                10,519               10,635
10/31/00        10,510                10,538               11,161


         * Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks. The Lipper Large Cap Value Index is comprised of the 30 largest funds in the Lipper Large Cap Value Average. The Average consists of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It is not possible to invest in an index.
    Benchmark returns are for the period beginning February 29, 2000.

                                     --13--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                             Lehman Brothers Lipper Intermediate
                                                 Muni 5-Year   Municipal Debt
 Muni Intermediate Portfolio                     Bond Index1     Fund Index1
 -----------------------------------            -------------   --------------
 Year ended 10/31/00                     5.77%      5.77%            6.44%
 Five Years ended 10/31/00               4.91%      4.92%            4.64%
 Inception (6/5/92) through 10/31/00     5.21%      5.60%            5.41%
--------------------------------------------------------------------------------

    The Muni Intermediate Portfolio is structured as a defensive portfolio seeking high income and moderated market volatility in a rising interest rate environment. The Portfolio's performance equaled that of the Lehman Five Year Index over the past year. Underperformance versus the Lipper Index was the result of the Portfolio's shorter duration in a falling interest rate environment.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                 MUNI INTERMEDIATE PORTFOLIO VS. LEHMAN BROTHERS
               MUNICIPAL 5-YEAR BOND INDEX AND LIPPER INTERMEDIATE
                            MUNICIPAL DEBT FUND INDEX
                             6/5/92 THROUGH 10/31/00

[line graph omitted]
plot points as follows:

                                                            Lipper Intermediate
                               Lehman Brothers Municipal      Municipal Debt
          Muni Intermediate      5-Year Bond Index              Fund Index
6/5/92         10,000                 10,000                      10,000
10/31/92       10,074                 10,363                      10,288
10/31/93       11,136                 11,341                      11,484
10/31/94       10,788                 11,278                      11,196
10/31/95       12,057                 12,446                      12,421
10/31/96       12,621                 13,044                      12,978
10/31/97       13,465                 13,894                      13,875
10/31/98       14,358                 14,799                      14,818
10/31/99       14,488                 14,961                      14,640
10/31/00       15,324                 15,824                      15,584


         * Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 The Lehman Brothers Municipal 5-Year Bond Index is an unmanaged total return performance benchmark for the intermediate-term and short-intermediate, investment-grade tax-exempt bond markets. The Lipper Intermediate Municipal Debt Fund Index is comprised of the 30 largest funds in the Lipper Intermediate Municipal Debt Fund Average. The Average consists of funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years. It is not possible to invest in an index. Benchmark returns are for the period beginning May 31, 1992.

                                     --14--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 2000

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                              Lehman Brothers Lipper New Jersey
                                                 Muni 5-Year   Municipal Debt
 New Jersey Muni Portfolio                       Bond Index1     Fund Index1
 ------------------------------------            -----------   --------------
 Year ended 10/31/00                    5.77%      5.77%            7.44%
 Five Years ended 10/31/00              4.71%      4.92%            4.63%
 Inception (11/1/93) through 10/31/00   4.41%      4.87%            4.32%
--------------------------------------------------------------------------------

    The New Jersey Muni Portfolio is a high quality, state specific fund seeking tax-exempt income to New Jersey residents. The Portfolio's performance equaled that of the Lehman Five Year Index over the past year. Underperformance versus the Lipper Index was the result of the Portfolio's shorter duration in a falling interest rate environment.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                  NEW JERSEY MUNI PORTFOLIO VS. LEHMAN BROTHERS
                MUNICIPAL 5-YEAR BOND INDEX AND LIPPER NEW JERSEY
                            MUNICIPAL DEBT FUND INDEX
                            11/1/93 THROUGH 10/31/00

[line graph omitted]
plot points as follows:

                         Lehman Brothers               Lipper NJ Municipal
              NJ Muni  Municipal 5-Year Bond Index       Debt Fund Index
11/1/93       10,000       10,000                            10,000
10/31/94      9,488        9,945                             9,459
10/31/95      10,744       10,974                            10,716
10/31/96      11,200       11,502                            11,241
10/31/97      11,973       12,251                            12,111
10/31/98      12,776       13,049                            13,014
10/31/99      12,787       13,192                            12,507
10/31/00      13,524       13,953                            13,437


         * Assumes the reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
    THE PERFORMANCE FOR THE PORTFOLIO REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.
1 The Lehman Brothers Municipal 5-Year Bond Index is an unmanaged total return performance benchmark for the intermediate-term and short-intermediate, investment-grade tax-exempt bond markets. The Lipper New Jersey Municipal Debt Fund Index consists of the 10 largest funds in the Lipper New Jersey Municipal Debt Fund Average. The Average consists of funds that invest only in securities that are exempt from taxation in New Jersey or cities in New Jersey. It is not possible to invest in an index.
    Benchmark returns are for the period beginning October 31, 1993.

                                     --15--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000

                                                                     TAX-            CORE
                                                 GOVERNMENT         EXEMPT           FIXED
                                                    CASH             CASH            INCOME
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 ------------    ------------     ------------
ASSETS:
   Investments:
   Investments at value.....................     $260,431,638    $436,161,829     $171,221,827
   Repurchase agreements....................      154,875,365              --       54,517,000
                                                 ------------    ------------     ------------
     Total investments......................      415,307,003     436,161,829      225,738,827
                                                 ------------    ------------     ------------
   Cash ....................................               --          95,145            1,662
   Receivable for collateral on securities loaned          --              --       14,765,040
   Interest receivable......................          716,071       2,431,662        2,366,097
   Other receivables........................               --           6,182               --
   Prepaid expenses.........................            1,758           5,943              694
                                                 ------------    ------------     ------------
     Total assets...........................      416,024,832     438,700,761      242,872,320
                                                 ------------    ------------     ------------
LIABILITIES:
   Dividends payable........................        2,232,475       1,528,707               --
   Payable for securities purchased.........               --              --       26,918,812
   Reverse repurchase agreements............               --              --       26,712,500
   Payable for securities on loan...........               --              --       14,765,040
   Payable for fund shares redeemed.........               --              --           10,000
   Accrued expenses.........................           50,589          37,890          373,925
                                                 ------------    ------------     ------------
     Total liabilities......................        2,283,064       1,566,597       68,780,277
                                                 ------------    ------------     ------------
NET ASSETS..................................     $413,741,768    $437,134,164     $174,092,043
                                                 ============    ============     ============
SHARES OUTSTANDING  ........................      413,706,127     437,216,065       17,263,231
                                                 ============    ============     ============
NET ASSET VALUE PER SHARE...................     $       1.00    $       1.00     $      10.08
                                                 ============    ============     ============

                       See Notes to Financial Statements.

                                     --16--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                                OCTOBER 31, 2000

                                                               SMALL
                                                STRATEGIC  CAPITALIZATION  LARGE CAP
                                                  EQUITY        VALUE         VALUE
                                                PORTFOLIO1    PORTFOLIO2    PORTFOLIO
                                              -------------  ------------  -----------
ASSETS:
   Investments:
   Investments at value.....................   $165,511,504  $256,301,000  $20,932,792
   Repurchase agreements....................      5,297,000     7,367,000           --
                                               ------------  ------------  -----------
     Total investments......................    170,808,504   263,668,000   20,932,792
                                               ------------  ------------  -----------
   Cash ....................................            837        19,223      309,915
   Receivable for securities sold...........        109,658     8,630,146           --
   Receivable for fund shares sold..........        166,100       260,002           --
   Receivable for collateral on securities loaned 1,933,100    10,997,000      975,000
   Dividends receivable.....................         27,738        67,288       21,992
   Interest receivable......................            949         1,320           --
   Prepaid expenses.........................          1,645         2,699          307
                                               ------------  ------------  -----------
     Total assets...........................    173,048,531   283,645,678   22,240,006
                                               ------------  ------------  -----------
LIABILITIES:
   Payable for fund shares redeemed.........         75,000        11,000           --
   Payable for securities purchased.........      2,445,361     2,671,030           --
   Payable for securities on loan...........      1,933,100    10,997,000      975,000
   Accrued expenses.........................         30,708       218,385       14,324
                                               ------------  ------------  -----------
     Total liabilities......................      4,484,169    13,897,415      989,324
                                               ------------  ------------  -----------
NET ASSETS..................................   $168,564,362  $269,748,263  $21,250,682
                                               ============  ============  ===========
SHARES OUTSTANDING  ........................      7,954,192    14,224,4983   1,926,653
                                               ============  ============  ===========
NET ASSET VALUE PER SHARE...................   $      21.19  $      17.043 $     11.03
                                               ============  ============  ===========

--------------------------------------------------------------------------------
1 On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
2 On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.
3 These Shares Outstanding and Net Asset Value Per Share are for the Advisor Class. The Net Assets for the Advisor Class are $242,395,254. For the Institutional Class the Shares Outstanding are 1,607,702 and the Net Asset Value Per Share is $17.01. The Net Assets for the Institutional Class are $27,353,009.

                       See Notes to Financial Statements.

                                     --17--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                                OCTOBER 31, 2000

                                                                        INSTITUTIONAL
                                                        INTERNATIONAL   INTERNATIONAL
                                                          PORTFOLIO       PORTFOLIO
                                                        --------------  --------------
ASSETS:
   Investments:
   Investments at value..............................   $1,460,436,206   $167,515,756
   Repurchase agreements.............................       36,752,000      6,038,000
                                                        --------------   ------------
     Total investments...............................    1,497,188,206    173,553,756
                                                        --------------   ------------
   Cash .............................................          224,879            911
   Receivable for fund shares sold...................        3,071,812      1,446,201
   Receivable for collateral on securities loaned....      119,141,619     12,590,314
   Dividends receivable..............................        2,275,342        325,547
   Interest receivable...............................            6,585          1,082
   Foreign tax reclaims receivable...................          640,827        106,588
   Other receivable..................................           27,000             --
   Prepaid expenses..................................            9,792          8,604
                                                        --------------   ------------
     Total assets....................................    1,622,586,062    188,033,003
                                                        --------------   ------------
LIABILITIES:
   Payable for fund shares redeemed..................          156,500      2,068,373
   Payable for securities purchased..................       16,997,430      1,888,603
   Payable for securities on loan....................      119,141,619     12,590,314
   Accrued expenses..................................          202,667        142,516
                                                        --------------   ------------
     Total liabilities...............................      136,498,216     16,689,806
                                                        --------------   ------------
NET ASSETS...........................................   $1,486,087,846   $171,343,197
                                                        ==============   ============
SHARES OUTSTANDING  .................................       94,131,571     11,344,108
                                                        ==============   ============
NET ASSET VALUE PER SHARE............................   $        15.79   $      15.10
                                                        ==============   ============

                       See Notes to Financial Statements.

                                     --18--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                                OCTOBER 31, 2000

                                                            SMALL
                                                        CAPITALIZATION       CORE
                                                            GROWTH           VALUE
                                                          PORTFOLIO1       PORTFOLIO2
                                                         ------------     ------------
ASSETS:
   Investments:
   Investments at value..............................    $164,880,852      $22,321,806
   Repurchase agreements.............................      17,346,000          158,000
                                                         ------------      -----------
     Total investments...............................     182,226,852       22,479,806
                                                         ------------      -----------
   Cash .............................................           1,458              792
   Receivable for fund shares sold...................         384,500               --
   Receivable for securities sold....................       2,162,848               --
   Receivable for collateral on securities loaned....      15,998,959        1,201,700
   Dividends receivable..............................              --           15,591
   Interest receivable...............................           3,108               28
   Prepaid expenses..................................           2,203            1,208
                                                         ------------      -----------
     Total assets....................................     200,779,928       23,699,125
                                                         ------------      -----------
LIABILITIES:
   Payable for fund shares redeemed..................           1,844               --
   Payable for securities purchased..................       1,725,484               --
   Payable for securities on loan....................      15,998,959        1,201,700
   Accrued expenses..................................         206,304           25,446
                                                         ------------      -----------
     Total liabilities...............................      17,932,591        1,227,146
                                                         ------------      -----------
NET ASSETS...........................................    $182,847,337      $22,471,979
                                                         ============      ===========
SHARES OUTSTANDING  .................................      19,838,199        2,144,454
                                                         ============      ===========
NET ASSET VALUE PER SHARE............................    $       9.22      $     10.48
                                                         ============      ===========

--------------------------------------------------------------------------------
1 Small Capitalization Growth Portfolio began operations on December 29, 1999.
2 Core Value Portfolio began operations on February 28, 2000.

                       See Notes to Financial Statements.

                                     --19--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                    TAX-           CORE
                                                 GOVERNMENT        EXEMPT          FIXED
                                                    CASH            CASH           INCOME
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 -----------     -----------     -----------
Investment income:
   Interest.................................     $23,857,604     $16,312,764     $14,331,362
   Income from security lending.............              --              --          28,295
                                                 -----------     -----------     -----------
     Total investment income................      23,857,604      16,312,764      14,359,657
                                                 -----------     -----------     -----------
Expenses:
   Administration fee.......................         142,356         147,993          68,384
   Professional fees........................          46,173          45,421          32,740
   Interest expense.........................              --              --       1,319,839
   Pricing fees.............................           3,095          29,956           1,581
   Shareholder report expense...............          11,054           9,459           3,814
   Shareholder servicing fees ..............         198,652         207,305          92,948
   Custodian fee............................          26,802          23,510           1,743
   Directors' fees and expenses.............           7,905          10,075           3,038
   Registration, filing fees and other expenses       13,424          14,601           1,524
                                                 -----------     -----------     -----------
     Total expenses.........................         449,461         488,320       1,525,611
                                                 -----------     -----------     -----------
   Net investment income ...................      23,408,143      15,824,444      12,834,046
                                                 -----------     -----------     -----------
Realized and unrealized loss:
   Net realized loss on:
     Securities transactions................              --              --      (3,633,391)
                                                 -----------     -----------     -----------
     Net realized loss......................              --              --      (3,633,391)
                                                 -----------     -----------     -----------
   Net change in unrealized appreciation/depreciation of:
     Securities.............................              --              --       1,332,627
                                                 -----------     -----------     -----------
     Net unrealized appreciation/depreciation             --              --       1,332,627
                                                 -----------     -----------     -----------
Net realized and unrealized loss............              --              --      (2,300,764)
                                                 -----------     -----------     -----------
Net increase in net assets
   resulting from operations................     $23,408,143     $15,824,444     $10,533,282
                                                 ===========     ===========     ===========


                       See Notes to Financial Statements.

                                     --20--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                     STATEMENTS OF OPERATIONS -- (CONTINUED)
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                  SMALL
                                                  STRATEGIC   CAPITALIZATION    LARGE CAP
                                                   EQUITY          VALUE         VALUE
                                                  PORTFOLIO3     PORTFOLIO4     PORTFOLIO
                                                 -----------    -----------    -----------
Investment income:
   Dividends (net of foreign withholding taxes)1 $ 1,532,428    $ 3,711,434    $   522,528
   Interest.................................         323,849        553,847          5,759
   Income from security lending.............           4,490             --            845
                                                ------------    -----------    -----------
     Total investment income................       1,860,767      4,265,281        529,132
                                                ------------    -----------    -----------
Expenses:
   Investment advisory fee .................              --      1,552,952             --
   Administration fee.......................          59,734        102,084         11,176
   Professional fees........................          38,030         19,952         29,736
   Pricing fees.............................           2,528          2,762          1,899
   Shareholder report expense...............           9,901         19,978          1,726
   Shareholder servicing fees (Advisor Class2)        83,259        636,198         15,461
   Shareholder servicing fees (Institutional Class2)      --         13,938             --
   Custodian fee............................           9,965         17,170          1,411
   Directors' fees and expenses.............           4,063          5,948             --
   Registration, filing fees and other expenses       12,082         97,856          8,733
                                                ------------    -----------    -----------
     Total expenses.........................         219,562      2,468,838         70,142
                                                ------------    -----------    -----------
   Net investment income....................       1,641,205      1,796,443        458,990
                                                ------------    -----------    -----------
Realized and unrealized gain (loss): Net realized gain (loss) on:
     Securities transactions including options    20,742,547     36,726,329        (82,259)
                                                ------------    -----------    -----------
     Net realized gain (loss)...............      20,742,547     36,726,329        (82,259)
                                                ------------    -----------    -----------
   Net change in unrealized appreciation/ depreciation of:
     Securities including options...........     (10,155,922)    15,619,176     (1,865,394)
                                                ------------    -----------    -----------
     Net unrealized appreciation/depreciation    (10,155,922)    15,619,176      (1,865,394)
                                                ------------    -----------    -----------
Net realized and unrealized gain (loss).....      10,586,625     52,345,505     (1,947,653)
                                                ------------    -----------    -----------
Net increase (decrease) in net assets
   resulting from operations................    $ 12,227,830    $54,141,948    $(1,488,663)
                                                ============    ===========    ===========

--------------------------------------------------------------------------------
1   The Strategic  Equity Portfolio had foreign  dividend  withholding  taxes of
    $8,485.
2   For Small Capitalization Value Portfolio only.
3 On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
4 On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.

                       See Notes to Financial Statements.

                                     --21--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                     STATEMENTS OF OPERATIONS -- (CONTINUED)
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                       INSTITUTIONAL
                                                       INTERNATIONAL   INTERNATIONAL
                                                         PORTFOLIO       PORTFOLIO
                                                       --------------  -------------
Investment income:
   Dividends (net of foreign withholding taxes)1.....  $  34,485,400   $  4,879,539
   Interest..........................................      2,460,351        492,164
   Income from security lending......................        696,356         83,111
                                                       -------------   ------------
     Total investment income.........................     37,642,107      5,454,814
                                                       -------------   ------------
Expenses:
   Investment advisory fee ..........................             --      1,643,555
   Administration fee................................        579,912         77,403
   Professional fees.................................        163,573         48,882
   Pricing fees......................................         14,153         14,304
   Shareholder report expense........................          6,361         18,242
   Shareholder servicing fees .......................        780,280             --
   Custodian fee.....................................        137,330         26,263
   Directors' fees and expenses......................         42,783          4,874
   Registration, filing fees and other expenses......         19,793          7,531
                                                       -------------   ------------
     Total expenses..................................      1,744,185      1,841,054
                                                       -------------   ------------
   Net investment income.............................     35,897,922      3,613,760
                                                       -------------   ------------
Realized and unrealized gain (loss): Net realized gain (loss) on:
     Securities transactions.........................    132,207,211     18,438,456
     Foreign currency transactions...................     (5,323,364)    (1,050,281)
                                                       -------------   ------------
     Net realized gain...............................    126,883,847     17,388,175
                                                       -------------   ------------
   Net change in unrealized appreciation/ depreciation of:
     Securities......................................   (221,615,725)   (34,123,669)
     Foreign currency translation....................       (135,265)       (19,725)
                                                       -------------   ------------
     Net unrealized appreciation/depreciation........   (221,750,990)   (34,143,394)
                                                       -------------   ------------
Net realized and unrealized loss.....................    (94,867,143)   (16,755,219)
                                                       -------------   ------------
Net decrease in net assets
   resulting from operations.........................  $ (58,969,221)  $(13,141,459)
                                                       =============   ============

--------------------------------------------------------------------------------
1 The International Portfolio and Institutional International Portfolio had foreign dividend withholding taxes of $4,649,825 and $667,331, respectively.

                       See Notes to Financial Statements.

                                     --22--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                     STATEMENTS OF OPERATIONS -- (CONCLUDED)
                      FOR THE PERIOD ENDED OCTOBER 31, 2000

                                                            SMALL
                                                        CAPITALIZATION    CORE
                                                            GROWTH        VALUE
                                                          PORTFOLIO1    PORTFOLIO2
                                                         -------------  ----------
Investment income:
   Dividends..........................................   $    75,644     $ 141,064
   Interest...........................................       487,047        25,616
   Income from security lending.......................        68,435         1,792
                                                         -----------     ---------
     Total investment income..........................       631,126       168,472
                                                         -----------     ---------
Expenses:
   Investment advisory fee ...........................       845,536        59,659
   Administration fee.................................        33,958         4,793
   Professional fees..................................        67,946        16,730
   Pricing fees.......................................         1,184            --
   Shareholder report expense.........................         5,190         4,848
   Shareholder servicing fees.........................       248,615         6,633
   Custodian fee......................................         3,957           796
   Directors' fees and expenses.......................         2,469           326
   Registration, filing fees and other expenses.......        26,159         4,396
                                                         -----------     ---------
     Total expenses...................................     1,235,014        98,181
                                                         -----------     ---------
   Net investment income (expenses in excess of
     investment income)...............................      (603,888)       70,291
                                                         -----------     ---------
Realized and unrealized loss:
   Net realized loss on:
     Securities transactions..........................    (9,029,597)     (390,071)
                                                         -----------     ---------
     Net realized loss................................    (9,029,597)     (390,071)
                                                         -----------     ---------
   Net change in unrealized appreciation/ depreciation of:
     Securities.......................................    12,316,319       805,482
                                                         -----------     ---------
     Net unrealized appreciation......................    12,316,319       805,482
                                                         -----------     ---------
Net realized and unrealized gain......................     3,286,722       415,411
                                                         -----------     ---------
Net increase in net assets
   resulting from operations..........................   $ 2,682,834     $ 485,702
                                                         ===========     =========

--------------------------------------------------------------------------------
1 Small Capitalization Growth Portfolio began operations on December 29, 1999.
2 Core Value Portfolio began operations on February 28, 2000.

                       See Notes to Financial Statements.

                                     --23--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                  TAX-          CORE
                                              GOVERNMENT         EXEMPT         FIXED
                                                 CASH             CASH         INCOME
                                               PORTFOLIO        PORTFOLIO     PORTFOLIO
                                              ------------    ------------   ------------
Net investment income.......................  $ 23,408,143    $ 15,824,444   $ 12,834,046
Net realized loss on:
   Securities transactions..................            --              --     (3,633,391)
Net change in unrealized appreciation/
   depreciation of:
   Securities...............................            --              --      1,332,627
                                              ------------    ------------   ------------
Net increase in net assets resulting
   from operations..........................    23,408,143      15,824,444     10,533,282
Distributions to shareholders from:
   Net investment income....................   (23,408,143)    (15,824,444   )(12,979,062)
Net increase (decrease) in net assets from
   capital share transactions...............     7,834,320      87,101,682    (54,146,365)
                                              ------------    ------------   ------------
Net increase (decrease) in net assets.......     7,834,320      87,101,682    (56,592,145)
NET ASSETS:
Beginning of year...........................   405,907,448     350,032,482    230,684,188
                                              ------------    ------------   ------------
End of year.................................  $413,741,768    $437,134,164   $174,092,043
                                              ============    ============   ============

--------------------------------------------------------------------------------
                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                                                TAX-            CORE
                                               GOVERNMENT      EXEMPT           FIXED
                                                  CASH          CASH           INCOME
                                                PORTFOLIO     PORTFOLIO       PORTFOLIO
                                              ------------   ------------    ------------
Net investment income.......................  $ 23,644,029   $ 11,041,964    $ 15,832,383
Net realized loss on:
   Securities transactions..................            --             --      (1,959,380)
Net change in unrealized appreciation/
   depreciation of:
   Securities...............................            --             --     (12,047,888)
                                              ------------   ------------    ------------
Net increase in net assets resulting
   from operations..........................    23,644,029     11,041,964       1,825,115
Distributions to shareholders from:
   Net investment income....................   (23,644,029)   (11,041,964)    (15,879,969)
Net decrease in net assets from
   capital share transactions...............   (24,257,637)   (25,891,941)    (14,247,142)
                                              ------------   ------------    ------------
Net decrease in net assets..................   (24,257,637)   (25,891,941)    (28,301,996)
NET ASSETS:
Beginning of year...........................   430,165,085    375,924,423     258,986,184
                                              ------------   ------------    ------------
End of year.................................  $405,907,448   $350,032,482    $230,684,188
                                              ============   ============    ============


                       See Notes to Financial Statements.

                                     --24--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                 SMALL
                                               STRATEGIC    CAPITALIZATION   LARGE CAP
                                                 EQUITY          VALUE         VALUE
                                               PORTFOLIO2     PORTFOLIO3     PORTFOLIO
                                              ------------   ------------   -----------
Net investment income.......................  $  1,641,205   $  1,796,443   $   458,990
Net realized gain (loss) on:
   Securities transactions including options    20,742,547     36,726,329       (82,259)
Net change in unrealized appreciation/
   depreciation of:
   Securities including options.............   (10,155,922)    15,619,176    (1,865,394)
                                              ------------   ------------   -----------
Net increase (decrease) in net assets resulting
   from operations..........................    12,227,830     54,141,948    (1,488,663)
Distributions to shareholders from:
   Net investment income:
     Advisor Class1.........................    (1,666,526)    (1,535,621)     (435,627)
     Institutional Class1...................            --       (209,096)           --
   Net realized gain on investments:
     Advisor Class1.........................   (21,329,302)   (14,940,713)     (385,068)
     Institutional Class1...................            --     (1,612,216)           --
Net increase (decrease) in net assets from
   capital share transactions...............    30,548,682    (47,908,497)  (35,617,964)
                                              ------------   ------------   -----------
Net increase (decrease) in net assets.......    19,780,684    (12,064,195)  (37,927,322)
NET ASSETS:
Beginning of year...........................   148,783,678    281,812,458    59,178,004
                                              ------------   ------------   -----------
End of year.................................  $168,564,362   $269,748,263   $21,250,682
                                              ============   ============   ===========

--------------------------------------------------------------------------------
                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                                                SMALL
                                               STRATEGIC    CAPITALIZATION  LARGE CAP
                                                 EQUITY          VALUE        VALUE
                                               PORTFOLIO2     PORTFOLIO3    PORTFOLIO
                                              ------------   ------------   -----------
Net investment income.......................  $  1,803,001    $ 4,097,753   $   928,494
Net realized gain (loss) on:
   Securities  transactions including options   14,604,117    (21,112,207)   11,038,346
Net change in unrealized appreciation/depreciation of:
   Securities...............................    16,672,595     15,487,511     1,102,108
                                              ------------   ------------   -----------
Net increase (decrease) in net assets resulting
   from operations..........................    33,079,713     (1,526,943)   13,068,948
Distributions to shareholders from:
   Net investment income:
     Advisor Class1.........................    (1,837,172)    (3,515,853)   (1,001,562)
     Institutional Class1...................            --       (518,163)           --
   Net realized gain on investments.........   (14,731,224)            --   (11,060,260)
Net decrease in net assets from
   capital share transactions...............   (20,328,277)   (52,016,589)   (8,449,461)
                                              ------------   ------------   -----------
Net decrease in net assets..................    (3,816,960)   (57,577,548)   (7,442,335)
NET ASSETS:
Beginning of year...........................   152,600,638    339,390,006    66,620,339
                                              ------------   ------------   -----------
End of year.................................  $148,783,678   $281,812,458   $ 59,178,004
                                              ============   ============   ===========

--------------------------------------------------------------------------------
1   For Small Capitalization Value Portfolio only.
2 On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
3 On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.

                       See Notes to Financial Statements.

                                     --25--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                      INSTITUTIONAL
                                                      INTERNATIONAL   INTERNATIONAL
                                                        PORTFOLIO      PORTFOLIO
                                                      --------------  ------------
Net investment income...............................  $   35,897,922    $3,613,760
Net realized gain (loss) on:
   Securities transactions..........................     132,207,211    18,438,456
   Foreign currency transactions....................      (5,323,364)   (1,050,281)
Net change in unrealized appreciation/ depreciation of:
   Securities.......................................    (221,615,725)  (34,123,669)
   Foreign currency translation.....................        (135,265)      (19,725)
                                                      --------------  ------------
Net decrease in net assets resulting
   from operations..................................     (58,969,221)  (13,141,459)
Distributions to shareholders from:
   Net investment income ...........................     (28,767,736)   (3,109,428)
   Net realized gain on investments.................     (97,856,943)  (14,960,903)
Net increase in net assets from
   capital share transactions.......................     171,122,860    26,603,897
                                                      --------------  ------------
Net decrease in net assets..........................     (14,471,040)   (4,607,893)
NET ASSETS:
Beginning of year...................................   1,500,558,886   175,951,090
                                                      --------------  ------------
End of year ........................................  $1,486,087,846  $171,343,197
                                                      ==============  ============

--------------------------------------------------------------------------------

                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                                                      INSTITUTIONAL
                                                       INTERNATIONAL  INTERNATIONAL
                                                         PORTFOLIO      PORTFOLIO
                                                       --------------  ------------
Net investment income...............................    $  33,380,577 $   2,471,023
Net realized gain (loss) on:
   Securities transactions..........................       84,936,877     7,631,695
   Foreign currency transactions....................         (449,376)     (165,993)
Net change in unrealized appreciation/ depreciation of:
   Securities.......................................      167,629,466    17,099,963
   Foreign currency translation.....................          (74,442)       (5,972)
                                                       --------------  ------------
Net increase in net assets resulting
   from operations..................................      285,423,102    27,030,716
Distributions to shareholders from:
   Net investment income ...........................      (43,332,727)   (3,353,836)
   Net realized gain on investments.................      (81,571,581)   (7,782,284)
Net increase in net assets from
   capital share transactions.......................      204,848,287    61,329,386
                                                       --------------  ------------
Net increase in net assets..........................      365,367,081    77,223,982
NET ASSETS:
Beginning of year...................................    1,135,191,805    98,727,108
                                                       --------------  ------------
End of year.........................................   $1,500,558,886  $175,951,090
                                                       ==============  ============

                       See Notes to Financial Statements.

                                     --26--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                      FOR THE PERIOD ENDED OCTOBER 31, 2000

                                                         SMALL
                                                    CAPITALIZATION     CORE
                                                        GROWTH         VALUE
                                                      PORTFOLIO1    PORTFOLIO2
                                                     ------------   -----------
Net investment income (expenses in
   excess of investment income)...................    $  (603,888)   $   70,291
Net realized loss on:
   Securities transactions........................     (9,029,597)     (390,071)
Net change in unrealized appreciation/
   depreciation of:
   Securities.....................................     12,316,319       805,482
                                                     ------------   -----------
Net increase in net assets resulting
   from operations................................      2,682,834       485,702
Distributions to shareholders from:
   Net investment income .........................             --       (55,830)
Net increase in net assets from capital
   share transactions.............................    180,164,503    22,042,107
                                                     ------------   -----------
Net increase in net assets........................    182,847,337    22,471,979
NET ASSETS:
Beginning of period...............................             --            --
                                                     ------------   -----------
End of period.....................................   $182,847,337   $22,471,979
                                                     ============   ===========

--------------------------------------------------------------------------------
1 Small Capitalization Growth Portfolio began operations on December 29, 1999. 2 Core Value Portfolio began operations on February 28, 2000.

                       See Notes to Financial Statements.

                                     --27--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             STATEMENT OF CASH FLOWS
                           CORE FIXED INCOME PORTFOLIO
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                OCTOBER 31, 2000
                                                                ----------------
Cash provided (used) by financing actitivies:
   Sales of capital shares...................................   $     7,750,883
   Repurchase of capital shares..............................       (62,740,282)
                                                                ---------------
   Cash used in capital share transactions ..................       (54,989,399)
   Cash provided by borrowing, net of borrowings
     repaid ($26,712,500)....................................          (625,125)
   Dividends and distributions paid..........................       (12,986,374)
                                                                ---------------
                                                                    (68,600,898)
   Cash provided (used) by operations:
   Purchase of portfolio securities..........................   (10,523,051,927)
   Proceeds from sales of portfolio securities...............    10,577,358,252
                                                                ---------------
                                                                     54,306,325
                                                                ---------------
   Net investment income.....................................        12,834,046
   Net change in receivables/payables
     related to operations...................................         1,461,546
                                                                ---------------
                                                                     14,295,592
                                                                     68,601,917
                                                                ---------------
   Net increase in cash......................................             1,019
   Cash, beginning of year...................................               643
                                                                ---------------
   Cash, end of year.........................................   $         1,662
                                                                ===============

                       See Notes to Financial Statements.

                                     --28--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  GOVERNMENT CASH PORTFOLIO
                                        ----------------------------------------------------
                                                    YEAR ENDED OCTOBER 31,
                                        ----------------------------------------------------
                                          2000       1999       1998       1997       1996
                                        --------   --------   --------   --------   --------
Net asset value, beginning
   of year.........................     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                        --------   --------   --------   --------   --------
Net investment income..............        0.060      0.049      0.051      0.054      0.053
Distributions from net
   investment income...............       (0.060)    (0.049)    (0.051)    (0.054)    (0.053)
                                        --------   --------   --------   --------   --------
Net asset value, end
   of year.........................     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                        ========   ========   ========   ========   ========
Total Return1......................         6.15%      5.00%      5.63%      5.53%     5.46%
                                        ========   ========   ========   ========   ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year
   (in 000's)......................     $413,742   $405,907   $430,165   $451,038   $452,395
Ratio of operating expenses to
   average net assets..............         0.11%      0.11%      0.11%      0.13%      0.16%
Ratio of net investment income
   to average net assets...........         5.96%      4.87%      5.41%      5.39%      5.32%

--------------------------------------------------------------------------------
1 Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                                     --29--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                   TAX-EXEMPT CASH PORTFOLIO
                                        ----------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                        ----------------------------------------------------
                                          2000       1999       1998       1997       1996
                                        --------   --------   --------   --------   --------
Net asset value, beginning
   of year.........................     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                        --------   --------   --------   --------   --------
Net investment income..............        0.038      0.030      0.034      0.034      0.034
Distributions from net
   investment income...............       (0.038)    (0.030)    (0.034)    (0.034)    (0.034)
                                        --------   --------   --------   --------   --------
Net asset value, end
   of year.........................     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                        ========   ========   ========   ========   ========
Total Return1......................         3.88%      3.02%      3.41%      3.46%      3.42%
                                        ========   ========   ========   ========   ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year
   (in 000's)......................     $437,134   $350,032   $375,924   $280,950   $224,999
Ratio of operating expenses to
   average net assets..............         0.12%      0.12%      0.13%      0.14%      0.15%
Ratio of net investment income
   to average net assets...........         3.82%      2.97%      3.37%      3.40%     3.36%

--------------------------------------------------------------------------------
1 Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                                     --30--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                   CORE FIXED INCOME PORTFOLIO
                                        ---------------------------------------------------
                                                      YEAR ENDED OCTOBER 31,
                                        ---------------------------------------------------
                                          2000       1999       1998       1997      1996
                                        --------   --------   --------   --------  --------
Net asset value, beginning
   of year.........................      $ 10.16    $ 10.70    $ 10.46    $ 10.29   $ 10.36
                                        --------   --------   --------   --------  --------
Income from investment
   operations:
Net investment income..............         0.69       0.63       0.64       0.68      0.66
Net realized and unrealized
   gain (loss) on investments......        (0.09)     (0.54)      0.24       0.17     (0.08)
                                        --------   --------   --------   --------  --------
Total from investment
   operations......................         0.60       0.09       0.88       0.85      0.58
                                        --------   --------   --------   --------  --------
Less Distributions from:
Net investment income..............        (0.68)     (0.63)     (0.64)     (0.68)    (0.65)
                                        --------   --------   --------   --------  --------
Total distributions................        (0.68)     (0.63)     (0.64)     (0.68)    (0.65)
                                        --------   --------   --------   --------  --------
Net asset value, end
   of year.........................     $  10.08   $  10.16   $  10.70   $  10.46  $  10.29
                                        ========   ========   ========   ========  ========
Total Return1......................         6.19%      0.91%      9.32%      8.63%     5.88%
                                        ========   ========   ========   ========  ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year
   (in 000's)......................     $174,092   $230,684   $258,986   $266,733  $259,503
Ratio of operating expenses to
   average net assets..............         0.14%      0.12%      0.11%      0.13%     0.16%
Ratio of gross expenses to
   average net assets..............         1.02%2     0.55%2     0.99%2     0.43%2    0.16%
Ratio of net investment income
   to average net assets...........         8.56%      6.08%      6.58%      6.67%     6.37%
Portfolio turnover rate............          234%       191%        93%       307%       47%

--------------------------------------------------------------------------------
1  Total return represents aggregate total return for the period indicated.
2 The gross expense ratio includes interest expense. The ratios excluding interest expense for the years ended October 31, 2000, 1999, 1998 and 1997 were 0.14%, 0.12%, 0.11% and 0.13%, respectively.

                       See Notes to Financial Statements.

                                     --31--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  STRATEGIC EQUITY PORTFOLIO2
                                        ---------------------------------------------------
                                                      YEAR ENDED OCTOBER 31,
                                        ---------------------------------------------------
                                          2000       1999       1998       1997       1996
                                        --------   --------   --------   --------   -------
Net asset value, beginning
   of year.........................     $  22.70   $  20.69   $  20.11   $  16.79   $ 14.67
                                        --------   --------   --------   --------   -------
Income from investment
   operations:
Net investment income..............         0.25       0.28       0.37       0.28      0.41
Net realized and unrealized
   gain on investments.............         1.57       4.51       1.02       5.69      3.73
                                        --------   --------   --------   --------   -------
Total from investment
   operations......................         1.82       4.79       1.39       5.97      4.14
                                        --------   --------   --------   --------   -------
Less Distributions from:
Net investment income..............        (0.25)     (0.28)     (0.36)     (0.28)    (0.40)
Net realized capital gains.........        (3.08)     (2.50)     (0.45)     (2.37)    (1.62)
                                        --------   --------   --------   --------   -------
Total distributions................        (3.33)     (2.78)     (0.81)     (2.65)    (2.02)
                                        --------   --------   --------   --------   -------
Net asset value, end of year.......     $  21.19   $  22.70   $  20.69   $  20.11   $ 16.79
                                        ========   ========   ========   ========   =======
Total Return1......................         8.49%     23.88%      7.00%     36.39%    28.65%
                                        ========   ========   ========   ========   =======
Ratios to average net assets/ Supplemental data:
Net assets, end of year
   (in 000's)......................     $168,564   $148,784   $152,601   $140,495   $94,185
Ratio of operating expenses
   to average net assets...........         0.14%      0.12%      0.12%      0.13%     0.17%
Ratio of net investment income
   to average net assets...........         1.00%      1.17%      1.71%      1.91%     2.26%
Portfolio turnover rate............           47%        40%        52%        26%       36%

--------------------------------------------------------------------------------
1   Total return represents aggregate total return for the period indicated.
2 On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.

                       See Notes to Financial Statements.

                                     --32--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                        SMALL CAPITALIZATION VALUE PORTFOLIO ADVISOR SHARES2
                                        ----------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                        ----------------------------------------------------
                                          2000       1999       1998       1997       1996
                                        --------   --------   --------   --------   --------
Net asset value, beginning
   of year.........................     $  15.04   $  15.28   $  19.06   $  16.12   $  14.98
                                        --------   --------   --------   --------   --------
Income from investment
   operations:
Net investment income..............         0.11       0.20       0.19       0.38       0.33
Net realized and unrealized
   gain (loss) on investments......         3.07      (0.25)     (3.66)      6.32       2.38
                                        --------   --------   --------   --------   --------
Total from investment
   operations......................         3.18      (0.05)     (3.47)      6.70       2.71
                                        --------   --------   --------   --------   --------
Less Distributions from:
Net investment income..............        (0.11)     (0.19)     (0.19)     (0.37)     (0.33)
Net realized capital gains.........        (1.07)        --      (0.12)     (3.39)     (1.24)
                                        --------   --------   --------   --------   --------
Total distributions................        (1.18)     (0.19)     (0.31)     (3.76)     (1.57)
                                        --------   --------   --------   --------   --------
Net asset value, end
   of year.........................     $  17.04   $  15.04   $  15.28   $  19.06   $  16.12
                                        ========   ========   ========   ========   ========
Total Return1......................        21.43%     (0.32)%   (18.35)%    41.80%     18.22%
                                        ========   ========   ========   ========   ========
Ratios to average net assets/ Supplemental data:
Net assets, end of year
   (in 000's)......................     $242,395   $253,357   $307,596   $434,656   $308,415
Ratio of operating expenses
   to average net assets...........         0.90%      0.88%      0.76%      0.12%      0.17%
Ratio of net investment income
   to average net assets...........         0.62%      1.27%      1.07%      2.00%      2.15%
Portfolio turnover rate............           67%        77%        42%        59%        37%

--------------------------------------------------------------------------------
1   Total return represents aggregate total return for the period indicated.
2 On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization ValuePortfolio.

                       See Notes to Financial Statements.

                                     --33--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              SMALL CAPITALIZATION VALUE PORTFOLIO INSTITUTIONAL SHARES4
                              ----------------------------------------------------------
                                                                    FOR THE PERIOD
                                      YEAR ENDED OCTOBER 31,       JANUARY 2, 19981
                                      ----------------------            THROUGH
                                         2000              1999     OCTOBER 31, 1998
                                        -------          -------   ------------------
Net asset value, beginning
   of period..................          $ 15.01          $ 15.29         $ 19.33
                                        -------          -------         -------
Income from investment
   operations:
Net investment income.........             0.14             0.23            0.15
Net realized and unrealized
   gain (loss) on investments.             3.06            (0.24)          (3.94)
                                        -------          -------         -------
Total from investment
   operations.................             3.20            (0.01)          (3.79)
                                        -------          -------         -------
Less Distributions from:
Net investment income.........            (0.13)           (0.27)          (0.13)
Net realized capital gains....            (1.07)              --           (0.12)
                                        -------          -------         -------
Total distributions...........            (1.20)           (0.27)          (0.25)
                                        -------          -------         -------
Net asset value, end
   of period..................          $ 17.01          $ 15.01         $ 15.29
                                        =======          =======         =======
Total Return2.................            21.65%           (0.10)%        (19.69)%
                                        =======          =======         =======
Ratios to average net assets/ Supplemental data:
Net assets, end of period
   (in 000's).................          $27,353          $28,455         $31,794
Ratio of operating expenses
   to average net assets......             0.70%            0.68%           0.69%3
Ratio of net investment income
   to average net assets......             0.82%            1.47%           1.07%3
Portfolio turnover rate.......               67%              77%             42%

--------------------------------------------------------------------------------
1   Commencement of operations.
2   Total return represents  aggregate total return for the period indicated.
3   Annualized.
4 On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.

                       See Notes to Financial Statements.

                                     --34--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                               LARGE CAP VALUE PORTFOLIO
                                        -------------------------------------------
                                                   YEAR ENDED OCTOBER 31,
                                        -------------------------------------------
                                          2000     1999     1998     1997     1996
                                        -------  -------  -------  -------  -------
Net asset value, beginning
   of year.........................     $ 11.24  $ 11.77  $ 13.29  $ 11.68  $ 10.34
                                        -------  -------  -------  -------  -------
Income from investment
   operations:
Net investment income..............        0.18     0.18     0.24     0.29     0.26
Net realized and unrealized
   gain on investments.............       (0.15)    2.00     0.35     3.95     1.49
                                        -------  -------  -------  -------  -------
Total from investment
   operations......................        0.03     2.18     0.59     4.24     1.75
                                        -------  -------  -------  -------  -------
Less Distributions from:
Net investment income..............       (0.16)   (0.19)   (0.25)   (0.29)   (0.27)
Net realized capital gains.........       (0.08)   (2.52)   (1.86)   (2.34)   (0.14)
                                        -------  -------  -------  -------  -------
Total distributions................       (0.24)   (2.71)   (2.11)   (2.63)   (0.41)
                                        -------  -------  -------  -------  -------
Net asset value, end
   of year.........................     $ 11.03  $ 11.24  $ 11.77  $ 13.29  $ 11.68
                                        =======  =======  =======  =======  =======
Total Return1......................        0.30%   19.59%    4.77%   36.55%   17.13%
                                        =======  =======  =======  =======  =======
Ratios to average net assets/ Supplemental data:
Net assets, end of year
   (in 000's)......................     $21,251  $59,178  $66,620  $71,177  $50,131
Ratio of operating expenses
   to average net assets...........        0.23%    0.13%    0.12%    0.13%    0.15%
Ratio of net investment income
   to average net assets...........        1.50%    1.28%    1.74%    2.10%    2.62%
Portfolio turnover rate............         108%     105%     132%     109%     104%

--------------------------------------------------------------------------------
1 Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                                     --35--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  INTERNATIONAL PORTFOLIO
                                    ---------------------------------------------------------
                                                   YEAR ENDED OCTOBER 31,
                                    ---------------------------------------------------------
                                       2000        1999        1998        1997       1996
                                    ----------  ----------  ----------  ----------  --------
Net asset value, beginning
   of year........................  $    17.87  $    15.66  $    15.11  $    13.87  $   12.70
                                    ----------  ----------  ----------  ----------  ---------
Income from investment
   operations:
Net investment income.............        0.45        0.48        0.37        0.39       0.40
Net realized and unrealized
   gain (loss) on investments.....       (1.09)       3.33        0.74        1.89       1.29
                                    ----------  ----------  ----------  ----------  ---------
Total from investment
   operations.....................       (0.64)       3.81        1.11        2.28       1.69
                                    ----------  ----------  ----------  ----------  ---------
Less Distributions from:
Net investment income.............       (0.33)      (0.57)      (0.40)      (0.35)     (0.43)
Net realized capital gains........       (1.11)      (1.03)      (0.16)      (0.62)     (0.04)
In excess of net realized gains...       --             --          --          --      (0.05)
In excess of net investment
   income.........................       --             --          --       (0.07)        --
                                    ----------  ----------  ----------  ----------  ---------
Total distributions...............       (1.44)      (1.60)      (0.56)      (1.04)     (0.52)
                                    ----------  ----------  ----------  ----------  ---------
Net asset value, end
   of year........................     $ 15.79     $ 17.87     $ 15.66     $ 15.11    $ 13.87
                                    ==========  ==========  ==========  ==========  =========
Total Return1.....................       (3.70)%     24.65%       7.44%      16.35%     13.47%
                                    ==========  ==========  ==========  ==========  =========
Ratios to average net assets/ Supplemental data:
Net assets, end of year
   (in 000's).....................  $1,486,088  $1,500,559  $1,135,192  $1,051,102  $ 643,459
Ratio of operating expenses
   to average net assets..........        0.11%       0.11%       0.13%       0.14%      0.18%
Ratio of net investment income
   to average net assets..........        2.30%       2.52%       2.32%       2.77%      3.05%
Portfolio turnover rate...........          36%         20%         19%         15%         6%

--------------------------------------------------------------------------------
1 Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                                     --36--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                           INSTITUTIONAL INTERNATIONAL PORTFOLIO
                                        -------------------------------------------
                                                  YEAR ENDED OCTOBER 31,
                                        -------------------------------------------
                                          2000     1999     1998     1997     1996
                                        -------- -------- -------  -------  -------
Net asset value, beginning
   of year.........................     $  17.82 $  15.53 $ 14.89  $ 13.67  $ 12.34
                                        -------- -------- -------  -------  -------
Income from investment
   operations:
Net investment income..............         0.33     0.39    0.26     0.27     0.28
Net realized and unrealized
   gain (loss) on investments......        (1.37)    3.15    0.81     1.86     1.50
                                        -------- -------- -------  -------  -------
Total from investment
   operations......................        (1.04)    3.54    1.07     2.13     1.78
                                        -------- -------- -------  -------  -------
Less Distributions from:
Net investment income..............        (0.24)   (0.40)  (0.28)   (0.22)   (0.25)
Net realized capital gains.........        (1.44)   (0.85)  (0.15)   (0.61)   (0.14)
In excess of net realized
   capital gains...................           --       --      --       --    (0.06)
In excess of net investment
   income..........................           --       --      --    (0.08)      --
                                        -------- -------- -------  -------  -------
Total distributions................        (1.68)   (1.25)  (0.43)   (0.91)   (0.45)
                                        -------- -------- -------  -------  -------
Net asset value, end
   of year.........................     $  15.10 $  17.82 $ 15.53  $ 14.89  $ 13.67
                                        ======== ======== =======  =======  =======
Total Return1......................        (5.87)%  22.98%   7.26%   15.54%   14.46%
                                        ======== ======== =======  =======  =======
Ratios to average net assets/ Supplemental data:
Net assets, end of year
   (in 000's)......................     $171,343 $175,951 $98,727  $81,659  $58,390
Ratio of operating expenses
   to average net assets...........         0.84%    0.86%   0.87%    0.87%    0.95%
Ratio of net investment income
   to average net assets...........         1.65%    1.83%   1.58%    1.94%    2.06%
Portfolio turnover rate............           74%      20%     19%      15%      10%

--------------------------------------------------------------------------------
1 Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                                     --37--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SMALL CAPITALIZATION
                                                              GROWTH PORTFOLIO
                                                            --------------------
                                                               FOR THE PERIOD
                                                             DECEMBER 29, 19991
                                                                   THROUGH
                                                              OCTOBER 31, 2000
                                                            --------------------
Net asset value, beginning of period.............................     $ 10.00
                                                                      -------
Income from investment operations:
Expenses in excess of investment income..........................       (0.03)
Net realized and unrealized loss on investments..................       (0.75)
                                                                      -------
Total from investment operations.................................       (0.78)
                                                                      -------
Net asset value, end of period...................................      $ 9.22
                                                                      =======
Total Return2....................................................       (7.80)%
                                                                      =======
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's).............................    $182,847
Ratio of operating expenses to average net assets................        1.23%3
Ratio of expenses in excess of income to average net assets......       (0.60)%3
Portfolio turnover rate..........................................          78%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Total return  represents  aggregate total return for the period  indicated.
3 Annualized.

                       See Notes to Financial Statements.

                                     --38--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            CORE VALUE PORTFOLIO
                                                            --------------------
                                                               FOR THE PERIOD
                                                             FEBRUARY 28, 20001
                                                                   THROUGH
                                                              OCTOBER 31, 2000
                                                             -----------------
Net asset value, beginning of period...........................        $ 10.00
                                                                       -------
Income from investment operations:
Net investment income..........................................           0.04
Net realized and unrealized gain on investments................           0.47
                                                                       -------
Total from investment operations...............................           0.51
                                                                       -------
Less Distributions from:
Net investment income..........................................          (0.03)
                                                                       -------
Total distributions............................................          (0.03)
                                                                       -------
Net asset value, end of period.................................        $ 10.48
                                                                       =======
Total Return2..................................................           5.10%
                                                                       =======
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)...........................        $22,472
Ratio of operating expenses to average net assets..............           0.74%3
Ratio of net investment income to average net assets...........           0.53%3
Portfolio turnover rate........................................             62%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Total return  represents  aggregate total return for the period  indicated.
3 Annualized.

                       See Notes to Financial Statements.

                                     --39--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            GOVERNMENT CASH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                               VALUE
  --------                                                          --------------
AGENCY DISCOUNT NOTES1 -- 58.6%
             FARMER MAC DISCOUNT NOTE -- 4.8%
$20,000,000  6.43% due 1/5/01 .....................................  $  19,767,806
                                                                     -------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 20.3%
 10,000,000  6.44% due 1/4/01 .....................................      9,885,511
 35,000,000  6.44% due 1/11/01.....................................     34,555,756
 20,000,000  6.44% due 1/18/01.....................................     19,720,933
 20,000,000  6.42% due 1/25/01.....................................     19,696,833
                                                                     -------------
                                                                        83,859,033
                                                                     -------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 33.5%
 80,000,000  6.41% due 11/2/00 ....................................     79,985,756
 40,000,000  6.48% due 12/14/00....................................     39,690,400
  9,387,000  6.44% due 1/11/01.....................................      9,267,960
 10,000,000  6.43% due 1/18/01.....................................      9,860,683
                                                                     -------------
                                                                       138,804,799
                                                                     -------------
             TOTAL AGENCY DISCOUNT NOTES
               (Cost $242,431,638).................................    242,431,638
                                                                     -------------
AGENCY NOTES -- 4.4%
             US GOVERNMENT AGENCIES & OBLIGATIONS -- 4.4%
  3,000,000  Federal Home Loan Bank,
               6.75% due 10/23/01 .................................      3,000,000
             Student Loan Market Association:
  3,000,000    6.895% due 12/21/00 ................................      3,000,000
  6,000,000    6.715% due 2/15/01..................................      6,000,000
  6,000,000    6.765% due 4/19/01..................................      6,000,000
                                                                     -------------
             TOTAL AGENCY NOTES
               (Cost $18,000,000)..................................     18,000,000
                                                                     -------------
REPURCHASE AGREEMENTS2 -- 37.4%
 40,000,000  Bear Stearns, Inc., 6.60% 11/1/00 (dated 10/31/00, collateralized by $43,652,771 Collateralized Mortgage
               Obligation FHR #2132 A, 6.00% due 9/15/26, market value
               $40,951,756)........................................     40,000,000
 15,000,000  Bear Stearns, Inc., 6.54% 11/6/00 (dated 9/6/00, collateralized by $15,537,827 Collateralized Mortgage
               Obligation FHR #2156 FQ, 6.97% due 5/15/29, market
               value $15,386,881)..................................     15,000,000


                       See Notes to Financial Statements.

                                     --40--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            GOVERNMENT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 ------------                                                         ----------------

REPURCHASE AGREEMENTS -- (CONTINUED)
$12,000,000  Merrill Lynch, Inc., 6.60% 11/1/00 (dated 10/31/00, collateralized by $12,396,130 Collateralized Mortgage
               Obligation FHR #2141 FH, 6.97% due 4/15/29, market
               value $12,070,394)..................................   $ 12,000,000
 10,875,365  Prudential Securities, Inc., 6.63% 11/1/00 (dated 10/31/00, collateralized by $11,448,387 Collateralized Mortgage
               Obligation FHR #2151 JL, 6.00% due 3/15/23, market
               value $11,176,487)..................................     10,875,365
 15,000,000  Prudential Securities, Inc., 6.52% 12/18/00 (dated 9/19/00, collateralized by $15,575,326 Collateralized Mortgage
               Obligation FNR #1999-19 F,  6.97% due 8/25/23, market
               value $15,413,329)..................................     15,000,000
 15,000,000  Prudential Securities, Inc., 6.57% 1/2/01 (dated 10/2/00, collateralized by $15,492,631 Collateralized Mortgage
               Obligation FHR #2134 PE, 6.00% due 8/15/8, market
               value $15,390,960)..................................     15,000,000
 20,000,000  Prudential Securities, Inc., 6.57% 1/3/01 (dated 10/4/00, collateralized by $21,089,589 Collateralized Mortgage
               Obligation FNR #1999-- 19 F,  6.97% due 8/25/23, market
               value $20,870,239)..................................     20,000,000
 15,000,000  Prudential Securities, Inc., 6.57% 1/4/01 (dated 10/6/00, collateralized by $15,645,901 Collateralized Mortgage
               Obligation FNR #1999-27 FB, 7.02% due 6/25/29, market
               value $15,331,731)..................................     15,000,000
 12,000,000  Societe Generale Cowen, Inc., 6.59% 11/1/00 (dated
               10/31/00, collateralized by $12,131,904 GNMA II #G280169,
               7.375% due 2/20/28, market value $12,206,465) ......     12,000,000
                                                                      ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $154,875,365).................................    154,875,365
                                                                      ------------
TOTAL INVESTMENTS (Cost $415,307,003)3....................   100.4%   $415,307,003
LIABILITIES IN EXCESS OF OTHER ASSETS.....................    (0.4)     (1,565,235)
                                                             -----    ------------
NET ASSETS................................................   100.0%   $413,741,768
                                                             =====    ============

--------------------------------------------------------------------------------
1  Rate represents annualized discount yield at date of purchase.
2 Market value disclosed for collateral on repurchase agreements is as of October 31, 2000. The term repurchase agreements are subject to a seven day demand feature.
3  Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                                     --41--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 -----------                                                            -----------

VARIABLE/FLOATING RATE NOTES1 -- 88.5%
             DAILY VARIABLE/FLOATING RATE NOTES -- 39.55%
 $1,700,000  California State, Statewide Community Development Authority
               Revenue, Certificate Participation, John Muir/ Mt Diablo
               Health, (AMBAC Insured), (SPA: Chase Manhattan Bank),
               4.45% due 8/15/27...................................    $ 1,700,000
  5,600,000  Collier County, Florida Health Facilities, Authority Hospital Revenue,
               Cleveland Clinic Health System, (SPA: Bank One N.A.),
               4.60% due 1/1/33....................................      5,600,000
  7,300,000  Delaware County, Pennsylvania, Industrial Development Authority,
               Airport Facilities Revenue, United Parcel Service Project,
               4.55% due 12/1/15...................................      7,300,000
  3,100,000  District of Columbia, Series B-3, (LOC: Bank of America NT & SA),
               4.85% due 6/1/03....................................      3,100,000
  1,900,000  East Baton Rouge Parish, Louisiana, Pollution Control Revenue,
               Exxon Project,
               4.55% due 11/1/19...................................      1,900,000
  3,400,000  Farmington, New Mexico, Pollution Control Revenue, Arizona
               Public Service, Series A, (LOC: Barclays Bank PLC),
               4.65% due 5/1/29....................................      3,400,000
  2,550,000  Farmington, New Mexico, Pollution Control Revenue, Arizona
               Public Service Co, Series B, (LOC: Barclays Bank PLC),
               4.65% due 9/1/24....................................      2,550,000
  2,700,000  Forsyth, Montana, Pollution Control Revenue, Pacificorp Project,
               (LOC: Rabobank Nederland N.V.),
               4.75% due 1/1/18....................................      2,700,000
  1,000,000  Hapeville, Georgia, Development Authority, Industrial Development
               Revenue, Hapeville Hotel Limited, (LOC: Deutsche Bank AG),
               4.55% due 11/1/15...................................      1,000,000
  9,700,000  Harris County, Texas, Health Facilities Development Corporation,
               St. Lukes Episcopal Hospital, Series A, (SPA: Morgan
               Guaranty Trust),
               4.65% due 2/15/27...................................      9,700,000
  1,000,000  Hillsborough County, Florida, Industrial Development Authority
               Pollution Control Revenue, Tampa Electric Co. Gannon,
               4.55% due 5/15/18...................................      1,000,000
  4,300,000  Idaho, Health Facilities Authority Revenue, Magic VY Regional
               Medical Center Project, (AMBAC Insured),
               4.60% due 7/1/30....................................      4,300,000


                       See Notes to Financial Statements.

                                     --42--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
  ---------                                                             -----------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
 $2,100,000  Irvine Ranch, California, Water District, (LOC: Toronto--
               Dominion Bank),
               4.45% due 6/1/15....................................  $   2,100,000
  3,690,000  Irvine, California, Adjustment Assessment, District 87-8,
               (LOC: Canadian Imperial Bank),
               4.50% due 9/2/22....................................      3,690,000
  4,000,000  Jackson County, Mississippi, Port Facility Revenue, Chevron
               USA Inc. Project,
               4.60% due 6/1/23....................................      4,000,000
  5,600,000  Kansas City, Kansas, Industrial Development Authority, Hospital
               Revenue, Research Health Service System, (MBIA Insured),
               (SPA: Bank of America),
               4.75% due 4/15/15...................................      5,600,000
  1,200,000  La Crosse, Wisconsin, Pollution Control Revenue, Dairyland Power
               Cooperative B, (AMBAC Insured),
               4.55% due 9/1/14....................................      1,200,000
  2,400,000  Lehigh County, Pennsylvania, General Purpose Authority Revenues,
               Lehigh Valley Hospital, Series A, (AMBAC Insured), (SPA: Chase
               Manhattan Bank),
               4.60% due 7/1/28....................................      2,400,000
  2,000,000  Lehigh County, Pennsylvania, General Purpose Authority Revenues,
               Lehigh Valley Hospital, Series B, (MBIA Insured), (SPA: First
               Union National Bank),
               4.60% due 7/1/29....................................      2,000,000
 12,100,000  Lincoln County, Wyoming, Pollution Control Revenue, Exxon
               Project, Series B:
               4.55% due 11/1/14...................................     12,100,000
  8,800,000  Long Island Power Authority, New York, Electrical Systems Revenue,
               Sub Series 5, (LOC: ABN Amro Bank 50%, Morgan Guaranty
               Trust 50%),
               4.60% due 5/1/33....................................      8,800,000
  4,200,000  Long Island Power Authority, New York, Electrical Systems Revenue,
               Series 6, (LOC: ABN Amro Bank 50%, Morgan Guaranty Trust 50%),
               4.55% due 5/1/33....................................      4,200,000
  7,400,000  Los Angeles, California, Regional Airports Improvement Corp. Lease
               Revenue, Sublease -- L A International -- LAX 2, (LOC: Societe
               Generale),
               4.65% due 12/1/25...................................      7,400,000


                       See Notes to Financial Statements.

                                     --43--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
  ----------                                                          ------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
 $  800,000  Louisiana, Public Facilities Authority Revenue, Kenner Hotel,
               (LOC: Deutsche Bank AG),
               4.55% due 12/1/15...................................   $    800,000
  2,100,000  Marshall County, West Virginia, Bayer Corp Project,
               4.65% due 3/1/09....................................      2,100,000
  2,320,000  Massachusetts State, Health & Educational Facilities Authority
               Revenue, Capital Asset Project, Series G-1, (MBIA Insured),
               (SPA: Credit Suisse First Boston),
               4.10% due 7/1/05....................................      2,320,000
  2,960,000  Metropolitan Nashville Airport American Airlines
               (LOC: Credit Suisse 1st Boston),
               4.55% due 10/1/12...................................      2,960,000
  1,200,000  New Jersey, Economic Development Authority Revenue, Dorado
               Terminal, Series B, (LOC: Bank One Chicago N.A.),
               4.40% due 12/1/21...................................      1,200,000
             New York City, New York,  Municipal Water Finance Authority,  Water
               and Sewer Systems Revenue, Series C, (FGIC Insured):
  3,100,000    4.55% due 6/15/22...................................      3,100,000
  5,300,000    4.55% due 6/15/23...................................      5,300,000
  2,300,000  New York State, Energy Research and Development Authority,
               Pollution Control Revenue, New York State Electric & Gas -- C,
               (LOC: Morgan Guaranty Trust),
               4.55% due 6/1/29....................................      2,300,000
  2,400,000  New York State, Energy Research and Development Authority,
               Pollution Control Revenue, New York State Electric & Gas -- D,
               (LOC: Bank One Chicago N.A.),
               4.55% due 10/1/29...................................      2,400,000
  1,300,000  New York, New York, G.O., Subseries A-5, (LOC: KBC Bank N.V.),
               4.55% due 8/1/15....................................      1,300,000
  2,800,000  New York, New York, G.O., Subseries B-7, (AMBAC Insured),
               (SPA: Morgan Guaranty Trust),
               4.55% due 8/1/17....................................      2,800,000
  1,200,000  New York, New York, Series B, (SPA: Bank of Austria),
               4.55% due 8/15/03...................................      1,200,000
    900,000  New York, New York, Sub Series A-5, (LOC: KBC Bank N.V.),
               4.55% due 8/1/16....................................        900,000
  1,400,000  North Carolina State, Medical Care Community Revenue, Carol
               Woods Project, (LOC: Bank of America N.A.),
               4.60% due 4/1/21....................................      1,400,000


                       See Notes to Financial Statements.

                                     --44--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
  ---------                                                           ------------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
 $  700,000  North Central Texas, Health Facilities Development Corp. Revenue,
               Presbyterian Medical Center, Series D, (MBIA Insured),
               (SPA: Chase Manhattan Bank),
               4.65% due 12/1/15...................................   $    700,000
  4,500,000  Orange County, California, Sanitation Districts, Certificate of
               Participation, (LOC: Dexia/Credit Local de France),
               4.50% due 8/1/30....................................      4,500,000
  1,800,000  Perry County, Mississippi, Pollution Control Revenue, Leaf
               River Forest Project, (LOC: Wachovia Bank),
               4.65% due 3/1/02....................................      1,800,000
  2,000,000  Port of Portland, Oregon, Pollution Control Revenue, Reynold
               Metals, (LOC: Bank of Nova Scotia),
               4.70% due 12/1/09...................................      2,000,000
  2,200,000  Princeton, Indiana, Pollution Control Revenue, PSI Energy Project,
               (LOC: Morgan Guaranty Trust),
               4.55% due 4/1/22....................................      2,200,000
 11,800,000  Roanoke, Virginia, Industrial Development Authority, Hospital
               Revenue, Carilion Health Systems, Series B,
               (SPA: Bank of America),
               4.65% due 7/1/27....................................     11,800,000
  1,000,000  Salt Lake County, Utah, Pollution Control Revenue, Service Station
               Holdings Project, (British Petroleum),
               4.60% due 2/1/08....................................      1,000,000
  9,500,000  St. Lucie County, Florida, Pollution Control Revenue, Florida
               Power & Light Company Project,
               4.70% due 9/1/28....................................      9,500,000
  3,221,000  Tustin, California, Improvement Bond Act 1915, (LOC: KBC Bank N.V.),
               4.50% due 9/2/13....................................      3,221,000
  5,700,000  Unita County, Wyoming, Pollution Control Revenue, Chevron
               USA Inc. Project,
               4.60% due 8/15/20...................................      5,700,000
  1,200,000  Washington State, Health Care Facility Authority Revenue, Fred
               Hutchinson Cancer Center, Series A, (LOC: Morgan Guaranty Trust),
               4.75% due 1/1/18....................................      1,200,000
  1,500,000  Washington State, Health Care Facility Authority Revenue, Sisters
               Providence, Series E, (SPA: Rabobank Nederland),
               4.65% due 10/1/05...................................      1,500,000
                                                                      ------------
             TOTAL DAILY VARIABLE/FLOATING RATE NOTES
               (Cost $172,941,000).................................    172,941,000
                                                                      ------------


                       See Notes to Financial Statements.

                                     --45--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 ----------                                                          -------------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
             WEEKLY VARIABLE/FLOATING RATE NOTES -- 48.7%
 $1,000,000  Alabama State, Special Care Facilities, Finance Authority,
               Montgomery Hospital Revenue, (FGIC Insured),
               (SPA: Barclays Bank),
               4.40% due 4/1/15....................................  $   1,000,000
  8,100,000  Burke County, Georgia, Development Authority, Pollution Control
               Revenue, Oglethorpe Power Corporation, Series A, (FGIC Insured),
               (SPA: Credit Local de France),
               4.30% due 1/1/19....................................      8,100,000
    800,000  California State, Health Facilities, Financing Authority Revenue,
               Childrens Hospital Project, (MBIA Insured), (SPA:Rabobank
               Nederland N.V.),
               4.00% due 11/1/21...................................        800,000
  3,820,000  Charlotte, North Carolina, Airport Revenue, Series A,
               (MBIA Insured), (SPA: Commerzbank),
               4.25% due 7/1/16....................................      3,820,000
  1,980,000  Chicago, Illinois, O'Hare International Airport Revenue, General
               Airport 2nd Lien -- A, (LOC: Societe Generale),
               4.40% due 1/1/15....................................      1,980,000
  5,790,000  Clayton County, Georgia, Housing Authority, Multi-Family Housing
               Revenue, Ten Oaks Apartments, Series F, (FSA Insured),
               (SPA: Societe Generale),
               4.40% due 1/1/21....................................      5,790,000
  1,700,000  Colton, California, Redevelopment Agency, Multi-Family Revenue,
               Issue A, (Guaranteed by Federal Home Loan Bank),
               3.40% due 5/1/10....................................      1,700,000
 10,100,000  Connecticut State, Health and Education Facilities Authority
               Revenue, Yale University, Series T-2,
               4.20% due 7/1/27....................................     10,100,000
  1,045,000  Dade County, Florida, Aviation Revenue, Series A,
               (LOC: Morgan Guaranty),
               4.35% due 10/1/09...................................      1,045,000
  2,600,000  Dauphin County, Pennsylvania, General Authority Revenue, School
               District Pooled Financing Program II, (AMBAC Insured),
               (LOC:Bank of Nova Scotia)
               4.00% due 9/1/32....................................      2,600,000
  1,000,000  Delaware State, River & Bay Authority, Series B, (AMBAC Insured),
               (SPA: Dexia Public Finance Bank),
               3.80% due 1/1/30....................................      1,000,000


                       See Notes to Financial Statements.

                                     --46--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 ----------                                                          -------------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
 $1,900,000  Durham, North Carolina, G.O., Public Improvement,
               (LOC:Wachovia Bank)
               4.30% due 2/1/13....................................  $   1,900,000
  1,085,000  Ewing, Kentucky, (SPA: First Union National Bank),
               4.45% due 6/1/33....................................      1,085,000
    600,000  Fairfax County, Virginia, Industrial Development Authority Revenue,
               Fairfax Hospital System, Series C,
               4.35% due 10/1/16...................................        600,000
  1,675,000  Gettysburg, Pennsylvania, Area Industrial Development, Brethren
               Home County, Project A, (LOC: First Union National Bank),
               4.35% due 6/1/24....................................      1,675,000
  2,000,000  Gloucester County, New Jersey, Industrial Pollution Control Financing
               Authority Revenue, Mobil Oil Refining Company Project,
               4.15% due 12/1/13...................................      2,000,000
  5,000,000  Golden Empire, California, School Financing Authority, Kern
               High School District Projects, (LOC: Canadian Imperial Bank),
               3.70% due 8/1/26....................................      5,000,000
  2,800,000  Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance
               of Greater Cincinnati, Series E, (MBIA Insured), (SPA: Credit Suisse
               First Boston),
               4.35% due 1/1/18....................................      2,800,000
             Illinois State, Health Facilities Authority Revenue, Swedish Covenant
               Hospital Project, (AMBAC Insured), (SPA: First National
               Bank of Chicago):
  2,600,000    4.40% due 11/15/24..................................      2,600,000
    600,000    4.40% due 8/1/25....................................        600,000
  5,900,000  Illinois State, Housing Development Authority, Housing Revenue,
               Illinois Center Apartments, (Met Life Guaranty Insured),
               (SPA: KBC Bank),
               4.35% due 1/1/08....................................      5,900,000
  2,100,000  Iowa State, Higher Education Loan Authority, Private College
               Facilities Revenue, (MBIA Insured), (SPA: Chase Manhattan Bank),
               4.40%due 12/1/15....................................      2,100,000
  1,000,000  Knox County, Tennessee, Industrial Development Board, Industrial
               Revenue, Professional Plaza LTD Project, (FGIC Insured),
               (SPA: Bank of Boston),
               4.35%due 12/1/14....................................      1,000,000


                       See Notes to Financial Statements.

                                     --47--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 ----------                                                          ------------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
 $8,000,000  Lisle, Illinois, Multi-Family Revenue, Four Lakes Phase V,
               (Guaranteed by FNMA)
               4.30%due 9/15/26....................................  $   8,000,000
  2,700,000  Los Angeles County, California, Pension Obligation, Series C,
               (AMBAC Insured), (SPA: Bank of Nova Scotia),
               3.75% due 6/30/07...................................      2,700,000
  3,215,000  Los Angeles, California, Multifamily Revenue, Series K,
               (Guaranteed by Federal Home Loan Bank),
               3.85% due 7/1/10....................................      3,215,000
  3,040,000  Louisiana State, Public Facilities Authority Revenue, College and
               University Equipment and Capital, Series A, (FGIC Insured),
               (SPA: Societe Generale),
               4.40% due 9/1/10....................................      3,040,000
  4,100,000  Louisiana State, Public Facilities Authority Revenue, Multi-Family
               Mortgage -- Emberwood, (General Electric Capital
               Guaranty Insured),
               4.30% due 10/1/22...................................      4,100,000
  7,700,000  Massachusetts State, Health & Educational Facilities Authority
               Revenue, Amherst College, Series F,
               4.25% due 11/1/26...................................      7,700,000
    700,000  Massachusetts State, Health & Educational Facilities Authority
               Revenue, Capital Asset Project, Series G-1, (MBIA Insured),
               (SPA: Credit Suisse First Boston),
               4.15% due 1/1/19....................................        700,000
  1,000,000  Massachusetts State, Housing Finance, Multi-Family Housing Project,
               Series A, (Guaranteed by FNMA),
               4.20% due 1/15/10...................................      1,000,000
  9,700,000  Massachusetts State, Water Resource Authority, Series B,
               (LOC: Landesbank Hessen-Thuringen),
               4.20% due 8/1/28....................................      9,700,000
  5,400,000  Mecklenburg County, North Carolina, G.O., Public Improvement,
               Series C, (SPA: First Union National Bank),
               4.35% due 2/1/18....................................      5,400,000
  1,300,000  Michigan State, Strategic Fund, Industrial Development Revenue,
               Allen Group Incorporation Project, (LOC: Dresdner Bank, AG),
               4.30% due 11/1/25...................................      1,300,000
  6,700,000  Missouri State, Health and Education Facilities Authority, Christian
               Health Services, Series B, (LOC: Morgan Guaranty Trust),
               4.30% due 12/1/19...................................      6,700,000


                       See Notes to Financial Statements.

                                     --48--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 ----------                                                          -------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
 $5,000,000  Moffat County, Colorado, Pollution Control Revenue, Fixed Colorado
               United Electric, (AMBAC Insured), (SPA: Societe Generale),
               4.45% due 7/1/10....................................  $   5,000,000
  5,400,000  Montgomery County, Maryland, Housing Opportunity Commission,
               Multi-Family Mortgage -- Falklands, Series B, (Connecticut
               General Life Insured),
               4.50% due 8/1/15....................................      5,400,000
  1,500,000  Mountain View, California, Multi-Family Housing Revenue,
               (FGIC Insured),
               3.95% due 3/1/17....................................      1,500,000
  1,300,000  Municipal Electric Authority, Georgia Project Sub E,
               (LOC: ABN AMRO Bank N.V.),
               4.45% due 1/1/26....................................      1,300,000
  1,200,000  New Jersey State, Economic Development Authority, Pollution
               Control Revenue, Public Services Electric and Gas Company,
               Series A, (MBIA Insured), (SPA: UBS AG),
               4.15% due 9/1/12....................................      1,200,000
  4,200,000  New Jersey State, Turnpike Authority Revenue, Series D,
               (FGIC Insured), (SPA: Societe Generale),
               4.15% due 1/1/18....................................      4,200,000
  7,600,000  New York City, New York, Transitional Financial Authority Revenue,
               Future Tax Secured, Series A-1, (SPA: Commerzbank AG),
               4.20% due 11/15/28..................................      7,600,000
  4,300,000  New York State, Housing Finance Agency Revenue, Liberty View,
               Series A, (Guaranteed by FNMA),
               4.20% due 11/15/19..................................      4,300,000
 12,000,000  New York State, Local Government Assistance Corporation,
               Series B, (LOC: Bayerische Landesbank 50%, Westdeutsche
               Landesbank 50%),
               4.10% due 4/1/23....................................     12,000,000
    900,000  New York State, Medical Care Facilities, Finance Agency Revenue,
               Lenox Hill Hospital, Series A, (LOC: Chase Manhattan Bank),
               4.25% due 11/1/08...................................        900,000
  1,000,000  Ohio State University, Ohio, General Receipts,
               4.25% due 12/1/07...................................      1,000,000
  8,955,000  Ohio State, Water Development Authority Pollution Control
               Facilities Revenue, Duqesne LT Co., Series C,
               (LOC: Bank of New York),
               4.35% due 11/1/29...................................      8,955,000


                       See Notes to Financial Statements.

                                     --49--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 ----------                                                          -------------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
 $4,600,000  Port Kalama, Washington, Public Corporation Port, Conagra
               Incorporated Project, (LOC: Morgan Guaranty Trust),
               4.45% due 1/1/04....................................  $   4,600,000
  2,200,000  Scottsdale, Arizona, Industrial Development Authority, Hospital
               Revenue, Scottsdale Memorial Health Systems, Series B,
               (AMBAC Insured), (SPA: Credit Local de France),
               4.25% due 9/1/22....................................      2,200,000
  1,000,000  Seattle, Washington, Municipal Light and Power Revenue,
               (SPA: Morgan Guaranty Trust),
               4.40% due 11/1/18...................................      1,000,000
  2,095,000  Texas, Texas Higher Education Authority Incorporated, Series B,
               (FGIC Insured),
               4.40% due 12/1/25...................................      2,095,000
  4,200,000  Tulsa, Oklahoma, Industrial Authority Revenue, University of Tulsa,
               Series B, (MBIA Insured), (SPA: Credit Local de France),
               4.40% due 10/1/26...................................      4,200,000
  2,420,000  University of Utah, Utah, University Revenue, Auxiliary and Campus
               Facilities, Series A, (SPA: Bank of Nova Scotia),
               4.40% due 4/1/27....................................      2,420,000
  5,000,000  Utah State, Board of Regents, Student Loan Revenue, Series B,
               (AMBAC Insured), (SPA: Dresdner Bank AG),
               4.30% due 11/1/00...................................      5,000,000
  6,000,000  Valdez, Alaska, Marine Terminal Revenue, Mobil Oil Pipeline-- A,
               Marine Term Revenue,
               4.30% due 11/1/03...................................      6,000,000
  3,900,000  Washington State, G.O., Series 1996A,
               (LOC: Landesbank Hessen-Thuer)
               4.30% due 6/1/20....................................      3,900,000
  5,775,000  Washington State, Housing Finance Commission, Multi-Family
               Mortgage Revenue, Pacific First Federal Project, Series A,
               (Guaranteed by FHLB),
               4.35% due 7/1/20....................................      5,775,000
  3,400,000  York County, Pennsylvania, Industrial Development Authority,
               Pollution Control Revenue, Public Service Electric & Gas Project,
               Series A, (MBIA Insured), (SPA: UBS AG),
               4.35% due 9/1/20....................................      3,400,000
                                                                     -------------
             TOTAL WEEKLY VARIABLE/FLOATING RATE NOTES
               (Cost $212,695,000).................................    212,695,000
                                                                     -------------


                       See Notes to Financial Statements.

                                     --50--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 ----------                                                          -------------

VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
             MONTHLY VARIABLE/FLOATING RATE NOTES -- 0.3%
 $1,400,000  New Hampshire State, Industrial Development Authority Revenue,
               Oerlikon-Buhrle USA, (LOC: UBS AG),
               4.45% due 7/1/13....................................  $   1,400,000
                                                                     -------------
             TOTAL MONTHLY VARIABLE/FLOATING RATE NOTES
               (Cost $1,400,000)...................................      1,400,000
                                                                     -------------
             TOTAL VARIABLE/FLOATINGRATENOTES
               (Cost $387,036,000).................................    387,036,000
                                                                     -------------
PUT OPTION BONDS2 -- 0.7%
  3,000,000  Utah, Utah County Environmental Revenue, USX Corporation
               Project, (LOC: Wachovia Bank),
               3.85% due 11/2/00...................................      3,000,000
                                                                     -------------
             TOTAL PUTOPTIONBONDS
               (Cost $3,000,000)...................................      3,000,000
                                                                   ------------------
FIXED RATE BONDS -- 10.6%
  1,500,000  Alleghany County, Pennsylvania, Series C-- 38, (AMBAC Insured),
               Prerefunded-- 9/1/01 @ $100,
               6.50% due 9/1/10....................................      1,530,362
  2,000,000  Brownsville, Texas, Public Improvement, Prerefunded--
               2/15/01 @ $100,
               6.75% due 2/15/12...................................      2,014,313
  1,830,000  Clark County, Kentucky, Pollution Control Revenue, East Kentucky
               Power National Rural, Series J-1, (CFC Insured),
               4.15% due 10/15/14..................................      1,830,000
  1,000,000  Delaware State, G.O.,
               6.125% due 4/1/01...................................      1,007,667
  1,000,000  El Paso, Texas, G.O., (Escrowed to Maturity)
               7.00% due 8/15/01...................................      1,020,025
  4,595,000  Harrisburg, Pennsylvania, Authority Lease Revenue, (FSA Insured),
               Prerefunded -- 6/1/01 @ $101
               6.25% due 6/1/10....................................      4,698,961
  1,500,000  Hawaii State, Series BT, Prerefunded-- 2/1/01 @ $101,
               6.125% due 2/1/07...................................      1,521,830


                       See Notes to Financial Statements.

                                     --51--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 ----------                                                          -------------

FIXED RATE BONDS -- (CONTINUED)
 $1,730,000  Illinois, Health Facilities Authority Revenue, Beverly Farm
               Foundation, Prerefunded-- 12/15/00 @ $103,
               9.125% due 12/15/15.................................  $   1,788,402
  2,175,000  Indianapolis, Indiana, Public Improvement, Series B,
               Prerefunded-- 2/1/01 @ $102,
               6.125% due 2/1/08...................................      2,228,243
  1,000,000  Kentucky State, Property and Buildings Community Revenue,
               Project 50, Prerefunded-- 2/1/01 @ $100,
               6.00% due 2/1/10....................................      1,004,352
  1,500,000  Monmouth County, New Jersey, G.O.,
               5.00% due 7/1/01....................................      1,505,732
  2,000,000  Nevada State, Series A, G.O., Prerefunded-- 5/1/01 @ $101
               6.00% due 5/1/11....................................      2,033,453
  1,000,000  Northumberland County, Pennsylvania, Authority Commonwealth
               Lease Revenue, Prerefunded -- 10/15/01 @ $100,
               6.25% due 10/15/09..................................      1,017,664
  1,500,000  Pennsylvania, Pennsylvania State Higher Educational Facility
               Authority, Thomas Jefferson University, Prerefunded--
               11/1/00 @ $102,
               7.55% due 11/1/10...................................      1,530,000
  3,000,000  Philadelphia, Pennsylvania, Tax and Revenue Anticipation Notes,
               Series A,
               5.00% due 6/29/01...................................      3,012,102
  2,000,000  Pittsburgh, Pennsylvania, School District, Series D, (AMBAC Insured),
               Prerefunded-- 8/1/01 @ $100,
               6.75% due 8/1/16....................................      2,041,021
  3,000,000  Ridley Park, Pennsylvania, Hospital Authority Revenue, Taylor
               Hospital, Series A, Prerefunded-- 12/1/00 @ $102,
               8.625% due 12/1/20..................................      3,068,739
  8,000,000  Texas State, Tax & Revenue Anticipation Notes,
               5.25% due 8/31/01...................................      8,063,688
  1,135,000  Upper Moreland Turnpike, Pennsylvania, School District, Series A,
               Prerefunded -- 2/15/01 @ $100,
               5.85% due 8/15/16...................................      1,140,416


                       See Notes to Financial Statements.

                                     --52--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
 ----------                                                           ------------

FIXED RATE BONDS -- (CONTINUED)
 $3,000,000  Westmoreland County, Pennsylvania,
               Prerefunded -- 8/1/01 @ $100,
               6.70% due 8/1/09....................................   $  3,060,265
  1,000,000  West York, Pennsylvania, Area School District, (FGIC State Aid
               Withholding), Prerefunded -- 3/1/01 @ $100,
               6.90% due 3/1/06....................................      1,008,594
                                                                      ------------
             TOTAL FIXED RATE BONDS
               (Cost $46,125,829)..................................     46,125,829
                                                                      ------------
TOTAL INVESTMENTS (Cost $436,161,829)3....................    99.8%   $436,161,829
OTHER ASSETS IN EXCESS OF LIABILITIES ....................     0.2         972,335
                                                             -----    ------------
NET ASSETS................................................   100.0%   $437,134,164
                                                             =====    ============

--------------------------------------------------------------------------------
1   Demand  security;  payable upon demand by the Fund with usually no more than
    thirty  (30)  calendar  days'  notice.   Interest  rates  are   redetermined
    periodically. Rates shown are those in effect as of October 31, 2000.
2   Dates shown are put dates.
3   Aggregate cost for federal tax purposes.
Abbreviations:
AMBAC -- AMBAC Assurance Corporation
CFC -- Cooperative Finance Corporation
FGIC -- Financial Guaranty Insurance  Corporation
FHLB -- Federal  Home Loan Board
FNMA -- Federal National Mortgage  Association
FSA -- Financial Security Assurance
GO -- General  Obligation
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
SPA -- Stand-By Purchase Agreement
UBS -- UnitedBank of Switzerland

                       See Notes to Financial Statements.

                                     --53--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           CORE FIXED INCOME PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
-------------                                                        -------------

MORTGAGE-BACKED SECURITIES1 -- 37.2%
             COUNTRYWIDE SECURITIES CORP. -- 1.0%
$ 1,924,910  Countrywide 1998-6 A, 6.50% due 6/25/13 ..............  $   1,859,213
                                                                     -------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.0%
     90,759  #555359, 6.50% due 4/1/08 ............................         89,175
    831,188  #D78677, 8.00% due 3/1/27 ............................        843,722
    803,756  #D84894, 8.00% due 12/1/27 ...........................        815,251
    179,545  #G00807, 9.50% due 3/1/21 ............................        188,002
  1,518,367  #G10753, 6.50% due 9/1/09 ............................      1,502,101
                                                                     -------------
                                                                         3,438,251
                                                                     -------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 34.2%
 11,600,000  #252806, 6.50% due 8/15/04 ...........................     11,587,333
  1,370,842  #252806, 7.50% due 10/1/29............................      1,369,642
    443,025  #313795, 9.50% due 11/25/27 ..........................        464,619
    242,249  #313796, 9.50% due 11/25/27 ..........................        254,119
  1,254,062  #313815, 6.50% due 11/25/27 ..........................      1,240,227
    955,360  #373328, 8.00% due 3/1/27 ............................        967,763
  2,324,804  #390895, 8.00% due 6/1/27 ............................      2,354,985
  4,494,269  #393877, 7.50% due 7/1/27 ............................      4,494,829
  1,049,679  #395680, 7.50% due 8/1/27 ............................      1,049,810
    910,183  #395715, 8.00% due 8/1/27 ............................        921,999
  4,849,478  #397602, 8.00% due 8/1/27 ............................      4,912,434
  1,104,870  #398674, 7.50% due 9/1/27 ............................      1,105,008
  1,054,718  #405845, 8.00% due 11/1/27 ...........................      1,068,410
    700,306  #44174, 6.50% due 11/1/03 ............................        688,406
    143,750  #523497, 7.50% due 11/1/29 ...........................        143,625
  2,016,000  TBA, 8.00% due 9/1/21 ................................      2,039,940
 25,879,000  TBA, 6.50% due 11/1/27................................     24,868,114
                                                                     -------------
                                                                        59,531,263
                                                                     -------------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $64,916,939)..................................     64,828,727
                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS1 -- 2.2%
  3,947,649  Credit-Based Asset Servicing, 6.50% due 9/25/26 ......      3,865,182
                                                                     -------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $3,687,105)...................................      3,865,182
                                                                     -------------


                       See Notes to Financial Statements.

                                     --54--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           CORE FIXED INCOME PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
--------------                                                        ------------

INTEREST-ONLY SECURITIES3 -- 2.9%
$ 1,240,249  FHG #16 PQ, 7.00% due 4/25/21 ........................   $    152,770
    830,892  FHR #1529 JB, 7.00% due 3/15/06 ......................        134,922
    212,349  FHR #1544 H, 6.50% due 6/15/08 .......................          2,461
 12,900,000  FHR #1611 L, 7.00% due 11/15/23 ......................      3,672,166
    261,037  FHR #1697 PV, 6.00% due 4/15/06 ......................          3,583
  1,048,863  FNR #1997-40 PK, 7.00% due 7/18/19 ...................         54,067
  3,846,153  FNR #93-135 PI, 6.50% due 7/25/08 ....................        745,523
    686,059  FNR #93-167 L, 7.00% due 8/25/19 .....................         44,465
    621,962  FNR #93-147 K, 7.00% due 6/25/20 .....................         37,688
  2,629,766  UAC #97-B I, 1.85% due 6/8/27 ........................          7,784
 22,762,758  UAC #99-AI, 0.80% due 9/8/06 .........................        147,594
                                                                      ------------
             TOTAL INTEREST-ONLY SECURITIES
               (Cost $5,066,004)...................................      5,003,023
                                                                      ------------
CORPORATE NOTES -- 29.8%
             Associates Corp. of North America:
  1,125,000    6.00% due 4/15/03 ..................................      1,104,446
  4,000,000    5.75% due 11/1/03...................................      3,880,036
  5,000,000  AT&T Corp., 6.00% due 3/15/09 ........................      4,388,195
  3,500,000  DaimlerChrysler National Holding, 7.20% due 9/1/09 ...      3,395,105
  3,000,000  Electronic Data Systems, 7.45% due 10/15/29 ..........      2,893,200
  4,000,000  General Electric Capital Corp.,2 6.70% due 10/1/02 ...      4,003,748
  4,000,000  Goldman Sachs Group, 6.65% due 5/15/09 ...............      3,753,880
  5,000,000  IBM Corp.,2 5.375% due 2/1/09 ........................      4,429,200
  5,700,000  Lucent Technologies, 6.45% due 3/15/29 ...............      4,449,192
  5,000,000  Merrill Lynch and Co., 6.00% due 2/17/09 .............      4,550,875
  4,000,000  Morgan Stanley Dean Witter, 7.125% due 1/15/03 .......      4,023,504
  3,280,000  Rohm and Haas Co., 7.85% due 7/15/29 .................      3,209,939
  4,000,000  Vodafone Airtouch 144a, 7.625% due 2/15/05 ...........      4,067,884
  3,700,000  Wal-Mart Stores, 6.875% due 8/10/09 ..................      3,674,729
                                                                      ------------
             TOTAL CORPORATE NOTES
               (Cost $55,051,266)..................................     51,823,933
                                                                      ------------


                       See Notes to Financial Statements.

                                     --55--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           CORE FIXED INCOME PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
-----------                                                           ------------

US TREASURY NOTES/BONDS -- 26.2%
             US Treasury Notes:
$ 6,000,000    6.125% due 8/31/022 ................................   $  6,014,256
 20,000,000    6.75% due 5/15/054 .................................     20,734,380
  6,000,000    5.75% due 8/15/104..................................      5,994,378
  1,000,000    7.25% due 8/15/22 ..................................      1,150,221
 11,550,000    6.125% due 11/15/27.................................     11,807,727
                                                                      ------------
             TOTAL US TREASURY NOTES/BONDS
               (Cost $44,934,735)..................................     45,700,962
                                                                      ------------
REPURCHASE AGREEMENTS -- 31.3%
 13,500,000    Bear Stearns, Inc., 6.60% 11/1/00 (dated 10/31/00, collateralized by $14,711,071 FHR #2132 A, 6.00%
               due 9/15/26, market value $13,897,548)..............     13,500,000
    317,000  Goldman Sachs & Co., 6.475% 11/1/00 (dated 10/31/00 collateralized by $280,000 US Treasury Bonds, 10.75%
               due 5/15/03, market value $324,780).................        317,000
 13,500,000  Merrill Lynch, Inc., 6.60% 11/1/00 (dated 10/31/00, collateralized by $13,945,983 FHR #2141 FH, 6.97%
               due 04/15/29, market value $13,775,842).............     13,500,000
 13,700,000  Prudential Securities, 6.63% 11/1/00 (dated 10/31/00 collateralized by $13,988,248 FNARM # 489786, 6.43%
               due 10/1/28, market value $13,978,456)..............     13,700,000
 13,500,000  Salomon Smith Barney, Inc., 6.49% 11/1/00 (dated 10/31/00, collateralized by $10,400,000 US Treasury Notes, 8.88%
               due 08/15/17, market value $13,780,000) ............     13,500,000
                                                                      ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $54,517,000)..................................     54,517,000
                                                                      ------------
TOTAL INVESTMENTS (Cost $228,173,049)5....................   129.6%   $225,738,827


                       See Notes to Financial Statements.

                                     --56--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           CORE FIXED INCOME PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
-----------                                                           -------------

REVERSE REPURCHASE AGREEMENTS ............................. (15.3)%
$ 6,000,000  Merrill Lynch, Inc., 2.50% 11/1/00 (dated 10/31/00, collateralized by $6,000,000 US Treasury Notes, 5.75%
               due 08/15/10, market value $5,994,378)..............   $ (5,962,500)
 20,000,000  Merrill Lynch, Inc., 6.40% 11/1/00 (dated 10/31/00, collateralized by $20,000,000 US Treasury Notes, 6.75%
               due 5/15/05, market value $20,734,380) .............    (20,750,000)
                                                                      ------------
             TOTAL REVERSE REPURCHASE AGREEMENTS
               (Cost $(26,712,500))................................    (26,712,500)
                                                                      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS.....................  (14.3)     (24,934,284)
                                                            -----     ------------
NET ASSETS................................................  100.0%    $174,092,043
                                                            =====     ============

--------------------------------------------------------------------------------
1 Represents current face amount at October 31, 2000.
2 Securities or partial securities on loan.
3 Face amount represents notional amount.
4 Collateral for reverse repurchase agreements.
5 Aggregate cost for federal tax purposes was $228,184,462.
Abbreviations:
TBA -- To be announced.
144A -- Security  exempt  from  registration  under  Rule 144A of the Securities
        Act of 1933.  This  security may be resold in  transactions  exempt from
        registrations,   normally  to  qualified   institutional  buyers.  These
        securities comprise 2.33% of net assets of the Fund.

                       See Notes to Financial Statements.

                                     --57--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2000

   SHARES                                                                 VALUE
   -------                                                           -------------

COMMON STOCKS -- 98.1%
             AEROSPACE & DEFENSE -- 1.7%
    40,500   United Technologies Corp. ............................  $   2,827,406
                                                                     -------------
             BANKING -- 1.9%
    61,666   Citigroup, Inc. ......................................      3,245,173
                                                                     -------------
             CAPITAL GOODS -- 1.7%
    40,000   Emerson Electric Co. .................................      2,937,500
                                                                     -------------
             COMMERCIAL SERVICES -- 2.7%
    70,000   McGraw-Hill Companies, Inc. ..........................      4,493,125
                                                                     -------------
             CONSUMER DURABLES -- 2.3%
    80,000   Harley-Davidson, Inc. ................................      3,855,000
                                                                     -------------
             CONSUMER NON - DURABLES -- 3.2%
    32,000   Colgate-Palmolive Co. ................................      1,880,320
    53,500   Kimberly Clark Corp. .................................      3,531,000
                                                                     -------------
                                                                         5,411,320
                                                                     -------------
             CONSUMER PRODUCTS -- 1.7%
    57,500   Pepsico, Inc. ........................................      2,785,156
                                                                     -------------
             DRUGS & HEALTH CARE -- 1.1%
    27,900   Medimmune, Inc.1 .....................................      1,823,962
                                                                     -------------
             ELECTRIC UTILITIES -- 1.9%
    56,000   AES Corp.1,3 .........................................      3,164,000
                                                                     -------------
             ELECTRICAL & ELECTRONICS -- 3.8%
    72,768   Koninklijke Phillips Electronic ......................      2,906,172
    80,000   Nokia Corp.,  ADR ....................................      3,420,000
                                                                     -------------
                                                                         6,326,172
                                                                     -------------
             ELECTRONIC TECHNOLOGY -- 10.2%
    53,600   Agilent Technologies, Inc.1,3 ........................      2,482,350
    80,000   Cisco Systems, Inc.1..................................      4,310,000
    51,000   EMC Corp.1 ...........................................      4,542,187
    56,000   Intel Corp. ..........................................      2,520,000
    21,000   International Business Machines Corp. ................      2,068,500
    31,600   Lexmark International, Inc.1 .........................      1,295,600
                                                                     -------------
                                                                        17,218,637
                                                                     -------------


                       See Notes to Financial Statements.

                                     --58--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

   SHARES                                                                 VALUE
   -------                                                           -------------

COMMON STOCKS -- (CONTINUED)
             ENERGY MINERALS -- 6.8%
    40,000   Chevron Corp. ........................................  $   3,285,000
    53,748   Exxon Mobil Corp. ....................................      4,793,650
    45,000   Schlumberger Ltd. ....................................      3,425,625
                                                                     -------------
                                                                        11,504,275
                                                                     -------------
             FINANCIAL SERVICES -- 14.0%
    65,625   American International Group, Inc. ...................      6,431,250
    79,208   Associates First Capital Corp.-- Class A .............      2,940,597
    40,000   Bank of America Corp. ................................      1,922,500
    56,000   Duke-Weeks Realty Corp. ..............................      1,326,500
    76,000   FleetBoston Financial Corp. ..........................      2,888,000
    60,000   Freddie Mac ..........................................      3,600,000
    29,200   Paine Webber Group, Inc. .............................      2,080,500
    53,000   Wells Fargo & Company ................................      2,454,562
                                                                     -------------
                                                                        23,643,909
                                                                     -------------
             HEALTH CARE -- 4.0%
   156,000   Pfizer, Inc. .........................................      6,737,250
                                                                     -------------
             HEALTH CARE FACILITY & SUPPLIES -- 1.4%
    42,600   Medtronic, Inc. ......................................      2,313,713
                                                                     -------------
             HEALTH CARE SERVICES -- 1.2%
    28,900   Genzyme Corp.1 .......................................      2,051,900
                                                                     -------------
             HEALTH TECHNOLOGY -- 3.9%
    40,000   Johnson & Johnson ....................................      3,685,000
    31,500   Merck & Co., Inc. ....................................      2,833,031
                                                                     -------------
                                                                         6,518,031
                                                                     -------------
             OIL & GAS DRILLING -- 1.6%
    52,212   Transocean Sedco Forex, Inc. .........................      2,767,236
                                                                     -------------
             PROCESS INDUSTRIES -- 3.4%
   105,000   General Electric Co. .................................      5,755,313
                                                                     -------------


                       See Notes to Financial Statements.

                                     --59--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

   SHARES                                                                 VALUE
   -------                                                           -------------

COMMON STOCKS -- (CONTINUED)
             PRODUCER MANUFACTURING -- 4.1%
    40,000   Johnson Controls, Inc. ...............................  $   2,385,000
    80,000   Tyco International Ltd. ..............................      4,535,000
                                                                     -------------
                                                                         6,920,000
                                                                     -------------
             RETAIL -- 0.8%
    31,800   Home Depot, Inc. .....................................      1,367,400
                                                                     -------------
             RETAIL TRADE -- 0.5%
    33,200   Target Corp ..........................................        917,150
                                                                     -------------
             TECHNOLOGY -- 9.7%
    14,000   Adobe Systems, Inc. ..................................      1,064,875
    80,000   Applied Materials, Inc.1 .............................      4,250,000
    35,000   Microsoft Corp.1 .....................................      2,410,625
    27,500   Oracle Corp.1 ........................................        907,500
    42,000   Sun Microsystems, Inc.1 ..............................      4,656,750
    60,900   Texas Instruments, Inc. ..............................      2,987,906
                                                                     -------------
                                                                        16,277,656
                                                                     -------------
             TECHNOLOGY SYSTEMS/SEMI CONDUCTORS -- 1.5%
    40,000   Qualcomm, Inc.1 ......................................      2,604,375
                                                                     -------------
             TELECOMMUNICATION -- LONG DISTANCE -- 2.3%
    51,000   Nortel Networks Corp. ................................      2,320,500
    66,300   Worldcom, Inc.1 ......................................      1,574,625
                                                                     -------------
                                                                         3,895,125
                                                                     -------------
             TELECOMMUNICATION EQUIPMENT -- 1.5%
   102,000   Motorola, Inc. .......................................      2,543,625
                                                                     -------------
             TRANSPORTATION -- SHIPPING -- 1.1%
    29,400   United Parcel Service-- Class B ......................      1,786,050
                                                                     -------------


                       See Notes to Financial Statements.

                                     --60--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                                OCTOBER 31, 2000

   SHARES                                                                 VALUE
   -------                                                            ------------

COMMON STOCKS -- (CONTINUED)
             UTILITIES -- 8.1%
    45,000   American Power Conversion Corp.1 .....................   $    582,188
    80,000   BellSouth Corp. ......................................      3,865,000
    30,000   Columbia Energy Group ................................      2,158,125
    28,500   Duke Energy Corp. ....................................      2,463,469
    50,900   Sprint Corp. (FON Group) .............................      1,297,950
    45,000   Sprint Corp. (PCS Group)1 ............................      1,715,625
    43,000   TXU Corp. ............................................      1,593,688
                                                                     -------------
                                                                        13,676,045
                                                                     -------------
               TOTAL COMMON STOCKS
                 (Cost $113,206,994)...............................    165,366,504
                                                                     -------------
CALL OPTIONS -- 0.0%
       200   Qualcomm, Inc., November 00 @ $80 ....................        (27,600)
                                                                     -------------
               TOTAL CALL OPTIONS
                 (Cost $(126,696)).................................        (27,600)
                                                                     -------------
PUT OPTIONS -- 0.1%
       200   Qualcomm, Inc., November 00 @ $70 ....................        172,600
                                                                     -------------
               TOTAL PUT OPTIONS
                 (Cost $118,300)...................................        172,600
                                                                     -------------

    FACE
   AMOUNT
-----------

REPURCHASE AGREEMENT -- 3.1%
$5,297,000   Goldman Sachs & Co., 6.45% 11/1/00 (dated 10/31/00,
               collateralized by $4,665,000 US Treasury Bonds,
               10.75% due 5/15/03,
               market value $5,411,392)............................      5,297,000
                                                                      ------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $5,297,000).................................      5,297,000
                                                                      ------------
TOTAL INVESTMENTS (Cost $118,495,598)2....................   101.3%   $170,808,504
LIABILITIES IN EXCESS OF OTHER ASSETS.....................    (1.3)     (2,244,142)
                                                             -----    ------------
NET ASSETS................................................   100.0%   $168,564,362
                                                             =====    ============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Aggregate  cost for federal tax purposes  was  $119,517,175.
3 Securities  or partial securities on loan.

                       See Notes to Financial Statements.

                                     --61--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Value Portfolio
                        schedule of portfolio investments
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------

Common Stocks -- 95.0%
             Basic Industry -- 11.0%
   146,100   Aptargroup, Inc. .....................................    $ 3,022,444
    56,900   Borg-Warner Automotive, Inc. .........................      2,147,975
   292,250   Cable Design Technologies1............................      6,740,016
   115,100   Granite Construction, Inc. ...........................      2,625,719
    76,200   Hercules, Inc. .......................................      1,395,412
    70,900   Newport News Shipbuilding, Inc. ......................      3,487,394
   249,800   Pactiv Corp.1.........................................      2,622,900
   106,900   Pittston Brink's Group ...............................      1,697,037
   214,200   Stewart & Stevenson Services .........................      5,140,800
    39,200   Texas Industries, Inc. ...............................        913,850
                                                                       -----------
                                                                        29,793,547
                                                                       -----------
             Consumer Services -- 20.4%
   261,500   Aztar Corp.1..........................................      3,955,187
   103,800   BJ's Wholesale Club, Inc.1............................      3,418,912
    42,975   Brunswick Corp. ......................................        835,327
    56,200   Championship Auto Racing1.............................      1,397,975
   205,900   Children's Place1,2 ..................................      5,340,531
   128,750   Constellation Brands Inc. ............................      6,276,562
   194,500   Copart, Inc.1.........................................      2,929,656
    44,600   Dover Downs Entertainment ............................        524,050
    84,200   F.Y. I., Inc.1........................................      3,378,525
   181,000   Harman International Industries, Inc. ................      8,688,000
   105,700   Haverty Furniture ....................................      1,189,125
   239,100   Jack In The Box Inc.1.................................      5,857,950
   105,700   La-Z-Boy Inc. ........................................      1,664,775
    42,550   Midwest Express Holdings1.............................        808,450
    53,500   Outback Steakhouse Inc.1..............................      1,524,750
   309,900   Ruby Tuesday, Inc. ...................................      4,203,019
    66,700   Suiza Foods Corp.1....................................      3,089,044
                                                                       -----------
                                                                        55,081,838
                                                                       -----------


                       See Notes to Financial Statements.
                                     --62--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Value Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------

Common Stocks -- (Continued)
             Energy -- 8.9%
   153,800   Helmerich and Payne, Inc. ............................    $ 4,835,087
   403,000   Ocean Energy, Inc.1...................................      5,591,625
   100,200   Seitel, Inc.1.........................................      1,503,000
   233,140   Swift Energy Co.1.....................................      7,577,050
   206,800   Vintage Petroleum, Inc. ..............................      4,368,650
                                                                       -----------
                                                                        23,875,412
                                                                       -----------
             Financial Services -- 16.7%
    88,500   Affiliated Managers Group1............................      5,321,062
   199,000   Amerus Group Co.2 ....................................      5,248,625
   207,100   Bancwest Corp. .......................................      4,232,606
    80,600   Boston Private Financial Holding .....................      1,440,725
   115,100   Cullen/Frost Bankers, Inc. ...........................      3,834,269
    68,200   Hamilton Bancorp, Inc.1...............................      1,023,000
    59,600   Jefferies Group, Inc. ................................      1,624,100
   140,660   Metris Companies Inc. ................................      4,553,867
   139,700   MONY Group, Inc. .....................................      5,745,162
    80,400   Presidential Life Corp.1..............................      1,170,825
    70,394   Radian Group, Inc. ...................................      4,989,175
   137,905   Republic Bancorp .....................................      1,310,097
   111,500   Southwest Securities Group2 ..........................      3,149,875
    77,100   Sterling Bancshares, Inc./TX .........................      1,325,156
                                                                       -----------
                                                                       44,968,544
                                                                       -----------
             Healthcare -- 9.4%
   136,500   Datascope Corp. ......................................      4,726,313
   209,700   IDEXX Laboratories, Inc.1.............................      5,032,800
    25,400   Medicis Pharmaceutical -- Class A1....................      1,870,075
   223,400   Orthodontic Centers of America1.......................      7,455,975
    57,300   Triad Hospitals, Inc.1................................      1,590,075
    57,000   Universal Health Services-- Class B1..................      4,780,875
                                                                       -----------
                                                                        25,456,113
                                                                       -----------


                       See Notes to Financial Statements.
                                     --63--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Value Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------

Common Stocks -- (Continued)
             Real Estate -- 6.5%
    70,800   Amli Residential Properties ..........................    $ 1,637,250
    44,300   Arden Realty Inc. ....................................      1,063,200
   101,800   Bedford Property Investors, Inc. .....................      2,004,188
    57,600   Brandywine Realty Trust ..............................      1,101,600
    62,000   CBL & Associates Properties ..........................      1,433,750
   207,900   Glimcher Realty Trust ................................      2,702,700
    91,640   Istar Financial Inc. .................................      1,832,800
    44,000   Kilroy Realty Corp. ..................................      1,146,750
    57,500   Liberty Property Trust ...............................      1,520,156
    57,600   Pacific Gulf Properties, Inc. ........................      1,530,000
    75,300   Regency Realty Corp. .................................      1,694,250
                                                                       -----------
                                                                        17,666,644
                                                                       -----------
             Technology -- 14.9%
    44,300   ACT Manufacturing, Inc.1,2 ...........................      1,456,362
   110,300   Andrew Corp.1.........................................      2,902,269
    46,000   Brooks Automation, Inc.1..............................      1,219,000
    53,000   CTS Corp. ............................................      2,275,687
    97,350   Dallas Semiconductor Corp. ...........................      3,857,500
    95,400   Davox Corp. 1.........................................        930,150
    88,200   Electro Scientific Industries, Inc.1..................      3,081,488
   141,700   Electronics For Imaging1..............................      2,196,350
   127,100   Henry (Jack) & Associates ............................      6,990,500
   120,700   Kent Electronics Corp.1...............................      2,248,038
    97,300   Methode Electronics-- Class A ........................      3,660,913
    39,200   Moog, Inc.-- Class A1.................................      1,141,700
   211,700   Reynolds & Reynolds-- Class A ........................      3,784,138
    61,300   Symantec Corp.1.......................................      2,394,531
   148,800   Xircom, Inc.1.........................................      2,101,800
                                                                       -----------
                                                                        40,240,426
                                                                       -----------


                       See Notes to Financial Statements.
                                     --64--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Value Portfolio
                 schedule of portfolio investments-- (Concluded)
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------

Common Stocks -- (Continued)
             Utilities -- 7.2%
    93,000   Alliant Energy Corp. .................................   $  2,819,063
   220,200   Energen Corp. ........................................      6,303,225
    51,800   Equitable Resources, Inc. ............................      3,004,400
   194,900   MDU Resources Group, Inc. ............................      5,700,825
    44,600   NUI Corp. ............................................      1,390,963
                                                                       -----------
                                                                        19,218,476
                                                                       -----------
               Total Common Stocks
                 (Cost $221,005,297)...............................    256,301,000
                                                                       -----------
    Face
   Amount
-------------
Repurchase Agreement -- 2.7%
$7,367,000   Goldman Sachs & Company, 6.45% 11/1/00 (dated 10/31/00,
             collateralized by $5,635,000 US Treasury Bonds, 8.875%
             due 2/15/19, market value $7,548,139).................      7,367,000
                                                                       -----------
               Total REPURCHASE AGREEMENT
               (Cost $7,367,000)...................................      7,367,000
                                                                       -----------
Total Investments (Cost $228,372,297)3..................      97.7%   $263,668,000
Other Assets in Excess of Liabilities...................       2.3       6,080,263
                                                         -----------  ------------
Net Assets..............................................     100.0%   $269,748,263
                                                         ===========  ============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Securities or partial securities on loan.
3 Aggregate cost for federal tax purposes was $228,831,783.


                       See Notes to Financial Statements.
                                     --65--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            Large Cap Value Portfolio
                        schedule of portfolio investments
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------
Common Stocks -- 98.5%
             Aerospace & Defense --1.2%
     7,000   Lockheed Martin Corp. ................................     $  250,950
                                                                       -----------
             Banking -- 5.0%
     9,100   Mellon Financial Corp. ...............................        439,075
     4,800   Northern Trust Corp. .................................        409,800
     3,300   PNC Financial Service Group ..........................        220,687
                                                                       -----------
                                                                         1,069,562
                                                                       -----------
             Capital Goods -- 4.4%
     2,400   Emerson Electric Co. .................................        176,250
     9,000   Tyco International Ltd. ..............................        510,187
     3,500   United Technologies Corp. ............................        244,344
                                                                       -----------
                                                                           930,781
                                                                       -----------
             Commercial Services -- 1.5%
     5,000   McGraw-Hill Companies, Inc. ..........................        320,937
                                                                       -----------
             Consumer Non - Durables -- 7.2%
    11,700   Anheuser-Busch Companies, Inc. .......................        535,275
     5,500   Kimberly-Clark Corp. .................................        363,000
     2,400   Procter & Gamble Co. .................................        171,450
     5,700   Quaker Oats Co. ......................................        464,906
                                                                       -----------
                                                                         1,534,631
                                                                       -----------
             Consumer Products -- 1.7%
     7,500   Pepsico, Inc. ........................................        363,281
                                                                       -----------
             Consumer Services -- 0.9%
     5,200   The Disney (Walt) Co.1 ...............................        186,225
                                                                       -----------
             Electric Utilities -- 2.9%
     3,200   AES Corp.2 ...........................................        180,800
     5,100   Duke Energy Corp. ....................................        440,831
                                                                       -----------
                                                                           621,631
                                                                       -----------
             Energy -- 11.8%
     6,450   Coastal Corp. ........................................        486,572
    11,837   Exxon Mobil Corp. ....................................      1,055,712
     5,000   Kerr-McGee Corp. .....................................        326,562
    13,600   Occidental Petroleum Corp. ...........................        270,300
     4,825   Schlumberger, Ltd. ...................................        367,303
                                                                       -----------
                                                                         2,506,449
                                                                       -----------


                       See Notes to Financial Statements.
                                     --66--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            Large Cap Value Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------


Common Stocks -- (Continued)
             Finance -- 19.6%
     2,800   American General Corp. ...............................     $  225,400
     6,550   American International Group .........................        641,900
     6,700   Axa Financial, Inc. ..................................        362,219
     5,450   Bank of America Corp. ................................        261,941
     3,800   Bank of New York Co., Inc. ...........................        218,737
    19,233   Citigroup, Inc. ......................................      1,012,137
     7,600   Equity Residential Properties Trust ..................        357,675
    10,700   FleetBoston Financial Corp. ..........................        406,600
     4,800   Household International, Inc. ........................        241,500
     8,000   Metlife, Inc.1,2 .....................................        221,000
     5,200   Washington Mutual, Inc. ..............................        228,800
                                                                       -----------
                                                                         4,177,909
                                                                       -----------
             Financial Services -- 3.7%
    10,200   Allstate Corp. .......................................        410,550
    11,900   John Hancock Financial Services1 .....................        376,338
                                                                       -----------
                                                                           786,888
                                                                       -----------
             Food Wholesalers -- 1.9%
     7,600   Sysco Corp. ..........................................        396,625
                                                                       -----------
             Health Care Services -- 3.3%
     2,900   Genzyme Corp.-- Genl Division1 .......................        205,900
    12,600   HCA The Healthcare Co.2 ..............................        503,212
                                                                       -----------
                                                                           709,112
                                                                       -----------
             Health Technology -- 4.3%
     7,500   American Home Products Corp. .........................        476,250
     9,950   Pfizer, Inc. .........................................        429,716
                                                                       -----------
                                                                           905,966
                                                                       -----------
             Industrial Services -- 1.1%
    11,600   Waste Management, Inc. ...............................        232,000
                                                                       -----------
             Insurance -- 1.0%
     2,900   Hartford Financial Services Group, Inc. ..............        215,869
                                                                       -----------
             Manufacturing -- Diversified Industries -- 2.8%
     5,000   Dover Corp. ..........................................        212,188
     2,900   General Electric Co. .................................        158,956
     2,400   Minnesota Mining & Manufacturing Co. .................        231,900
                                                                       -----------
                                                                           603,044
                                                                       -----------


                       See Notes to Financial Statements.
                                     --67--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            Large Cap Value Portfolio
                 schedule of portfolio investments-- (Concluded)
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------

Common Stocks -- (Continued)
             Oil & Gas Products -- 0.8%
     4,600   Burlington Resources, Inc. ...........................    $   165,600
                                                                       -----------
             Pharmaceutical -- 2.5%
     6,000   Eli Lilly & Co. ......................................        536,250
                                                                       -----------
             Regional Bell Operating Companies -- 1.0%
     4,154   Qwest Communications International1 ..................        201,988
                                                                       -----------
             Reit -- Hotels -- 0.9%
     6,500   Starwood Hotels & Resorts Worldwide Inc. .............        192,563
                                                                       -----------
             Retail Trade -- 2.7%
     4,500   Safeway, Inc.1 .......................................        246,094
    11,700   Target Corp. .........................................        323,213
                                                                       -----------
                                                                           569,307
                                                                       -----------
             Technology -- 2.5%
     6,400   Computer Associates International, Inc. ..............        204,000
     3,300   International Business Machines Corp. ................        325,050
                                                                       -----------
                                                                           529,050
                                                                       -----------
             Telecommunication -- Long Distance -- 0.4%
     3,700   Worldcom, Inc.1 ......................................         87,875
                                                                       -----------
             Telecommunication Equipment -- 0.7%
     6,200   Motorola, Inc. .......................................        154,613
                                                                       -----------
             Telephone -- 3.3%
    12,030   Verizon Communications2 ..............................        695,484
                                                                       -----------
             Utilities -- 9.4%
    10,375   Alltel Corp. .........................................        668,539
    19,500   GPU, Inc. ............................................        644,719
    11,700   SBC Communications, Inc. .............................        674,944
                                                                       -----------
                                                                         1,988,202
                                                                       -----------
               Total Common Stocks
                 (Cost $18,115,522)................................     20,932,792
                                                                       -----------
Total Investments (Cost $18,115,522)3...................      98.5%    $20,932,792
Other Assets in Excess of Liabilities ..................       1.5         317,890
                                                         ----------    -----------
Net Assets..............................................     100.0%    $21,250,682
                                                         ==========    ===========

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Securities or partial securities on loan.
3 Aggregate cost for federal tax purposes was $18,173,821.

                       See Notes to Financial Statements.
                                     --68--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             International Portfolio
                        schedule of portfolio investments
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------

Common Stocks -- 98.2%
             Japan -- 23.0%
   673,000   Canon, Inc. ..........................................   $ 26,689,159
   896,600   Chugai Pharmaceutical Co.2 ...........................     15,207,984
 1,065,000   Dai Nippon Printing Co., Ltd. ........................     16,679,293
   630,000   Daiichi Pharmaceutical ...............................     17,886,863
     2,580   East Japan Railway Co. ...............................     14,815,598
   237,300   Familymart Co., Ltd. .................................      6,280,981
 2,000,000   Fuji Heavy Industries, Ltd.2 .........................     13,921,163
   410,000   Fuji Photo Film Co., Ltd. ............................     15,207,955
   684,000   Kao Corp. ............................................     20,484,991
 6,152,000   Kubota Corp. .........................................     20,678,275
   150,800   Nintendo Corp., Ltd. .................................     24,929,322
     2,958   Nippon Telegraph & Telephone Corp. ...................     26,901,676
    48,100   Nippon Television Network ............................     27,092,689
   736,000   Nomura Securities Co., Ltd. ..........................     15,604,891
    60,000   Rohm Co. .............................................     15,117,284
 1,185,000   Shiseido Co., Ltd. ...................................     15,302,747
 2,032,000   Tokio Marine & Fire Insurance Co. ....................     22,444,138
 1,500,000   Toshiba Corp. ........................................     10,715,632
   413,000   Toyota Motor Corp. ...................................     16,491,815
                                                                      ------------
                                                                       342,452,456
                                                                      ------------
             United Kingdom -- 16.0%
 3,035,000   Allied Domecq. .......................................     15,711,406
 1,474,500   BOC Group PLC ........................................     20,608,308
 4,401,100   British Aerospace PLC ................................     25,116,008
 3,070,000   Cadbury Schweppes PLC ................................     19,002,012
 2,000,000   Gallaher Group PLC ...................................     11,682,153
 6,270,226   Invensys PLC .........................................     14,954,965
 1,710,000   Johnson Matthey PLC ..................................     26,643,585
 1,310,000   Rio Tinto Zinc PLC Ord ...............................     21,267,181
 2,000,000   Royal & Sun Alliance Insurance Group PLC .............     14,237,850


                       See Notes to Financial Statements.
                                     --68--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             International Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------

Common Stocks -- (Continued)
             United Kingdom -- (Continued)
 2,413,200   Scottish Power PLC ...................................   $ 18,134,287
 1,860,000   Smithkline Beecham PLC ...............................     24,065,089
 1,639,237   Trinity Mirror PLC ...................................     10,687,716
 2,303,200   Unilever PLC .........................................     15,618,717
                                                                      ------------
                                                                       237,729,277
                                                                      ------------
             France -- 10.6%
   296,300   Alcatel2 .............................................     18,058,204
   300,000   Assurance Generales de France2 .......................     16,401,931
   110,030   Compagnie de Saint-Gobain 2...........................     14,540,229
   168,400   Groupe Danone2 .......................................     23,524,115
   224,745   Lafarge SA ...........................................     16,573,846
   276,000   Lagardere Groupe SCA .................................     15,651,256
   240,000   Schneider SA2 ........................................     15,613,621
   258,476   Total Fina SA ........................................     36,939,567
                                                                      ------------
                                                                       157,302,769
                                                                      ------------
             Netherlands -- 9.5%
   830,000   ABN-Amro Holdings N.V. ...............................     19,206,788
   468,900   Akzo Nobel2 ..........................................     21,323,769
   730,900   Hagemeyer N.V. .......................................     17,254,293
   708,000   Koninklijke Ahold N.V. ...............................     20,542,541
   582,000   Koninklijke Phillips Electronic ......................     23,243,625
   481,100   Royal Dutch Petroleum Co. ............................     28,501,282
   345,042   Royal PTT Nederland N.V.-- Sponsored ADR .............      7,138,059
   171,323   TNT Post Group N.V.- Sponsored ADR ...................      3,597,783
                                                                      ------------
                                                                       140,808,140
                                                                      ------------


                       See Notes to Financial Statements.
                                     --69--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             International Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------

Common Stocks -- (Continued)
             Germany -- 7.5%
   195,100   Aventis SA ...........................................   $ 13,891,545
   650,900   Bayer AG .............................................     28,193,512
   392,400   Schering AG ..........................................     21,852,864
   219,000   Siemens AG ...........................................     27,845,138
    47,290   Siemens AG-- ADR .....................................      6,012,767
   275,200   Veba AG ..............................................     13,917,002
                                                                      ------------
                                                                       111,712,828
                                                                      ------------
             Spain -- 5.3%
   400,000   Banco Popular de Espanol .............................     11,951,794
 1,106,844   Centros Comerciales Carrefou, SA2 ....................     14,007,484
 1,953,000   Dragados Construcciones SA ...........................     18,954,910
   962,976   Endesa SA ............................................     15,672,226
 1,155,000   Repsol SA Sponsored ADR ..............................     18,407,813
         1   Telefonica de Espana Sponsored ADR1 ..................             58
                                                                      ------------
                                                                        78,994,285
                                                                      ------------
             Australia -- 5.1%
 3,113,900   Australia Gas Light Company ..........................     18,758,641
 1,200,000   Commonwealth Bank of Australia2 ......................     17,851,130
 6,600,000   Foster's Brewing Group2 ..............................     14,944,857
 3,570,789   Westpac Banking Corp., Ltd. 2.........................     24,375,203
                                                                      ------------
                                                                        75,929,831
                                                                      ------------
             Switzerland -- 4.5%
    90,000   Credit Suisse Group Reg. .............................     16,867,946
    15,100   Nestle AG Reg. .......................................     31,281,892
    71,500   Swisscom AG ..........................................     18,152,507
                                                                      ------------
                                                                        66,302,345
                                                                      ------------
             Sweden -- 3.4%
   440,091   AstraZeneca Plc ......................................     20,731,465
 1,235,000   Electrolux AB-- Series B .............................     15,530,413
   450,000   SKF AB-- B Shares2 ...................................      6,669,365
   480,000   Volvo AB-- B Shares ..................................      7,377,470
                                                                      ------------
                                                                        50,308,713
                                                                      ------------


                       See Notes to Financial Statements.
                                     --70--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             International Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
------------                                                           -----------

Common Stocks -- (Continued)
             Denmark -- 2.8%
 2,985,440   Nordic Baltic Holding AB .............................  $  22,439,936
   413,800   Tele Danmark AS ......................................     19,557,256
                                                                     -------------
                                                                        41,997,192
                                                                     -------------
             Italy -- 2.6%
 7,420,742   Bennetton Group S.P. A.2 .............................     13,460,931
   454,400   ENI SPA Sponsored ADR ................................     24,594,400
                                                                     -------------
                                                                        38,055,331
                                                                     -------------
             Belgium -- 2.6%
    59,000   Electrabel SA ........................................     12,797,829
   823,000   Fortis-- B ...........................................     25,183,787
                                                                     -------------
                                                                        37,981,616
                                                                     -------------
             Ireland -- 1.6%
 2,400,000   Allied Irish Banks ...................................     24,422,348
                                                                     -------------
             Norway -- 1.1%
 3,234,000   Christiania Bank OG Kreditkasse ASA2 .................     16,830,375
                                                                     -------------
             Mexico -- 1.0%
   284,000   Telefonos de Mexico SA ADR ...........................     15,318,250
                                                                     -------------
             Canada -- 0.9%
   300,000   Magna International, Inc.-- Class A ..................     13,462,500
                                                                     -------------
             Singapore -- 0.7%
 1,080,000   Singapore Air Ltd. Foreign ...........................     10,827,950
                                                                     -------------
               Total Common Stocks
                 (Cost $1,304,032,650).............................  1,460,436,206
                                                                     -------------


                       See Notes to Financial Statements.
                                     --71--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             International Portfolio
                 schedule of portfolio investments-- (Concluded)
                                October 31, 2000

    Face
   Amount                                                                 Value
-------------                                                        -------------

Repurchase Agreement-- 2.5%
$36,752,000  Goldman Sachs & Co., 6.45% 11/1/00
  (dated 10/31/00, collateralized by $30,605,000
  US Treasury Bonds, 7.50% due 11/15/24, market
  value $37,674,845)...............................................$    36,752,000
                                                                   ---------------
               Total Repurchase Agreement

                 (Cost $36,752,000)................................     36,752,000
                                                                   ---------------
Total Investments (Cost $1,340,784,650)................... 100.7%  $ 1,497,188,206

Liabilities in Excess of Other Assets.....................  (0.7)      (11,100,360)
                                                          ------   ---------------
Net Assets................................................ 100.0%  $ 1,486,087,846
                                                          ======   ===============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Securities or partial securities on loan.
3 Aggregate cost for federal tax purposes was $1,340,784,650.
Abbreviation:
ADR-- American Depository Receipts


                       See Notes to Financial Statements.
                                     --72--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             International Portfolio
                             SECTOR DIVERSIFICATION
               On October 31, 2000, sector diversification of the
                     Portfolio was as follows (Unaudited):

                                                        % of
                                                     Net Assets        Value
                                                    ------------  --------------
INDUSTRIES:
     Electronics...............................          12.7%    $  189,666,568
     Oil & Gas.................................           9.5        141,118,705
     Food & Beverage...........................           9.4        140,625,540
     Financial Services........................           8.0        119,052,174
     Healthcare & Pharmaceuticals..............           6.7         99,744,265
     Chemicals.................................           6.7         99,225,089
     Telecommunications........................           6.6         97,987,950
     Banking...................................           5.1         75,682,024
     Industrial................................           3.9         57,559,077
     Insurance.................................           3.6         53,083,919
     Automotive................................           3.4         51,252,948
     Transportation............................           3.4         50,759,555
     Engineering & Construction................           3.4         50,068,985
     Miscellaneous Industries..................           2.9         42,743,946
     Manufacturing.............................           2.5         37,154,742
     Consumer Products.........................           2.2         32,557,040
     Printing & Publishing.....................           1.8         27,367,009
     Consumer Durables/Non-Durables............           1.4         20,484,991
     Retail....................................           1.4         20,288,465
     Utilities.................................           1.2         18,134,287
     Apparel & Textiles........................           0.9         13,460,931
     Tobacco...................................           0.8         11,682,153
     Commercial Services.......................           0.7         10,735,843
                                                     --------     --------------
     TOTAL COMMONSTOCKS........................            98.2%  $1,460,436,206
     REPURCHASE AGREEMENT......................             2.5       36,752,000
                                                     --------     --------------
     TOTAL INVESTMENTS.........................           100.7%  $1,497,188,206
                                                     --------     --------------
                                                     --------     --------------


                       See Notes to Financial Statements.
                                       73

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Institutional International Portfolio
                        schedule of portfolio investments
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- 97.8%
             Japan -- 21.3%
    65,000   Canon Inc. ...........................................   $  2,577,705
   122,900   Chugai Pharmaceutical Co. ............................      2,084,610
   147,000   Dai Nippon Printing Co., Ltd. ........................      2,302,212
    90,000   Daiichi Pharmaceutical ...............................      2,555,266
       280   East Japan Railway Co. ...............................      1,607,894
   308,000   Fuji Heavy Industries Ltd. 1..........................      2,143,859
    57,000   Fuji Photo Film Ltd. .................................      2,114,277
    94,000   Kao Corp. ............................................      2,815,189
   618,000   Kubota Corp. .........................................      2,077,239
    18,400   Nintendo Corp., Ltd. .................................      3,041,774
       290   Nippon Telegraph & Telephone Corp. ...................      2,637,419
     9,100   Rohm Co. .............................................      2,292,788
   139,000   Shiseido Co. Ltd. ....................................      1,795,006
   250,000   Tokio Marine & Fire Insurance Co. ....................      2,761,336
   225,000   Toshiba Corp. ........................................      1,607,345
    54,000   Toyota Motor Corp. ...................................      2,156,315
                                                                      ------------
                                                                        36,570,234
                                                                      ------------
             United Kingdom -- 16.0%
   332,700   Allied Domecq ........................................      1,722,301
   133,200   BOC Group PLC ........................................      1,861,666
   409,800   British Aerospace PLC ................................      2,338,629
   373,100   Cadbury Schweppes PLC ................................      2,309,332
   308,200   Gallaher Group PLC ...................................      1,800,220
   376,523   Invensys PLC .........................................        898,036
   245,500   Johnson Matthey PLC ..................................      3,825,146
   160,000   Rio Tinto PLC ord ....................................      2,597,518
   308,200   Royal & Sun Alliance Insurance Group PLC .............      2,194,053
   228,862   Scottish Power PLC ...................................      1,719,812
   194,200   Smithkline Beecham PLC ...............................      2,512,602
   252,580   Trinity Mirror PLC ...................................      1,646,805
   299,600   Unilever PLC .........................................      2,031,681
                                                                      ------------
                                                                        27,457,801
                                                                      ------------


                       See Notes to Financial Statements.
                                     --75--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Institutional International Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             France -- 11.5%
    32,900   Alcatel ..............................................   $  2,005,113
    50,000   Assurance Generale de France1 ........................      2,733,655
    12,325   Compagnie de Saint-Gobain ............................      1,628,722
    16,500   Groupe Danone1 .......................................      2,304,916
    29,544   Lafarge SA-- ADR .....................................      2,178,726
    38,000   Lagardere Groupe SCA .................................      2,154,883
     9,000   Rhone-Poulenc-- A ....................................        648,448
    32,500   Schneider SA1 ........................................      2,114,344
    28,079   Total Fina SA ........................................      4,012,853
                                                                      ------------
                                                                        19,781,660
                                                                      ------------
             Netherlands -- 10.1%
   117,900   ABN-Amro Hldgs N.V. ..................................      2,728,290
    46,000   Akzo Nobel ...........................................      2,091,903
    69,600   Hagemeyer N.V. .......................................      1,643,041
   102,100   Koninklijke Ahold N.V. ...............................      2,962,420
    45,717   Koninklijke KPN NV ...................................        925,012
    82,450   Koninklijke Phillips Electronic ......................      3,292,847
    48,100   Royal Dutch Petroleum Co. ............................      2,849,536
    37,000   TNT Post Group N.V. ..................................        782,817
                                                                      ------------
                                                                        17,275,866
                                                                      ------------
             Germany -- 6.9%
    17,336   Aventis SA ...........................................      1,234,361
    49,500   Bayer AG .............................................      2,144,076
    52,300   Schering AG ..........................................      2,912,601
    26,600   Siemens AG ...........................................      3,382,104
    42,400   Veba AG ..............................................      2,152,815
                                                                      ------------
                                                                        11,825,957
                                                                      ------------
             Spain -- 5.8%
    56,000   Banco Popular de Espanol .............................      1,673,251
   143,775   Centros Comerciales Carrefou SA ......................      1,819,521
   190,900   Dragados Construcciones SA ...........................      1,852,787
   132,337   Endesa SA ............................................      2,153,756
   156,800   Repsol SA Sponsored ADR ..............................      2,499,000
                                                                      ------------
                                                                         9,998,315
                                                                      ------------


                       See Notes to Financial Statements.
                                     --76--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Institutional International Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             Switzerland -- 4.8%
    10,000   Credit Suisse Group Reg ..............................   $  1,874,216
     2,100   Nestle AG Reg ........................................      4,350,462
     7,600   Swisscom AG ..........................................      1,929,497
                                                                      ------------
                                                                         8,154,175
                                                                      ------------
             Australia -- 4.4%
   353,500   Australia Gas Light Company ..........................      2,129,542
    94,900   Commonwealth Bank of Australia1 ......................      1,411,727
 1,017,000   Foster's Brewing Group ...............................      2,302,867
   250,225   Westpac Banking Corp., Ltd. 1.........................      1,708,106
                                                                      ------------
                                                                         7,552,242
                                                                      ------------
             Sweden -- 3.4%
    40,324   AstraZeneca PLC ......................................      1,899,552
   140,300   Electrolux AB-- Series B .............................      1,764,305
    69,300   SKF AB-- B Shares ....................................      1,027,082
    74,000   Volvo AB-- B Shares ..................................      1,137,360
                                                                      ------------
                                                                         5,828,299
                                                                      ------------
             Denmark -- 2.9%
   362,483   Nordic Baltic Holding AB .............................      2,724,588
    47,900   Tele Danmark AS ......................................      2,263,878
                                                                      ------------
                                                                         4,988,466
                                                                      ------------
             Belgium -- 2.6%
     9,100   Electrabel SA ........................................      1,973,902
    78,800   Fortis-- B ...........................................      2,411,279
                                                                      ------------
                                                                         4,385,181
                                                                      ------------
             Italy -- 2.3%
   918,449   Bennetton Group S.P. A.1 .............................      1,666,030
    43,500   ENI S.P.A.- Sponsored ADR ............................      2,354,437
                                                                      ------------
                                                                         4,020,467
                                                                      ------------
             Ireland -- 2.0%
   330,700   Allied Irish Banks ...................................      3,365,196
                                                                      ------------
             Norway -- 1.4%
   445,300   Christiania Bank OG Kreditkasse ASA1 .................      2,317,429
                                                                      ------------


                       See Notes to Financial Statements.
                                     --77--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Institutional International Portfolio
                 schedule of portfolio investments-- (Concluded)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             Singapore -- 1.0%
   166,300   Singapore Air Ltd. Foreign ...........................   $  1,667,304
                                                                      ------------
             Mexico -- 0.8%
    24,500   Telefonos de Mexico SA ADR ...........................      1,321,469
                                                                      ------------
             Canada -- 0.6%
         0   Magna Entertainment ..................................              1
    22,411   Magna International Inc.-- Class A ...................      1,005,694
                                                                      ------------
                                                                         1,005,695
                                                                      ------------
               Total Common Stocks
                 (Cost $167,384,929)...............................    167,515,756
                                                                      ------------

    Face
   Amount
-----------
Repurchase Agreement-- 3.5%
$6,038,000   Goldman Sachs & Co. 6.45% 11/1/00
  (dated 10/31/00, collateralized by $5,320,000
  US Treasury Bonds, 7.25% due 5/15/16, market
  value $6,190,374)................................................      6,038,000
                                                                      ------------
               Total Repurchase Agreement
                 (Cost $6,038,000).................................      6,038,000
                                                                      ------------
Total Investments (Cost $173,422,929)2....................  101.3%    $173,553,756

Liabilities in excess of Other ASsets ....................   (1.3)      (2,210,559)
                                                          -------     ------------
Net Assets................................................  100.0%    $171,343,197
                                                          =======     ============

--------------------------------------------------------------------------------
1 Securities or partial securities on loan.
2 Aggregate cost for federal tax purposes was $173,758,636.
Abbreviation:
ADR -- American Depositary Receipts

                       See Notes to Financial Statements.
                                     --78--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Institutional International Portfolio
                             SECTOR DIVERSIFICATION
               On October 31, 2000, sector diversification of the
                     Portfolio was as follows (Unaudited):

                                                        % of
                                                     Net Assets          Value
                                                    ------------      ------------
INDUSTRIES:
     Electronics...............................          12.8%        21,993,611
     Food & Beverage...........................          10.5         17,983,980
     Oil & Gas.................................           9.8         16,757,969
     Telecommunications........................           6.9         11,865,205
     Financial Services........................           6.2         10,576,830
     Chemicals.................................           5.9         10,094,731
     Banking...................................           5.6          9,637,252
     Healthcare & Pharmaceuticals..............           5.3          9,052,030
     Insurance.................................           4.5          7,689,044
     Industrial................................           4.0          6,789,102
     Automotive................................           3.8          6,443,228
     Consumer Durables/Non-Durables............           3.6          6,253,236
     Utilities.................................           3.5          6,026,383
     Engineering & Construction................           3.3          5,660,235
     Transportation............................           3.3          5,613,827
     Printing & Publishing.....................           2.3          3,949,017
     Miscellaneous Industries..................           1.8          3,052,919
     Manufacturing.............................           1.6          2,791,387
     Retail....................................           1.1          1,819,521
     Tobacco...................................           1.0          1,800,220
     Apparel & Textiles........................           1.0          1,666,029
                                                        -----       ------------
     TOTAL COMMONSTOCKS........................          97.8%      $167,515,756
     REPURCHASE AGREEMENT......................           3.5          6,038,000
                                                        -----       ------------
     TOTAL INVESTMENTS.........................         101.3%      $173,553,756
                                                        -----       ------------
                                                        -----       ------------


                       See Notes to Financial Statements.
                                     --79--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Growth Portfolio
                        schedule of portfolio investments
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- 90.2%
             Basic Industry -- 1.2%
    37,700   Read-Rite Corp.1 .....................................    $   280,394
    49,800   Trex Company, Inc.2 ..................................      1,861,275
                                                                       -----------
                                                                         2,141,669
                                                                       -----------
             Capital Goods -- 4.0%
    13,600   Capstone Turbine 1,2..................................        754,800
    32,100   Gasonics International, Inc.1,2 ......................        656,044
    79,800   O'Reilly Automotive, Inc.1 ...........................      1,436,400
   101,000   Quanta Services, Inc.1 ...............................      3,137,312
    45,350   Remec, Inc.1 .........................................      1,351,997
                                                                       -----------
                                                                         7,336,553
                                                                       -----------
             Consumer Services -- 14.4%
    20,900   Career Education Corp.1 ..............................        808,569
    59,850   Chico's FAS, Inc.1 ...................................      1,937,644
     6,800   Citadel Communications Corp. 1........................         82,450
   109,300   Cost Plus, Inc.1 .....................................      3,060,400
    21,600   Cox Radio, Inc.-- Class A1 ...........................        491,400
     9,400   Ebay1 ................................................        484,100
   120,200   Education Management Corp.1 ..........................      3,726,200
    17,600   Emmis Broadcasting Corp.-- Class A1 ..................        470,800
     5,300   Entercom Communications Corp. 1.......................        207,694
    20,600   Goto.com1,2 ..........................................        292,262
    60,700   Hot Topic, Inc. 1.....................................      2,078,975
    37,900   Hotjobs.com Ltd.1 ....................................        592,187
   107,100   Linens 'N Things, Inc.1 ..............................      3,293,325
    29,600   Macrovision Corp.1 ...................................      2,157,100
   104,600   NCO Group, Inc. 1,2 ..................................      2,288,125
     3,900   Oakley, Inc.1 ........................................         81,900
     8,600   Pegasus Communications Corp. 1........................        305,837
    17,700   Radio One, Inc.1 .....................................        140,494
   296,650   Radio One, Inc.-- Class D1,2 .........................      2,377,835
    17,900   Smartforce PLC1 ......................................        900,873
    36,900   Spanish Broadcast1 ...................................        332,100
    13,700   Westwood One, Inc.1 ..................................        259,444
                                                                       -----------
                                                                        26,369,714
                                                                       -----------


                       See Notes to Financial Statements.
                                     --80--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Growth Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             Electronic Technology -- 2.4%
    55,550   Ixys Corp. 1 .........................................   $  1,406,109
    18,000   Keithley Instruments, Inc. ...........................        963,000
    20,100   Lifeminders, Inc. 1 ..................................        233,662
    57,600   Matrixone, Inc.1 .....................................      1,710,000
     7,200   Virata Corp.1 ........................................        139,500
                                                                       -----------
                                                                         4,452,271
                                                                       -----------
             Health Care Services -- 3.6%
    44,300   Accredo Health, Inc.1 ................................      1,915,975
    52,400   Impath, Inc.1 ........................................      3,962,750
     5,700   Protein Design Labs, Inc.1,2 .........................        769,945
                                                                       -----------
                                                                         6,648,670
                                                                       -----------
             Healthcare -- 8.5%
    31,000   Alkermes, Inc.1,2 ....................................      1,148,937
    15,500   Andrx Group1 .........................................      1,116,000
    15,300   Arena Pharmaceuticals1 ...............................        534,544
    75,600   ATS Medical, Inc.1 ...................................      1,384,425
     7,500   Aurora Bioscience 1...................................        457,031
    33,200   Imclone Systems1 .....................................      1,815,625
    10,600   Lexicon Genetics, Inc. 1,2 ...........................        214,650
    22,400   Medarex, Inc. 1.......................................      1,369,200
       900   Myriad Genetics, Inc.1 ...............................        108,000
   122,350   Orthodontic Centers of America, Inc.1 ................      4,083,431
    42,100   Polymedica Industries, Inc.1 .........................      2,420,750
    12,500   Titan Pharmaceuticals1 ...............................        526,000
     6,600   United Therapeutics Corp. 1,2 ........................        353,100
                                                                       -----------
                                                                        15,531,693
                                                                       -----------
             Media/Communications -- 3.1%
   127,300   Getty Images, Inc.1 ..................................      4,041,775
    27,300   Mediacom Communications1 .............................        464,100
    24,400   Webex Communications1,2 ..............................      1,099,525
                                                                       -----------
                                                                         5,605,400
                                                                       -----------


                       See Notes to Financial Statements.
                                     --81--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Growth Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             Specialty Telecommunication Services -- 2.7%
     8,800   Active Power, Inc.1,2 ................................    $   335,500
    79,950   Actrade Financial Tech1,2 ............................      1,868,831
    21,500   Docent Inc.1,2 .......................................        553,625
    96,400   Innerdyne, Inc.1 .....................................        674,800
     8,400   Niku Corp.1,2 ........................................        132,300
    52,950   Vastera, Inc. 2.......................................        939,862
    27,100   WJ Communications, Inc.1 .............................        406,500
                                                                       -----------
                                                                         4,911,418
                                                                       -----------
             Technology -- 41.9%
    16,600   About.com1,2 .........................................        398,400
    56,200   Actuate Corp.1 .......................................      1,584,137
    45,100   Advent Software, Inc.1,2 .............................      2,697,544
    11,600   Agile Software1 ......................................        874,350
    24,600   Alpha Industries, Inc.1 ..............................        980,925
    22,600   Anaren Microwave, Inc. 1..............................      2,350,400
    17,300   Applied Molecular1,2 .................................        376,275
    44,000   Caminus Corp.1 .......................................      1,386,000
     6,400   Checkfree Corp. 1.....................................        318,400
    41,200   Corporate Executive Board Co.1 .......................      1,900,350
   115,000   Creo Products1,2 .....................................      3,529,062
     7,200   Critical Path, Inc.1 .................................        349,650
    45,600   CSG Systems International, Inc.1 .....................      2,117,550
     8,900   Cymer, Inc. 1.........................................        222,500
     6,000   Dendrite International, Inc.1 ........................        130,500
    40,300   Diamond Technology Partners, Inc.-- Class A1 .........      1,798,387
    13,100   Digex, Inc.1 .........................................        514,175
    11,100   Digitalthink, Inc.1,2 ................................        391,102
     9,100   E.piphany, Inc. 1,2...................................        820,137
    43,000   Eloyalty Corp. 1,2....................................        413,875
    12,400   Exar Corp.1 ..........................................        554,125
    90,000   Exodus Communications, Inc.1,2 .......................      3,020,625


                       See Notes to Financial Statements.
                                       82

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Growth Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             Technology -- (Continued)
   102,000   Extensity, Inc.1 .....................................   $  1,300,500
    82,900   F.Y. I., Inc.1 .......................................      3,326,362
    60,000   Gemstar-TV Guide1 ....................................      4,113,750
    33,300   Hall Kinion & Associates, Inc.1 ......................        880,369
    41,500   HNC Software, Inc. 1..................................        842,969
    14,400   Informatica Corp.1 ...................................      1,360,800
    52,800   Infospace.com, Inc.1 .................................      1,062,600
    23,600   Interwoven, Inc.1,2 ..................................      2,377,700
    14,600   Kana Communications1 .................................        343,100
    21,300   Maxim Integrated Products, Inc.1 .....................      1,412,456
    22,900   Mcafee Com Corp. 1....................................        157,438
    12,600   Mercury Interactive Corp.1,2 .........................      1,398,600
    23,000   Micrel, Inc.1 ........................................      1,040,750
    14,400   Micromuse, Inc.1 .....................................      2,443,500
    19,100   Netiq Corp. 1.........................................      1,644,989
    40,500   Peregrine Systems, Inc.1 .............................        972,000
    92,950   Pericom Semiconductor1 ...............................      2,463,175
    69,150   PLX Technology, Inc.1 ................................      1,659,600
    17,500   Predictive System 1...................................        242,813
    16,900   Proxicom, Inc.1 ......................................        228,150
    13,700   Quest Software, Inc.1 ................................        598,519
   122,834   Retek, Inc.1,2 .......................................      4,844,266
    10,000   Scient Corp. 1,2......................................        180,000
    36,800   Semtech Corp.1 .......................................      1,186,800
    57,700   Serena Software, Inc. 1...............................      2,935,488
    31,000   Siebl Systems, Inc.1 .................................      3,253,063
    23,600   Silicon Image, Inc. 1.................................        277,300
     6,800   Software.com 1........................................      1,013,200
    13,050   The Intercept Group, Inc. 1 ..........................        353,166
    34,600   Tibco Software, Inc.1 ................................      2,179,800
    10,000   Transwitch Corp.1 ....................................        577,500
     9,300   Varian Semiconductor Equip Associates, Inc.1 .........        213,900
    14,400   Verisign, Inc. 1......................................      1,900,800
    21,900   Watchguard Technology1 ...............................      1,095,000
                                                                       -----------
                                                                        76,608,892
                                                                       -----------


                       See Notes to Financial Statements.
                                     --83--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Growth Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             Technology Software/Services -- 3.7%
     5,700   Cacheflow, Inc.1,2 ...................................    $   615,600
    34,600   Click Commerce, Inc. 1................................        990,425
    47,300   Forrester Research, Inc. 1............................      1,942,256
   108,000   Jacada Ltd. 1.........................................        769,500
     4,800   Manugistics Group, Inc.1 .............................        546,900
    22,500   OTG Software1 ........................................        708,750
    22,700   Selectica1 ...........................................        598,713
    12,500   Support.com, Inc. 1...................................        178,125
    33,800   Ventiv Health1 .......................................        363,350
                                                                       -----------
                                                                         6,713,619
                                                                       -----------
             Telecommunication -- Long Distance -- 1.7%
     9,000   Celgene Corp.1,2 .....................................        579,375
    30,150   Lexent, Inc.1 ........................................        872,466
    19,500   Spectrasite Holdings1 ................................        385,125
    33,900   Versata, Inc. 1.......................................        559,350
     7,165   Webmethods, Inc. 1,2..................................        636,789
                                                                       -----------
                                                                         3,033,105
                                                                       -----------
             Telecommunications -- 3.0%
     6,300   Cobalt Networks, Inc.1 ...............................        347,288
    21,000   Netro Corp. 1 ........................................        458,063
    30,300   Network Plus Corp.1,2 ................................        238,613
     7,509   Nortel Networks Corp. ................................        341,659
    20,800   Polycom  Corp.1 ......................................      1,352,000
    14,700   Sonus Networks 1,2 ...................................        507,150
    65,700   Tetra Tech, Inc.1 ....................................      2,283,075
                                                                       -----------
                                                                         5,527,848
                                                                       -----------
               Total Common Stocks
                 (Cost $152,564,532)...............................    164,880,852
                                                                       -----------


                       See Notes to Financial Statements.
                                     --84--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      Small Capitalization Growth Portfolio
                 schedule of portfolio investments-- (Concluded)
                                October 31, 2000

    Face
   Amount                                                                 Value
------------                                                          ------------

Repurchase Agreement-- 9.5%
$17,346,000  Goldman Sachs & Co. 6.45% 11/1/00
  (dated 10/31/00, collateralized by $11,830,000 US Treasury Bonds,
  7.625% due 11/15/22, market value $14,643,493 and $2,490,000
  US Treasury Bonds, 12.375% due 5/15/04, market value $3,136,506).  $  17,346,000
                                                                     -------------
               Total Repurchase Agreement
                 (Cost $17,346,000)................................     17,346,000
                                                                     -------------
Total Investments (Cost $169,910,533)3....................   99.7%   $ 182,226,852
Other Assets in Excess of Liabilities ....................    0.3          620,485
                                                          -------    -------------
Net Assets................................................  100.0%   $ 182,847,337
                                                          =======    =============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Securities or partial securities on loan.
3 Aggregate cost for federal tax purposes was $170,650,804.


                       See Notes to Financial Statements.
                                     --85--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              Core Value Portfolio
                        schedule of portfolio investments
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- 99.3%
             Aerospace & Defense -- 0.8%
     4,875   Lockheed Martin Corp. ................................     $  174,769
                                                                        ----------
             Capital Goods -- 1.7%
     1,725   Emerson Electric Co. .................................        126,680
     3,625   United Technologies Corp. 2...........................        253,070
                                                                        ----------
                                                                           379,750
                                                                        ----------
             Consumer Non - Durables -- 1.5%
     4,150   Quaker Oats Co........................................        338,484
                                                                        ----------
             Consumer Products -- 4.9%
     6,350   Anheuser-Busch Companies, Inc. .......................        290,512
     2,225   Coca-Cola Co. ........................................        134,334
     2,925   Kimberly-Clark Corp. .................................        193,050
     6,900   PepsiCo, Inc. ........................................        334,219
     2,150   Procter & Gamble Co. .................................        153,591
                                                                        ----------
                                                                         1,105,706
                                                                        ----------
             Consumer Services -- 1.7%
     2,450   Disney (Walt) Co. ....................................         87,741
     2,775   McGraw-Hill, Inc. ....................................        178,120
     4,475   VF Corp. .............................................        122,223
                                                                        ----------
                                                                           388,084
                                                                        ----------
             Energy -- 2.4%
     1,300   Chevron Corp. ........................................        106,762
     3,350   Coastal Corp. ........................................        252,716
     2,225   Schlumberger Ltd. ....................................        169,378
                                                                        ----------
                                                                           528,856
                                                                        ----------
             Energy Minerals -- 3.6%
     7,225   Exxon Mobil Corp. ....................................        644,380
     2,475   Kerr-McGee Corp. .....................................        161,648
                                                                        ----------
                                                                           806,028
                                                                        ----------
             Finance -- 16.8%
     4,200   Allstate Corp. .......................................        169,050
     4,087   American International Group, Inc. ...................        400,526
     4,050   Axa Financial, Inc. ..................................        218,953
     3,900   Bank of New York Co., Inc. ...........................        224,494
     2,400   Chase Manhattan Corp. ................................        109,200
     9,900   Citigroup, Inc. ......................................        520,987


                       See Notes to Financial Statements.
                                     --86--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              Core Value Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             Finance -- (Continued)
     3,250   Fannie Mae ...........................................     $  250,250
     5,750   Fleet Boston Financial Corp. .........................        218,500
     2,975   Hartford Financial Services Group, Inc. ..............        221,452
     3,175   Household International, Inc. ........................        159,742
     8,050   John Hancock Financial1 ..............................        254,581
     4,600   Mellon Financial Corp. ...............................        221,950
     8,775   Metlife, Inc. 1,2.....................................        242,409
     2,550   Northern Trust Corp. .................................        217,706
     3,325   PNC Bank Corp. .......................................        222,359
     2,800   Washington Mutual, Inc. ..............................        123,200
                                                                        ----------
                                                                         3,775,359
                                                                        ----------
             Food Wholesalers -- 2.0%
     8,650   Sysco Corp. 2.........................................        451,422
                                                                        ----------
             Health Care -- 8.8%
     5,350   American Home Products Corp. .........................        339,725
     3,575   Bristol-Myers Squibb Co. .............................        217,852
    10,850   HCA Healthcare Co.2 ..................................        433,322
     2,375   Johnson & Johnson ....................................        218,797
     4,175   Merck & Co., Inc. ....................................        375,489
     9,356   Pfizer, Inc. .........................................        404,073
                                                                        ----------
                                                                         1,989,258
                                                                        ----------
             Health Care Services -- 1.6%
     2,600   Amgen, Inc.1 .........................................        150,637
     3,100   Genzyme Corp.1 .......................................        220,100
                                                                        ----------
                                                                           370,737
                                                                        ----------
             Manufacturing -- 7.4%
     4,950   Dover Corp.2 .........................................        210,066
    15,925   General Electric Co. .................................        872,889
     2,475   Minnesota Mining & Manufacturing Co. .................        239,147
     6,125   Tyco International Ltd. ..............................        347,211
                                                                        ----------
                                                                         1,669,313
                                                                        ----------
             Oil & Gas Products -- 1.0%
     3,375   Burlington Resources, Inc. ...........................        121,500
     4,825   Occidental Petroleum Corp. ...........................         95,897
                                                                        ----------
                                                                           217,397
                                                                        ----------


                       See Notes to Financial Statements.
                                     --87--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              Core Value Portfolio
                 schedule of portfolio investments-- (Continued)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             Pharmaceutical -- 1.4%
     3,625   Eli Lilly & Co. ......................................     $  323,984
                                                                        ----------
             Reit -- Hotels -- 0.9%
     6,750   Starwood Lodging Trust ...............................        199,969
                                                                        ----------
             Retail -- 4.2%
     2,925   Safeway, Inc.1 .......................................        159,961
     3,925   Target Corp. .........................................        108,428
     4,950   TJX Companies, Inc. ..................................        134,887
     8,250   Wal-Mart Stores, Inc. ................................        374,344
     3,625   Walgreen Co. .........................................        165,391
                                                                        ----------
                                                                           943,011
                                                                        ----------
             Specialty Telecommunication Services -- 1.6%
     6,925   America Online, Inc.1 ................................        349,228
       406   Avaya, Inc.1 .........................................          5,456
                                                                        ----------
                                                                           354,684
                                                                        ----------
             Technology -- 25.2%
     2,425   Agilent Technologies1 ................................        112,308
     3,425   Applied Materials, Inc.1 .............................        181,953
     6,850   Computer Associates International, Inc. ..............        218,344
    14,300   Cisco Systems, Inc.1 .................................        770,413
     4,800   Dell Computer Corp.1 .................................        141,600
     3,825   EMC Corp.1 ...........................................        340,664
     2,500   Hewlett-Packard Co. ..................................        116,094
    12,050   Intel Corp. ..........................................        542,250
     5,600   International Business Machines Corp. ................        551,600
     1,625   JDS Uniphase Corp.1 ..................................        132,234
     1,925   Lexmark International Group, Inc.-- Class A 1 ........         78,925
     6,325   Lucent Technologies, Inc. ............................        147,452
     9,150   Microsoft Corp.1 .....................................        630,206
     1,000   Millipore Corp. ......................................         52,500
    14,375   Motorola, Inc. .......................................        358,477
     5,450   Nortel Networks Corp. ................................        247,975
    10,075   Oracle Systems Corp.1 ................................        332,475
     1,300   Qualcomm, Inc.1 ......................................         84,642
     2,915   Sun Microsystems, Inc.1 ..............................        323,201
     3,300   Texas Instruments, Inc. ..............................        161,906
     4,525   Vishay Intertechnology, Inc.1 ........................        135,750
                                                                        ----------
                                                                         5,660,969
                                                                        ----------


                       See Notes to Financial Statements.
                                     --88--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              Core Value Portfolio
                 schedule of portfolio investments-- (Concluded)
                                October 31, 2000

   Shares                                                                 Value
-----------                                                           ------------

Common Stocks -- (Continued)
             Telecommunications -- 6.8%
     4,625   Alltel Corp. .........................................     $  298,023
     4,885   AT&T Corp.2 ..........................................        113,271
       920   AT&T Wireless Group ..................................         22,943
     7,400   Qwest Communications International, Inc.1 ............        359,825
     6,350   SBC Communications, Inc. .............................        366,316
     4,250   Verizon Communications2 ..............................        245,703
     5,275   Worldcom, Inc. 1......................................        125,281
                                                                        ----------
                                                                         1,531,362
                                                                        ----------
             Transportation -- 0.8%
     6,000   Southwest Airlines Co. ...............................        171,000
                                                                        ----------
             Utilities -- 3.3%
     3,100   AES Corp. 1...........................................        175,150
     2,725   Duke Energy Co. ......................................        235,542
     9,950   GPU, Inc. ............................................        328,972
                                                                        ----------
                                                                           739,664
                                                                        ----------
             Waste Management -- 0.9%
    10,100   Waste Management, Inc. ...............................        202,000
                                                                        ----------
               Total Common Stocks
                 (Cost $21,516,324)................................     22,321,806
                                                                        ----------

    Face
   Amount
------------
Repurchase Agreement -- 0.7%
  $158,000   Goldman Sachs & Co. 6.45% 11/1/00 (dated 10/31/00,
  collateralized by $130,000 US Treasury Bonds, 12.375%
  due 5/15/04, market value $163,753)..............................        158,000
                                                                       -----------
               Total Repurchase Agreement
                 (Cost $158,000)...................................        158,000
                                                                       -----------
Total Investments (Cost $21,674,324)3.....................  100.0%     $22,479,806
Liabilities in Excess of Other Assets.....................   (0.0)          (7,827)
                                                          -------      -----------
Net Assets................................................  100.0%     $22,471,979
                                                          =======      ===========

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Securities or partial securities on loan.
3 Aggregate cost for federal tax purposes was $21,872,767.

                       See Notes to Financial Statements.
                                     --89--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Fund, Inc. (the "Fund") consists of eleven portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio (formerly the TaxManaged Equity Portfolio), the Small Capitalization Value Portfolio (formerly the Small Capitalization Equity Portfolio), the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio, the Emerging Markets Portfolio, the Small Capitalization Growth Portfolio and the Core Value Portfolio (collectively the "Portfolios"). The Emerging Markets Portfolio is in the process of liquidating and its financial statements are contained in a separate report. The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Since January 2, 1998 the Small Capitalization Value Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   Valuation of Securities: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

   Equity securities listed on a US securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the securities are primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

   Bonds and other fixed-income securities are valued according to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.


                                     --90--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)

   The value of other assets and securities for which no market quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

   Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

   Forward foreign exchange contracts: The International and Institutional International Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open at October 31, 2000.

   Foreign currency: The books and records of each Portfolio are maintained in United States (US) dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized appreciation/depreciation on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.


                                     --91--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


   Reverse Repurchase Agreements: The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price thereby determining the yield during the buyer's holding period. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than one-third of the value of its total assets to be subject to such agreements.

   TheCore Fixed IncomePortfolio's average daily balance of reverse repurchase agreements outstanding during the year ended October 31, 2000 was approximately $25,220,328 at a weighted average interest rate of approximately 5.13%. The maximum amount of reverse repurchase agreements outstanding at a month-end during the year ended October 31, 2000 was $37,633,750 as of June 30, 2000, which was 15.56% of total assets.The amount of reverse repurchase agreements outstanding on October 31, 2000 was $26,712,500, which was 11.00% of total assets. As of, and for the year ended, October 31, 2000, Government Cash Portfolio did not enter into any reverse repurchase agreements.

   Interest-Only  Securities:  The Core  Fixed  Income  Portfolio  may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

   Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

   Tba Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

   Options Transactions: A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a speci


                                     --92--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)

   fied date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

   Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

   Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Capitalization Value, Large Cap Value, International, Institutional International, Small Capitalization Growth and Core Value Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid a 4% nondeductible Federal excise tax. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

   Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The portfolios may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.


                                     --93--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED
   PARTY TRANSACTIONS

   Recently, The Glenmede Trust Company created a wholly-owned subsidiary, Glenmede Advisors, Inc. (the "Advisors"), to perform the investment advisory services to the Glenmede Funds. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Glenmede Funds, including the portfolio managers and supervisory personnel, are employees of Glenmede Advisors, where they continue to provide such services to the Glenmede Funds.

   The Small Capitalization Value Portfolio, the Institutional International Portfolio and the Core Value Portfolio pay Advisors, for its investment advisory services a monthly fee at the annual rate of 0.55%, 0.75% and 0.45%
respectively, of the value of their average daily net assets. The Small Capitalization Growth Portfolio pays TCW Investment Management Company and Winslow Capital Management, Inc. (each a "Sub-advisor") at the annual rate of 0.60% of that portion of its average net assets each subadvisor manages. In addition, the SmallCapitalization Growth Portfolio pays for its investment advisory services a monthly fee at the annual rate of 0.25% of the value of its average daily net assets. The Advisor does not receive a fee from any remaining Portfolios for its investment advisory services. However, each Portfolio (except the Small Capitalization Value, SmallCapitalization Growth and Institutional International Portfolios) pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets. In addition, the Advisor Shares of the Small Capitalization Value Portfolio and the SmallCapitalization Growth Portfolio each pay The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.25% of the value of its average daily net assets. Institutional Shares of the Small Capitalization Value Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

   For the Institutional International Portfolio, the Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the year ended October 31, 2000.

   Investment Company Capital Corp. ("ICCC"), a subsidiary of DeutscheBank AG, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICCC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies").

   This fee is computed  daily and paid monthly at the  following  annual rates:
0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each portfolio based on its relative net assets.

   The Fund pays each Board member an annual fee of $11,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings.

   Expenses for the year ended October 31, 2000 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.


                                     --94--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


3. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2000, cost of purchases and proceeds from sales of long-term US Government securities were:

PORTFOLIO                                        PURCHASES             SALES
---------                                     --------------      --------------
Core Fixed Income Portfolio.................    $428,648,127        $486,590,264

   For the year ended October 31, 2000, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:
PORTFOLIO                                        PURCHASES             SALES
---------                                     --------------      --------------
Strategic Equity Portfolio1.................    $ 85,203,968        $ 75,258,121
Small Capitalization Value Portfolio2.......     183,319,950         259,444,848
Large Cap Value Portfolio...................      33,241,997          67,178,427
International Portfolio.....................     624,851,704         546,811,043
Institutional International Portfolio.......     171,491,234         153,154,432
Small Capitalization Growth Portfolio3......     239,464,579          77,908,507
Core Value Portfolio4.......................      34,279,164          12,372,769

     On October 31, 2000 aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                        PURCHASES             SALES
---------                                     --------------      --------------
Core Fixed Income Portfolio.................    $ 1,426,720          $ 3,872,355
Strategic Equity Portfolio1.................     54,394,094            3,102,765
Small Capitalization Value Portfolio2.......     53,603,326           18,767,109
Large Cap Value Portfolio...................      3,146,534              387,563
International Portfolio.....................    267,821,919          111,418,363
Institutional International Portfolio.......     14,783,062           14,987,942
Small Capitalization Growth Portfolio3......     32,796,798           21,220,750
Core Value Portfolio4.......................      2,471,337            1,864,298

--------------------------------------------------------------------------------
1 On February 28, 2000, Tax Managed Equity Portfolio changed its name to
  Strategic Equity Portfolio.
2 On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization Value Portfolio.
3 Small Capitalization Growth Portfolio began operations on December 29, 1999.
4 Core Value Portfolio began operations on February 28, 2000.


                                     --95--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


4. COMMON STOCK

   The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                             Year Ended            Year Ended
                                              10/31/00              10/31/99
                                         ---------------        ---------------
Government Cash Portfolio:
    Sold................................ $ 3,583,555,238        $ 3,829,650,837
    Issued as reinvestment of dividends.          44,850                 27,423
    Redeemed............................  (3,575,765,768)        (3,853,935,897)
                                         ---------------        ---------------
    Net increase (decrease)............   $    7,834,320        $   (24,257,637)
                                         ---------------        ---------------
                                         ---------------        ---------------
Tax-Exempt Cash Portfolio:

    Sold................................ $ 1,843,406,730        $ 1,648,162,346
    Issued as reinvestment of dividends.           5,797                  4,406
    Redeemed............................  (1,756,310,845)        (1,674,058,693)
                                         ---------------        ---------------
    Net increase (decrease)............. $    87,101,682        $   (25,891,941)
                                         ---------------        ---------------
                                         ---------------        ---------------


                                     --96--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


                                                    Year Ended                    Year Ended
                                                     10/31/00                      10/31/99
                                      --------------------------------    -----------------------------------
                                         Shares             Amount            Shares              Amount
                                      ------------     ---------------    --------------     ----------------
Core Fixed Income Portfolio:
    Sold.........................          773,920        $  7,745,584         6,375,969        $  67,512,430
    Issued as reinvestment
     of dividends                           85,971             858,334            43,563              447,015
    Redeemed.....................       (6,300,835)        (62,750,283)       (7,913,468)         (82,206,587)
                                      ------------     ---------------    --------------     ----------------
    Net decrease.................       (5,440,944)       $(54,146,365)       (1,493,936)       $ (14,247,142)
                                      ------------     ---------------    --------------     ----------------
                                      ------------     ---------------    --------------     ----------------
Strategic Equity Portfolio:1
    Sold.........................          959,837        $ 24,086,563           196,819         $  4,518,923
    Issued as reinvestment of
     dividends                           1,031,641          21,149,657           668,748           14,425,675
    Redeemed.....................         (591,813)        (14,687,538)       (1,687,116)         (39,272,875)
                                      ------------     ---------------    --------------    -----------------
    Net increase (decrease)......        1,399,665        $ 30,548,682          (821,549)      $  (20,328,277)
                                      ------------     ---------------    --------------    -----------------
                                      ------------     ---------------    --------------    -----------------
Small Capitalization Value
  Portfolio (Advisor Shares):2
    Sold.........................        3,741,391       $  69,446,935         3,451,858        $  54,037,437
    Issued as reinvestment
     of dividends                          255,020           4,186,156            10,063              152,921
    Redeemed.....................       (6,620,573)       (116,805,528)       (6,749,354)        (103,504,553)
                                      ------------     ---------------    --------------    -----------------
    Net decrease.................       (2,624,162)      $ (43,172,437)       (3,287,433)       $ (49,314,195)
                                      ------------     ---------------    --------------    -----------------
                                      ------------     ---------------    --------------    -----------------
Small Capitalization Value
  Portfolio (Institutional Shares):2
    Sold.........................          223,852        $  3,800,692           369,846        $   5,719,285
    Issued as reinvestment
     of dividends                          110,445           1,820,393            33,935              518,163
    Redeemed.....................         (622,672)        (10,357,145)         (581,803)          (8,939,842)
                                      ------------     ---------------    --------------    -----------------
    Net decrease.................         (288,375)       $ (4,736,060)         (178,022)      $   (2,702,394)
                                      ------------     ---------------    --------------    -----------------
                                      ------------     ---------------    --------------    -----------------
Large Cap Value Portfolio:
    Sold.........................          507,532        $  5,412,689           519,388        $   7,166,143
    Issued as reinvestment
     of dividends                           45,928             498,638         1,019,528           11,056,770
    Redeemed.....................       (3,891,171)        (41,529,291)       (1,933,918)         (26,672,374)
                                      ------------     ---------------    --------------    -----------------
    Net decrease.................       (3,337,711)       $(35,617,964)         (395,002)      $   (8,449,461)
                                      ------------     ---------------    --------------    -----------------
                                      ------------     ---------------    --------------    -----------------
International Portfolio:
    Sold.........................        9,596,661        $173,870,736        12,945,606        $ 227,225,854
    Issued as reinvestment of
     dividends                           5,796,780          91,555,475         4,422,061           81,628,005
    Redeemed.....................       (5,240,243)        (94,303,351)       (5,860,128)        (104,005,572)
                                      ------------     ---------------    --------------    -----------------
    Net increase.................       10,153,198        $171,122,860        11,507,539        $ 204,848,287
                                      ------------     ---------------    --------------    -----------------
                                      ------------     ---------------    --------------    -----------------

-----------
1 On February 28, 2000, Tax Managed Equity Portfolio changed its name to Strategic Equity Portfolio.
2 On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization
  Value Portfolio.


                                     --97--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   Notes to Financial Statements-- (Continued)



                                                    YEAR ENDED                    YEAR ENDED
                                                     10/31/00                      10/31/99
                                      --------------------------------    -----------------------------------
                                         SHARES             AMOUNT            SHARES              AMOUNT
                                      ------------     ---------------    --------------     ----------------

INSTITUTIONAL INTERNATIONAL PORTFOLIO:
    Sold.........................       14,509,531       $ 259,492,685         6,580,973         $116,774,728
    Issued as reinvestment of
     dividends                           1,127,151          17,294,342           543,619            9,599,868
    Redeemed.....................      (14,168,318)       (250,183,130)       (3,606,755)         (65,045,210)
                                    --------------     ---------------    --------------     ----------------
    Net increase.................        1,468,364       $  26,603,897         3,517,837         $ 61,329,386
                                    --------------     ---------------    --------------     ----------------
                                    --------------     ---------------    --------------     ----------------
SMALL CAPITALIZATION GROWTH PORTFOLIO: 1
    Sold.........................       20,328,241        $184,742,939                --                   --
    Issued as reinvestment of
     dividends                                  --                  --                --                   --
    Redeemed.....................         (490,042)         (4,578,436)               --                   --
                                      ------------     ---------------    --------------     ----------------
    Net increase.................       19,838,199        $180,164,503                --                   --
                                      ------------     ---------------    --------------     ----------------
                                      ------------     ---------------    --------------     ----------------
CORE VALUE PORTFOLIO:2
    Sold.........................        2,366,150        $ 24,418,695                --                   --
    Issued as reinvestment of
     dividends                               1,275              13,600                --                   --
    Redeemed.....................         (222,971)         (2,390,188)               --                   --
                                      ------------     ---------------    --------------     ----------------
    Net increase.................        2,144,454        $ 22,042,107                --                   --
                                      ------------     ---------------    --------------     ----------------
                                      ------------     ---------------    --------------     ----------------

-----------------
1 Small Capitalization Growth Portfolio began operations on December 29, 1999. 2 Core Value Portfolio began operations on February 28, 2000.


5. LENDING OF PORTFOLIO SECURITIES
   Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained in an amount at least equal to the current market value of the loaned securities. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.


                                     --98--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


   The Portfolios generated additional income by lending their securities to approved brokers. On October 31, 2000, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                                                       % OF TOTAL
                                 MARKET VALUE OF      MARKET VALUE OF    ASSETS
    PORTFOLIO                    LOANED SECURITIES      COLLATERAL       ON LOAN
    ---------                    -----------------    ---------------  ----------
Core Fixed Income Portfolio...     $14,306,952        $14,765,040            5.89
Strategic Equity Portfolio1...       1,906,386          1,933,100            1.10
Small Capitalization Value
   Portfolio2.................      10,629,778         10,997,000            3.75
Large Cap Value Portfolio.....         955,820            975,000            4.30
International Portfolio.......     114,910,466        119,141,619            7.66
Institutional International
   Portfolio..................      12,309,763         12,590,314            7.07
Small Capitalization Growth
   Portfolio3.................      15,600,981         15,998,959            9.23
Core Value Portfolio..........       1,184,894          1,201,700            5.27


6. CAPITAL LOSS CARRYFORWARDS

   On October 31, 2000, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                                   EXPIRING     EXPIRING     EXPIRING     EXPIRING
PORTFOLIO                           IN 2000      IN 2001      IN 2002      IN 2003
---------                          --------     --------     --------     --------
Government Cash Portfolio........      $--     $   127     $   1,000       $26,819
Tax-Exempt Cash Portfolio........       --      19,079         8,905        27,815
Core Fixed Income Portfolio......       --          --     7,273,798            --

                                  EXPIRING     EXPIRING     EXPIRING      EXPIRING
PORTFOLIO                          IN 2004      IN 2005      IN 2006       IN 2007
---------                         --------     --------     --------    ----------
Government Cash Portfolio........$      --     $  7,815     $     --    $       --
Tax-Exempt Cash Portfolio........       13           --        7,168            --
Core Fixed Income Portfolio......       --           --           --     1,869,325
SmallCapitalization Growth Portfolio    --           --           --     5,038,496

                                         EXPIRING
PORTFOLIO                                 IN 2008
---------                                --------
Core Fixed IncomePortfolio.......       $3,712,033
Small Capitalization Growth Portfolio    3,250,830
Large Cap Value Portfolio........           92,426
Core Value Portfolio.............          191,628

The Small Capitalization Value Portfolio utilized capital loss carryforwards in the amount of $18,910,190, during the year ended October 31, 2000.

--------------------------------------------------------------------------------
1 On  February  28,  2000, Tax Managed  Equity  Portfolio  changed its name to
  Strategic Equity Portfolio.
2 On February 28, 2000, Small Capitalization Equity
  Portfolio  changed  its name to  Small  Capitalization  ValuePortfolio.
3 Small Capitalization Growth Portfolio commenced operations on
  December 29, 1999.


                                     --99--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


7. FOREIGN SECURITIES

   The Strategic Equity, Small Capitalization Value, Large Cap Value, Small Capitalization Growth, Core Value, International and Institutional International Portfolios may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

8. Net Assets

   On October 31, 2000, net assets consisted of:

                                       GOVERNMENT     TAX-EXEMPT    CORE FIXED
                                          CASH           CASH         INCOME
                                        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                      ------------   ------------ -------------
Par Value...........................  $    413,706   $    437,216 $     17,263
Paid in Capital in excess of par value 413,292,421    436,759,928  188,239,322
Undistributed net investment income.        71,402             --    1,136,249
Accumulated net realized loss on
   investments sold.................      (35,761)       (62,980)  (12,866,569)
Net unrealized depreciation
   on investments...................           --             --    (2,434,222)
                                     -------------  ------------  ------------
   Total Net Assets................. $413,741,768   $437,134,164  $174,092,043
                                     -------------  ------------  ------------
                                     -------------  ------------  ------------

                                                         SMALL         LARGE
                                        STRATEGIC   CAPITALIZATION      CAP
                                         EQUITY          VALUE         VALUE
                                       PORTFOLIO1     PORTFOLIO2     PORTFOLIO
                                      ------------   ------------   -----------
Par Value...........................  $      7,954   $     15,832   $     1,927
Paid in Capital in excess of par value 116,874,689    233,320,929    18,554,617
Undistributed net investment income.       381,994         51,726        27,593
Accumulated net realized loss on
   investments sold ................    (1,013,181)     1,064,073      (150,725)
Net unrealized appreciation

   on investments ..................    52,312,906     35,295,703     2,817,270
                                      ------------   ------------   -----------
   Total Net Assets.................  $168,564,362   $269,748,263   $21,250,682
                                      ------------   ------------   -----------
                                      ------------   ------------   -----------

--------------------------------------------------------------------------------
1 On February 28, 2000, Tax Managed Equity Portfolio changed its name to StrategicEquity Portfolio. 2 On February 28, 2000, Small Capitalization Equity Portfolio changed its name to Small Capitalization ValuePortfolio.


                                     --100--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


                                                                INSTITUTIONAL
                                              INTERNATIONAL     INTERNATIONAL
                                                 PORTFOLIO         PORTFOLIO
                                             --------------     --------------
Par Value................................    $       94,132       $     11,344
Paid in Capital in excess of
   par value.............................     1,328,692,644        171,555,063
Undistributed net investment income......         1,026,547                 --
Accumulated net realized
   gain (loss) on investments
   sold, and foreign
   currency transactions.................                --           (335,707)
Net unrealized appreciation
   on investments and foreign
   currency translations.................       156,274,523            112,497
                                             --------------       ------------
   Total Net Assets......................    $1,486,087,846       $171,343,197
                                             --------------       ------------
                                             --------------       ------------

                                                   SMALL
                                              CAPITALIZATION        CORE
                                                  GROWTH            VALUE
                                                PORTFOLIO 1       PORTFOLIO 2
                                             --------------     --------------
Par Value................................        $   19,838          $   2,144
Paid in Capital in excess of
   par value.............................       179,548,945         22,039,963
Undistributed (distributions in excess of)
   net investment income.................            (8,168)            14,461
Accumulated net realized
   loss on investments sold..............        (9,029,597)          (390,071)
Net unrealized appreciation/depreciation
   on investments........................        12,316,319            805,482
                                             --------------       ------------
   Total Net Assets......................      $182,847,337        $22,471,979
                                             --------------       ------------
                                             --------------       ------------

--------------------------------------------------------------------------------
1 SmallCapitalization Growth Portfolio began operations on December 29, 1999.
2 Core ValuePortfolio began operations on February 28, 2000.



                                     --101--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONCLUDED)


10. CALL AND PUT OPTIONS

   Call and Put Options written by the Strategic Equity Portfolio (formerly, Tax Managed Equity Portfolio) and related premiums received during the period were as follows:

                                          Calls                      Puts
                             -------------------------- ------------------------
                                         Actual                     Actual
                             -------------------------- ------------------------
                                 Contracts    Premiums      Contracts  Premiums
--------------------------------------------------------------------------------
Options outstanding
  October 31, 1999                  850        375,337       1,250      350,313
Options written                   1,230      1,218,130         790      239,081
Options purchased                    --             --         200      118,300
Options closed                     (750)      (315,739)         --           --
Options exercised                    --             --          --           --
Options expired                  (1,130)    (1,151,032)     (2,040)    (589,394)
--------------------------------------------------------------------------------
Options outstanding
  October 31, 2000                  200        126,696         200      118,300
--------------------------------------------------------------------------------



                                     --102--

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of the Glenmede Fund, Inc. and Shareholders of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Capitalization Value Portfolio, Large Cap Value Portfolio, International Portfolio, Institutional International Portfolio, Small Capitalization Growth Portfolio and Core Value Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows (Core Fixed Income Portfolio only) and the financial highlights present fairly, in all material respects, the financial position of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Capitalization Value Portfolio, Large Cap Value Portfolio, International Portfolio, Institutional International Portfolio, Small Capitalization Growth Portfolio and Core Value Portfolio, (ten of the portfolios comprising The Glenmede Fund, Inc., hereafter referred to as the "Funds") at October 31, 2000, and the results of each of their operations, the changes in each of their net assets, the cash flows (Core Fixed Income Portfolio only) and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland

December 15,  2000


                                     --103--

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           TAX INFORMATION (UNAUDITED)
                       FOR THE YEAR ENDED OCTOBER 31, 2000

   The amount of long-term capital gains paid for the fiscal year ended October 31, 2000 was as follows:

        SmallCap ValuePortfolio............................     $16,552,929
        Strategic Equity Portfolio.........................     $21,658,394
        Large Cap Value Portfolio..........................      $  384,455
        International Portfolio............................     $97,835,682
        Institutional International Portfolio..............     $15,429,548

   Of the ordinary distributions made during the fiscal year ended October 31, 2000, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

        Government Cash Portfolio..........................          22.25%
        Core Fixed Income Portfolio........................          19.00%

   Of the ordinary distributions made during the fiscal year ended October 31, 2000, the following percentages are tax exempt for regular Federal income tax purposes.

        Tax-Exempt Cash Portfolio..........................            100%

   Of the ordinary distributions made during the fiscal year ended October 31, 2000, the following percentages qualify for the dividends received deduction available to corporate shareholders:

        Strategic Equity Portfolio.........................          89.61%
        Small Capitalization Value Portfolio...............         100.00%
        Large Cap Value Portfolio..........................         100.00%
        Core ValuePortfolio................................         100.00%

   The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

   Foreign Taxes Paid or Withheld

                                                         TOTAL     PER SHARE
                                                      ----------   ----------
        International Portfolio...................    $4,649,825      $0.05
        Institutional International Portfolio.....    $  667,331      $0.06

   The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.


                                     --104--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                       STATEMENTS OF ASSETSANDLIABILITIES
                                October 31, 2000

                                                            MUNI       NEW JERSEY
                                                        INTERMEDIATE      MUNI
                                                          PORTFOLIO     PORTFOLIO
                                                        -----------    -----------
Assets:
   Investments:
   Investments at value..............................   $14,268,158    $16,982,031
                                                        -----------    -----------
   Cash .............................................       113,834          7,349
   Interest receivable...............................       252,768        253,606
   Prepaid expenses..................................            85          4,162
                                                        -----------    -----------
     Total assets....................................    14,634,845     17,247,148
                                                        -----------    -----------
Liabilities:
   Accrued expenses..................................        10,717         14,833
                                                        -----------    -----------
     Total liabilities...............................        10,717         14,833
                                                        -----------    -----------
Net Assets...........................................   $14,624,128    $17,232,315
                                                        -----------    -----------
                                                        -----------    -----------
Shares Outstanding  .................................     1,433,381      1,705,018
                                                        -----------    -----------
                                                        -----------    -----------
Net Asset Value Per Share............................     $   10.20      $   10.11
                                                        -----------    -----------
                                                        -----------    -----------


                       See Notes to Financial Statements.
                                     --105--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                      For the year ended October 31, 2000

                                                            Muni       New Jersey
                                                        Intermediate      Muni
                                                          Portfolio     Portfolio
                                                        ------------   ----------
Investment Income:
    Interest......................................       $810,061       $808,084
                                                         --------       --------
      Total investment income.....................        810,061        808,084
                                                         --------       --------
Expenses:
    Administration fee............................          5,648          6,278
    Shareholder servicing fee.....................          7,800          8,634
    Custodian fee.................................            718            339
    Directors' fees and expenses..................          2,097          2,842
    Professional fees.............................         31,438         32,890
    Other expenses................................            925            371
                                                         --------       --------
Total expenses....................................         48,626         51,354
                                                         --------       --------
Net investment income.............................        761,435        756,730
                                                         --------       --------
Realized and unrealized loss:
   Net realized loss on:
     Securities transactions......................        (39,944)       (30,509)
                                                         --------       --------
     Net realized loss............................        (39,944)       (30,509)
                                                         --------       --------
   Net change in unrealized appreciation/ depreciation of:

     Securities...................................        152,364        222,427
                                                         --------       --------
     Net unrealized appreciation/depreciation.....        152,364        222,427
                                                         --------       --------
Net realized and unrealized gain
   on investments.................................        112,420        191,918
                                                         --------       --------
Net increase in net assets
   resulting from operations......................       $873,855       $948,648
                                                         --------       --------
                                                         --------       --------



                       See Notes to Financial Statements.
                                     --106--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                          MUNI       NEW JERSEY
                                                      INTERMEDIATE      MUNI
                                                        PORTFOLIO     PORTFOLIO
                                                      ------------   ----------
Net investment income.............................      $761,435      $756,730
Net realized loss on investments..................       (39,944)      (30,509)
Net change in unrealized appreciation/depreciation
   on investments.................................       152,364       222,427
                                                     -----------   -----------
Net increase in net assets resulting from operations     873,855       948,648
Distributions to shareholders:
    From net investment income....................      (785,570)     (776,516)
Net decrease in net assets from capital share
   transactions...................................    (1,990,521)     (892,484)
                                                     -----------   -----------
Net decrease in net assets........................    (1,902,236)     (720,352)
NET ASSETS:
Beginning of year.................................    16,526,364    17,952,667
                                                     -----------   -----------
End of year.......................................   $14,624,128   $17,232,315
                                                     -----------   -----------
                                                     -----------   -----------
--------------------------------------------------------------------------------
                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                                         MUNI       NEW JERSEY
                                                     INTERMEDIATE      MUNI
                                                       PORTFOLIO     PORTFOLIO
                                                    -----------   ------------
Net investment income.............................  $   866,861     $  798,624
Net realized gain (loss) on investments...........       44,865         (2,683)
Net change in unrealized appreciation/depreciation
   on investments.................................     (744,954)      (769,009)
                                                    -----------   ------------
Net increase in net assets resulting from operations    166,772         26,932
Distributions to shareholders:
    From net investment income....................     (883,826)      (790,076)
Net increase (decrease) in net assets from capital
   share transactions.............................   (2,731,591)     1,224,295
                                                    -----------   ------------
Net increase (decrease) in net assets.............   (3,448,645)       461,151
NET ASSETS:
Beginning of year.................................   19,975,009     17,491,516
                                                    -----------   ------------
End of year.......................................  $16,526,364   $ 17,952,667
                                                    -----------   ------------
                                                    -----------   ------------


                       See Notes to Financial Statements.
                                     --107--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              Muni Intermediate Portfolio
                                        --------------------------------------------
                                                Year Ended October 31,
                                        --------------------------------------------
                                          2000     1999     1998     1997     1996
                                        -------   -------  -------  -------  -------
Net asset value, beginning
   of year.........................     $ 10.14   $ 10.56  $ 10.40  $ 10.26  $ 10.32
                                        -------   -------  -------  -------  -------
Income from investment
   operations:
Net investment income..............        0.50      0.51     0.51     0.52     0.53
Net realized and unrealized
   gain (loss) on investments......        0.07     (0.42)    0.16     0.14    (0.06)
                                        -------   -------  -------  -------  -------
Total from investment
   operations......................        0.57      0.09     0.67     0.66     0.47
                                        -------   -------  -------  -------  -------
Distributions to shareholders
   from net investment income......       (0.51)    (0.51)   (0.51)   (0.52)   (0.53)
                                        -------   -------  -------  -------  -------
Net asset value, end
   of year.........................     $ 10.20   $ 10.14  $ 10.56  $ 10.40  $ 10.26
                                        -------   -------  -------  -------  -------
                                        -------   -------  -------  -------  -------
Total return1......................        5.77%     0.91%    6.63%    6.69%    4.67%
                                        -------   -------  -------  -------  -------
                                        -------   -------  -------  -------  -------
Ratios to average net assets/ Supplemental data:

Net assets, end of year
   (in 000's)......................     $14,624   $16,526  $19,975  $19,219  $18,471
Ratio of operating expenses to
   average net assets..............        0.31%     0.20%    0.30%    0.34%    0.32%
Ratio of net investment income
   to average net assets...........        4.89%     4.90%    4.88%    5.09%    5.16%
Portfolio turnover rate............           6%        6%      11%      21%      44%

------------------------------------------------------------------------------------
1 Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.
                                     --108--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                               NEW JERSEY MUNI PORTFOLIO
                                       ---------------------------------------------
                                                YEAR ENDED OCTOBER 31,
                                       ---------------------------------------------
                                          2000     1999     1998     1997     1996
                                        -------   -------  -------  -------  -------
Net asset value, beginning
   of year.........................     $ 10.00   $ 10.43  $ 10.20   $ 9.97   $10.00
                                        -------   -------  -------  -------  -------
Income from investment
   operations:

Net investment income..............        0.44     0.44     0.44     0.44     0.44
Net realized and unrealized
   gain (loss) on investments......        0.12     (0.43)    0.23     0.23    (0.03)
                                        -------   -------  -------  -------  -------
Total from investment

   operations......................        0.56      0.01     0.67     0.67     0.41
                                        -------   -------  -------  -------  -------
Distributions to shareholders

   from net investment income......       (0.45)    (0.44)   (0.44)   (0.44)   (0.44)
                                        -------   -------  -------  -------  -------
Net asset value, end
   of year.........................     $ 10.11   $ 10.00  $ 10.43  $ 10.20   $ 9.97
                                        -------   -------  -------  -------  -------
                                        -------   -------  -------  -------  -------
Total return1......................        5.77%     0.08%    6.71%    6.90%    4.24%
                                        -------   -------  -------  -------  -------
                                        -------   -------  -------  -------  -------
Ratios to average net assets/ Supplemental data:

Net assets, end of year
   (in 000's)......................     $17,232   $17,953  $17,492  $12,117   $7,545
Ratio of operating expenses to
   average net assets..............        0.30%     0.24%    0.30%    0.31%    0.24%
Ratio of net investment income
   to average net assets...........        4.40%     4.34%    4.33%    4.42%    4.56%
Portfolio turnover rate............           9%       10%       7%      19%      33%

-------------------------------------------------------------------------------------
1 Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.
                                     --109--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
-------------                                                         ------------

Municipal Bonds -- 97.6%
             Pennsylvania -- 97.6%
  $150,000   Abington, PA, School District, Series A, General
               Obligation Unlimited,
               (FGIC Insured), Prerefunded 11/15/05 @ $100,
               5.25%, 5/15/08......................................     $  154,609
   200,000   Allegheny County, PA, Hospital Development Authority
               Revenue, University of Pittsburgh, Health Center,
               Series A, (MBIA Insured),
               5.30%, 4/1/08.......................................        205,166
    50,000   Allegheny County, PA, Re-development Authority Revenue,
               (FHA Insured),
               5.20%, 8/1/03.......................................         50,177
   175,000   Allegheny County, PA, Series C, General Obligation
               Unlimited,
               (MBIA Insured), Prerefunded 9/15/04 @ $100,
               5.875%, 9/15/12.....................................        183,326
   300,000   Allegheny County, PA, Port Authority Special Revenue,
               (MBIA Insured),
               5.30%, 3/1/10.......................................        311,157
   120,000   Beaver County, PA, Industrial Development Authority
               Pollution Control Revenue, Saint Joe Minerals
               Corporation Project,
               6.00%, 5/1/07.......................................        120,120
   500,000   Beaver Falls, PA, Municipal Authority Water and
               Hydroelectric Revenue, (FGIC Insured),
               5.70%, 12/1/08......................................        511,520
   100,000   Bucks County, PA, Community College Authority College
               Building Revenue, Prerefunded 6/15/02 @ $100,
               6.05%, 6/15/06......................................        102,503
   325,000   Chester County, PA, General Obligation Unlimited,
               5.40%, 12/15/06.....................................        332,654
   375,000   Dauphin County, PA, General Authority Hospital Revenue,
               (FGIC Insured),
               6.125%, 7/1/10......................................        412,736
   130,000   Dauphin County, PA, General Authority Revenue,
               Mandatory Put 6/1/2006 @ $100,
               6.80%, 6/1/26.......................................        133,245
   100,000   Dauphin County, PA, General Authority Revenue,
               Mandatory Put 6/1/2011 @ $100,
               6.85%, 6/1/26.......................................        102,571


                       See Notes to Financial Statements.
                                    --110--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                  SCHEDULEOFPORTFOLIOINVESTMENTS-- (CONTINUED)
                                October 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------

Municipal Bonds -- (Continued)
  $125,000   Dauphin County, PA, Series B, General Obligation
               Unlimited, (MBIA Insured),
               5.20%, 3/15/04......................................     $  125,292
   600,000   Delaware River Joint Toll Bridge, Refunding, (FGIC Insured),
               6.15%, 7/1/04.......................................        614,418
   220,000   Delaware River Port Authority, PA and NJ Delaware River Bridges
               Revenue Escrowed to Maturity,
               6.00%, 1/15/10......................................        230,688
   175,000   Delaware River Port Authority, PA and NJ Delaware River Bridges
               Revenue Escrowed to Maturity,
               6.50%, 1/15/11......................................        188,150
   300,000   Downington, PA, Area School District, General Obligation Unlimited,
               5.50%, 2/1/10.......................................        314,601
   100,000   Gettysburg, PA, Municipal Authority County, Guaranteed Hospital
               Revenue, Gettysburg Hospital Project, (MBIA County Guaranteed),
               6.20%, 7/1/12.......................................        102,120
    40,000   Lancaster, PA, Area Sewer Authority, Escrowed to Maturity,
               6.00%, 4/1/12.......................................         42,419
   170,000   Lancaster, PA, Higher Education Authority College Revenue,
               Franklin & Marshall, College Project, (MBIA Insured),
               6.55%, 4/15/07......................................        174,660
   125,000   Lycoming County, PA, College Revenue, PA College of Technology,
               (AMBAC Insured),
               5.20%, 11/1/04......................................        126,546
   100,000   Montgomery County, PA, Higher Education & Health Authority
               Hospital Revenue, Abington Memorial Hospital, Series A,
               (AMBAC Insured),
               5.80%, 6/1/04.......................................        103,751
   110,000   Montgomery County, PA, Industrial Development Authority Revenue,
               7.50%, 1/1/12.......................................        112,743
   100,000   New Kensington, PA, General Obligation Unlimited, (FGIC Insured),
               5.625%, 10/1/04.....................................        100,084
   200,000   North East, PA, School District, Refunding, (AMBAC Insured),
               6.00%, 9/15/10......................................        204,486
   150,000   North Pocono, PA, School District, General Obligation Unlimited,
               (FGIC Insured),
               5.25%, 7/15/06......................................        150,617


                       See Notes to Financial Statements.
                                     --111--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------


Municipal Bonds -- (Continued)
  $425,000   Northampton County, PA, Higher Education Authority Revenue--
               Lehigh University,
               5.25%, 11/15/09.....................................     $  440,776
   210,000   Northampton County, PA, Industrial Development Authority,
               Revenue, Optional Put 8/1/07 @ $100,
               4.75%, 8/1/15.......................................        204,895
   315,000   Northampton Bucks, PA, Bucks County Municipal Authority Sewer
               Revenue,
               6.20%, 11/1/13......................................        343,797
   200,000   Pennridge, PA, School District, Series A, General Obligation
               Unlimited, (AMBAC Insured),
               6.25%, 2/15/04......................................        203,992
             Pennsylvania Housing Finance Agency, Refunding, Rental Housing:
   350,000     5.25%, 7/1/04.......................................        352,233
   500,000     5.45%, 7/1/06.......................................        505,185
   100,000     6.25%, 7/1/07.......................................        103,456
   330,000   Pennsylvania Housing Finance Agency, Single Family Mortgage,
               Series 38,
               5.50%, 4/1/05.......................................        332,940
   300,000   Pennsylvania Intergovernmental Co-op Authority, Special Tax
               Revenue, City of Philadelphia Funding Program, Escrowed to
               Maturity, (FGIC Insured),
               6.00%, 6/15/02......................................        304,809
   200,000   Pennsylvania Intergovernmental Co-op Authority, Special Tax
               Revenue, City of Philadelphia Funding Program, (FGIC Insured),
               5.25%, 6/15/06......................................        203,810
 1,000,000   Pennsylvania State Finance Authority Revenue, Refunding,
               Municipal Capital Improvements Program,
               6.60%, 11/1/09......................................      1,065,640
   220,000   Pennsylvania State Higher Educational Facilities Authority College
               and University Revenues, College of Pharmacy, (MBIA Insured),
               5.25%, 11/1/09......................................        224,950
   250,000   Pennsylvania State Higher Educational Facilities Authority College
               and University Revenues, University of Pennsylvania,
               5.60%, 9/1/10.......................................        258,083
   250,000   Pennsylvania State, First Series, General Obligation Unlimited,
               6.375%, 9/15/12.....................................        258,828


                       See Notes to Financial Statements.
                                     --112--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                  SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------


Municipal Bonds -- (Continued)
   $ 5,000   Perkiomen Valley School Authority, PA, School Revenue, Escrowed
               to Maturity, (MBIA Insured),
               6.40%, 12/1/02......................................      $   5,082
   100,000   Philadelphia, PA, Gas Works Revenue, (FSA Insured),
               5.50%, 7/1/04.......................................        103,100
   320,000   Philadelphia, PA, Hospital Revenue, Escrowed to Maturity,
               (FGIC Insured),
               5.875%, 7/1/08......................................        320,371
   100,000   Philadelphia, PA, Hospitals and Higher Educational Facilities
               Authority, Hospital Revenue, Children's Hospital Philadelphia,
               Series A,
               5.00%, 2/15/02......................................        100,178
   225,000   Philadelphia, PA, Municipal Authority Revenue, Refunding--
               Lease-- Series C, (FGIC Insured),
               5.00%, 4/1/07.......................................        228,692
             Pittsburgh, PA, Urban Redevelopment Authority Mortgage
               Revenue, Series D:
   255,000     5.75%, 10/1/07......................................        259,860
   150,000     6.20%, 4/1/11.......................................        152,573
   155,000     6.20%, 10/1/11......................................        157,658
   235,000   Ringgold, PA, School District, Escrowed to Maturity,
               6.20%, 1/15/13......................................        255,135
   250,000   Sayre, PA, Health Care Facilities Authority Revenue, (AMBAC Insured),
               6.10%, 7/1/02.......................................        256,215
             Seneca Valley, PA, School District, Series B, General Obligation
               Unlimited, (FGIC Insured):
   100,000     5.70%, 7/1/06.......................................        101,674
   225,000     5.80%, 7/1/10.......................................        228,402
    30,000   Southeastern Pennsylvania Transportation Authority, PA,
               Lease Revenue,
               5.75%, 12/1/04......................................         30,028
   285,000   Southeastern Pennsylvania Transportation Authority, Revenue,
               6.00%, 6/1/01.......................................        287,645


                       See Notes to Financial Statements.
                                     --113--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           Muni Intermediate Portfolio
                  SCHEDULEOFPORTFOLIOINVESTMENTS-- (Continued)
                                October 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------


Municipal Bonds -- (Continued)

  $250,000   State Public School Building Authority, PA, School Revenue,
               Hazleton Area School District, (FGIC Insured),
               6.50%, 3/1/08.......................................    $   251,585
    15,000   Swarthmore Borough, PA, College Revenue, Prerefunded

               9/15/2002 @ $102,
               6.10%, 9/15/07......................................         15,729
    85,000   Swarthmore Borough, PA, College Revenue, Unrefunded Balance,
               6.10%, 9/15/07......................................         88,771
   120,000   Swatara Township Authority, PA, Sewer Revenue, Escrowed to
               Maturity, (MBIA Insured),
               6.15%, 5/1/07.......................................        130,068
   125,000   Unionville-Chadds Ford, PA, School District, General Obligation
               Unlimited, Prerefunded 6/1/03 @ $100, (State Aid Withholding),
               5.50%, 6/1/08.......................................        128,011
   400,000   University of Pittsburgh, PA, Refunded Series B,
               5.50%, 6/1/09.......................................        421,216
   125,000   Wallingford-- Swarthmore, PA, School District, Series C,
               (FSA State Aid Withholding),
               5.00%, 5/15/09......................................        126,806
   325,000   Wayne County, PA, Hospital and Health Facilities Authority, County
               Guaranteed, Hospital Revenue, Wayne Memorial Hospital
               Project, (MBIA Insured),
               5.05%, 7/1/03.......................................        328,611
   100,000   Wilkinsburg, PA, Joint Water Authority, Water Revenue, Series A,
               Prerefunded 8/15/02 @ $100, (AMBAC Insured),
               6.10%, 8/15/04......................................        102,886
   170,000   York County, PA, Industrial Development Authority, Industrial
               Development Revenue, Refunding, Stanley Works Project,
               6.25%, 7/1/02.......................................        174,109
                                                                     -------------
             Total Municipal Bonds
               (Cost $14,076,281)                                    $  14,268,158
                                                                     -------------


                       See Notes to Financial Statements.
                                     --114--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           Muni Intermediate Portfolio
                  SCHEDULEOFPORTFOLIOINVESTMENTS-- (Concluded)
                                October 31, 2000

                                                                           Value
                                                                    -------------

TOTAL INVESTMENTS (COST $14,076,281)1.....................   97.6%   $14,268,158

OTHER ASSETS IN EXCESS OF LIABILITIES.....................    2.4        355,970
                                                           ------    -----------
NET ASSETS................................................  100.0%   $14,624,128
                                                           ======    ===========

--------------------------------------------------------------------------------
1 Aggregate cost for federal tax purposes was $14,076,578.
Abbreviations:
AMBAC-- American Municipal Bond Assurance Corporation
FGIC-- Federal Guaranty Insurance Corporation
FHA-- Federal Housing Administration
FSA-- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                                     --115--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            New Jersey Muni Portfolio
                         SCHEDULEOFPORTFOLIOINVESTMENTS
                                October 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------

MUNICIPAL BONDS -- 98.5%
  $100,000   Asbury Park, NJ, Board of Education, General Obligation
               Unlimited, (MBIA Insured),
               5.55%, 2/1/07.......................................     $  105,268
   100,000   Beach Haven, NJ, General Obligation Unlimited, (MBIA Insured),
               5.70%, 8/15/03......................................        103,593
   250,000   Bergen County, NJ General Improvement, General Obligation
               Unlimited,
               4.00%, 11/15/05.....................................        240,705
   100,000   Bergen County, NJ, Utilites Authority, Water Pollution Control
               Revenue, Series B, (FGIC Insured),
               5.20%, 12/15/00.....................................        100,102
   400,000   Black Horse Pike, NJ, Regional School District, General Obligation
               Unlimited, (FGIC Insured),
               4.75%, 12/1/04......................................        404,420
             Burlington County, NJ General Improvement, General Obligation
               Unlimited:
   100,000     5.20%, 9/15/02......................................        101,435
   500,000     4.85%, 7/15/06......................................        506,175
   100,000   Burlington County, NJ, General Obligation Unlimited,
               5.20%, 10/1/04......................................        102,205
   150,000   Cape May County, NJ, General Improvements, General Obligation
               Unlimited, (AMBAC Insured),
               5.35%, 8/1/04.......................................        154,605
   200,000   Cape May County, NJ, Municipal Utilities Authority, Sewer Revenue,
               Refunding, (AMBAC Insured),
               5.60%, 1/1/05.......................................        207,736
   100,000   Casino Reinvestment Development Authority, NJ, Parking Fee
               Revenue, Series A, (FSA Insured),
               5.00%, 10/1/04......................................        101,702
   150,000   Cherry Hill Township, NJ, General Obligation Unlimited,
               5.125%, 7/15/10.....................................        154,285
   250,000   Delaware River Port Authority PA & NJ Revenue, Refunding,
               Series B (AMBAC Insured),
               5.25%, 1/1/09.......................................        259,220
   100,000   Delaware River & Bay Authority Delaware Revenue, Public
               Improvements, Series A,
               5.10%, 1/1/08.......................................        101,977



                       See Notes to Financial Statements.
                                     --116--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------


MUNICIPAL BONDS -- (CONTINUED)

             Delaware River Joint Toll Bridge, Commonwealth of Pennsylvania
               Bridge Revenue, Refunding, (FGIC Insured):
  $200,000     6.25%, 7/1/12.......................................     $  204,720
   100,000     6.15%, 7/1/04.......................................        102,403
             Delaware  River  Port  Authority,  PA,  NJ,  and DE  River  Bridges
               Revenue, Escrowed to Maturity:
   380,000     5.625%, 1/15/09.....................................        388,911
   305,000     6.00%, 1/15/10......................................        319,817
   170,000     6.50%, 1/15/11......................................        182,774
   250,000   Evesham Township, NJ, Board of Education, General Obligation
               Unlimited, (FGIC Insured),
               4.60%, 3/1/07.......................................        250,175
   100,000   Gloucester County, NJ, Improvement Authority Revenue, County
               Library Lease Project,
               5.20%, 12/15/05.....................................        102,843
   250,000   Hamilton Township, Atlantic City, NJ, General Obligation
               Unlimited, (FGIC Insured),
               4.25%, 10/1/06......................................        242,105
   200,000   Hasbrouck Heights, NJ, General Improvements, General Obligation
               Unlimited,
               5.25%, 9/1/04.......................................        205,356
   110,000   High Bridge, NJ, Regional Board of Education, General Obligation
               Unlimited, (FSA Insured),
               5.40%, 2/15/09......................................        113,771
   250,000   Hudson County, NJ, Certificates of Participation, Refunding--
               Correctional Facilities, (MBIA Insured),
               6.20%, 6/1/03.......................................        259,752
   100,000   Hunterdon County, NJ, General Obligation Unlimited,
               4.20%, 12/15/04.....................................         98,039
   200,000   Hunterdon, NJ, Central Regional High School District, General
               Obligation Unlimited, (FSA Insured),
               5.25%, 5/1/06.......................................        206,942
   130,000   Jefferson Township, NJ, General Obligation Unlimited,
               Sewer Improvements, (AMBAC Insured),
               5.45%, 10/1/09......................................        134,432
   200,000   Jersey City, NJ, Municipal Utilities Authority Water Revenue,
               (FSA Insured),
               4.75%, 4/1/04.......................................        201,434
   250,000   Jersey City, NJ, Municipal Utilities Authority Sewer Revenue,
               (FSA Insured),
               4.00%, 12/1/06......................................        238,152


                       See Notes to Financial Statements.
                                     --117--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            New Jersey Muni Portfolio
                  SCHEDULEOFPORTFOLIOINVESTMENTS-- (Continued)
                                October 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------


MUNICIPAL BONDS -- (CONTINUED)

  $250,000   Jersey City, NJ, School Improvements, General Obligation
               Unlimited, (MBIA Insured),
               5.50%, 3/15/06......................................     $  260,587
   100,000   Lyndhurst Township, NJ, General Improvements, General
               Obligation Unlimited, (FGIC Insured),
               5.50%, 10/1/05......................................        104,408
   105,000   Manalapan-Englishtown, NJ, Regional Board of Education, General
               Obligation Unlimited, (School Board Residual Fund Insured),
               5.00%, 5/1/07.......................................        107,336
   150,000   Mercer County, NJ, Improvement Authority Revenue, Refunding--
               Government Leasing, (County Guaranteed-- A),
               5.40%, 12/1/05......................................        154,639
   100,000   Mercer County, NJ, Improvement Authority Revenue, Refunding--
               Solid Waste, (County Guaranteed-- Series 97),
               5.20%, 9/15/08......................................        103,452
   145,000   Middlesex County, NJ, Improvement Authority Revenue,
               5.45%, 9/15/11......................................        149,682
   250,000   Monmouth County, NJ, General Obligation Unlimited,
               Public Improvements,
               5.00%, 8/1/09.......................................        255,622
    50,000   Monmouth County, NJ, General Improvements Senior Lien--
               Series A, General Obligation Unlimited,
               4.50%, 8/1/08.......................................         49,289
   200,000   Morris Township, NJ, School District, General Obligation Unlimited,
               (School Board Residual Fund Insured),
               5.625%, 4/1/06......................................        208,914
   100,000   Mount Holly, NJ, Municipal Utility Authority Sewer Revenue,
               (MBIA Insured),
               5.00%, 12/1/13......................................         99,427
   100,000   New Jersey Building Authority Revenue, Refunding, General
               Improvement,
               4.50%, 6/15/04......................................         99,929
   250,000   New Jersey Economic Development Authority, Burlington
               Coat Factory, Refunding,
               5.60%, 9/1/05.......................................        257,670
   125,000   New Jersey Economic Development Authority, Market Transition
               Facilities Revenue, Senior Lien-- Series A, (MBIA Insured),
               5.75%, 7/1/06.......................................        131,864


                       See Notes to Financial Statements.
                                    --118--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            New Jersey Muni Portfolio
                  SCHEDULEOFPORTFOLIOINVESTMENTS-- (Continued)
                                October 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------



MUNICIPAL BONDS -- (CONTINUED)
  $200,000   New Jersey Economic Development Authority, Market Transition
               Facilities Revenue, Senior Lien-- Series A, (MBIA Insured),
               5.70%, 7/1/05.......................................    $   209,388
   100,000   New Jersey Economic Development Authority, Parking Facility
               Improvements, Elizabeth Development Project, (FGIC Insured),
               5.20%, 10/15/08.....................................        103,486
   200,000   New Jersey Environmental Infrastructure, Sewer Improvements,
               4.25%, 9/1/07.......................................        192,628
   100,000   New Jersey Health Care Facilites Finance Authority Revenue,
               St Joseph's Hospital, Refunding,
               5.00%, 7/1/03.......................................        101,037
   400,000   New Jersey Health Care Facilities Finance Authority Revenue,
               Allegany Health, (MBIA Insured) Escrowed to Maturity,
               4.80%, 7/1/05.......................................        403,636
   200,000   New Jersey Health Care Facilities Finance Authority Revenue,
               Kennedy Health System Series-- A, (MBIA Insured),
               5.00%, 7/1/09.......................................        202,796
             New Jersey State Educational  Facilities Authority Revenue,  Higher
               Education Facilities Trust Fund -- Series A, (AMBAC Insured):
   100,000     5.125%, 9/1/02......................................        101,222
   350,000     5.125%, 9/1/07......................................        359,821
   100,000     5.125%, 9/1/08......................................        102,512
   225,000   New Jersey State Educational Facilities Authority Revenue,
               Princeton University-- Series A,
               5.50%, 7/1/05.......................................        232,360
    95,000   New Jersey State Educational Facilities Authority Revenue,
               Princeton University-- Series F,
               4.375%, 7/1/08......................................         92,015
   200,000   New Jersey State Educational Facilities Authority Revenue,
               Higher Education Technology-- Series A,
               4.40%, 9/1/06.......................................        197,600
   100,000   New Jersey State Educational Facilities Authority Revenue,
               Refunding-- Ramapo College-- Series E, (MBIA Insued),
               4.80%, 7/1/01.......................................        100,293
   250,000   New Jersey State Highway Authority Garden State Parkway
               General Revenue, Highway Revenue Tolls, (AMBAC Insured),
               6.15%, 1/1/07.......................................        259,075
   150,000   New Jersey State Housing and Mortgage Finance Agency
               Revenue, Home Buyer-- Series P, (MBIA Insured),
               5.05%, 4/1/07.......................................        152,193


                       See Notes to Financial Statements.
                                     --119--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------

MUNICIPAL BONDS -- (CONTINUED)

  $200,000   New Jersey State Housing and Mortgage Finance Agency Revenue,
               Local or Guaranteed Housing-- Series A, (HUD Section 8),
               6.50%, 11/1/03......................................     $  206,800
   250,000   New Jersey State Housing and Mortgage Finance Agency Revenue,
               Multi-Family Series B (FSA Insured),
                5.75%, 11/1/11.....................................        256,272
    50,000   New Jersey State Housing Finance Agency Revenue, Refunding,
               (HUD Section 236),
               5.65%, 11/1/00......................................         50,000
   165,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System-- Series A, (MBIA Insured),
               4.75%, 12/15/07.....................................        166,280
   300,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System-- Series A,
               5.00%, 6/15/12......................................        300,171
   150,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System-- Series A, Escrowed to Maturity,
               5.30%, 12/15/01.....................................        151,605
   200,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System-- Series B, (MBIA Insured),
               5.00%, 6/15/04......................................        203,298
   250,000   New Jersey State Turnpike Authority, Turnpike Revenue,
               Series A, (MBIA Insured),
               5.90%, 1/1/04.......................................        258,605
   250,000   New Jersey State, General Obligation Unlimited, Refunding--
               Series F,
               5.00%, 8/1/07.......................................        255,728
   125,000   New Jersey Wastewater Treatment Trust-- Refunding-- Series C,
               (MBIA Insured),
               6.25%, 5/15/03......................................        130,281
     5,000   New Jersey Wastewater Treatment Trust-- Unrefunded-- Series A,
               6.00%, 7/1/09.......................................          5,145
   140,000   New Jersey Wastewater Treatment Trust-- Series A,
               Prerefunded 7/1/01 @ 102,
               6.00%, 7/1/09.......................................        144,241
   130,000   North Brunswick Township, NJ, General Obligation Unlimited,
               (FGIC Insured),
               4.25%, 7/1/09.......................................        124,084


                       See Notes to Financial Statements.
                                     --120--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            New Jersey Muni Portfolio
                  SCHEDULEOFPORTFOLIOINVESTMENTS-- (Continued)
                                October 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------


Municipal Bonds -- (Continued)

  $100,000   Ocean County, NJ, General Improvement, General Obligation
               Unlimited, Prerefunded 7/1/04 @ $102,
               5.65%, 7/1/06.......................................     $  105,331
   250,000   Ocean County, NJ, General Obligation Unlimited,
               4.875%, 12/15/09....................................        253,388
    85,000   Ocean County, NJ, Utility Authority, Wastewater Revenue, Refunding,
               5.00%, 1/1/05.......................................         86,367
   250,000   Ocean Township, NJ, Sewer Authority, Revenue Bonds-- Series B,
               (FGIC Insured),
               6.00%, 12/1/07......................................        261,160
   200,000   Park Ridge, NJ, General Obligation Unlimited,
               5.60%, 11/1/03......................................        206,676
   100,000   Passaic County, NJ, General Obligation Unlimited, Refunding,
               (MBIA Insured),
               4.625%, 9/1/09......................................         99,101
   100,000   Passaic Valley, NJ, General Obligation Unlimited, (FGIC Insured),
               5.125%, 9/1/08......................................        102,550
   270,000   Passaic Valley, NJ, General Obligation Unlimited, (FSA Insured),
               5.00%, 11/15/04.....................................        274,234
   100,000   Passaic Valley, NJ, Sewer Commission, Sewer System-- Series D,
               (AMBAC Insured),
               5.75%, 12/1/09......................................        103,705
   130,000   Perth Amboy, NJ, Board of Education, General Obligation Unlimited,
               (MBIA Insured), Prerefunded 3/1/04 @ $102,
               6.20%, 8/1/06.......................................        139,690
   500,000   Ridgewood, NJ, General Obligation Unlimited,
               5.20%, 10/1/08......................................        518,355
   125,000   Rutgers State University, NJ, Refunding-- Series S,
               5.25%, 5/1/07.......................................        128,065
             South Brunswick Township, NJ, General Obligation Unlimited,
               (MBIA Insured):
   135,000     5.25%, 10/1/03......................................        137,993
   130,000     5.35%, 4/1/06.......................................        132,661
   250,000   Southern Regional High School District, NJ, General Obligation
               Unlimited, (MBIA Insured),
               5.40%, 9/1/04.......................................        258,270
   160,000   Sparta Township, NJ, School District, General Obligation Unlimited,
               (MBIA Insured),
               5.75%, 9/1/04.......................................        167,245


                       See Notes to Financial Statements.
                                     --121--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                  SCHEDULEOFPORTFOLIOINVESTMENTS-- (CONCLUDED)
                                October 31, 2000

    FACE
   AMOUNT                                                                 VALUE
----------                                                             -----------


Municipal Bonds -- (Continued)

  $ 85,000   Tewksbury Township, NJ, Board of Education, General Obligation
               Unlimited, (FSA Insured),
               5.00%, 1/15/02......................................    $    85,726
   150,000   Warren County, NJ, School District, General Obligation Unlimited,
               General Obligation Limited (School Board Residual Fund
               Insured),
               5.35%, 3/15/10......................................        157,199
   100,000   West Orange, NJ, General Obligation Unlimited,
               5.10%, 1/1/05.......................................        102,174
   280,000   West Windsor Township, NJ, General Obligation Unlimited,
               Refunding,
               4.00%, 7/15/06......................................        266,902
   350,000   Western Monmouth Utilities Authority, NJ, Revenue, Series A,
               (AMBAC Insured),
               5.25%, 2/1/09.......................................        359,531
   100,000   Woodbridge Township, NJ, General Obligation Unlimited,
               Refunding, (FGIC Insured),
               4.00%, 8/15/06......................................         95,263
                                                                       -----------
               Total Municipal Bonds

                 (Cost $16,890,910)................................     16,982,031
                                                                       -----------
TOTAL INVESTMENTS (COST $16,890,910)1.....................      98.5%  $16,982,031

OTHER ASSETS IN EXCESS OF LIABILITIES ....................       1.5       250,284
                                                           ---------   -----------
NET ASSETS................................................     100.0%  $17,232,315
                                                           =========   ===========

----------------------------------------------------------------------------
1 Aggregate cost for federal tax purposes was $16,891,471.
Abbreviations:
AMBAC-- American Municipal Bond Assurance Corporation
FGIC-- Federal Guaranty Insurance Corporation
FSA-- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                                     --122--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. As of October 31, 2000, the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

   The preparation of financial statements in conformity with accounting principles generally accepted in the UnitedStates requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

   Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts when appropriate.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date.

   Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid a 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains of various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.


                                     --123--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


   Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER
   RELATED PARTY TRANSACTIONS

   Glenmede Advisers, Inc. (the "Advisors") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. However, each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

   Investment Company Capital Corp. ("ICCC"), a subsidiary of DeutscheBank AG, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICCC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"). This fee is computed daily and paid monthly at the following annual rates: 0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each Portfolio based on its relative net assets.

   The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

   Expenses for the year ended October 31, 2000 include legal fees paid to Drinker Biddle &Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

   For the year ended  October 31,  2000,  cost of purchases  and proceeds  from
sales  of  investment   securities  other  than  US  Government  securities  and
short-term securities were:

Portfolio                                          Purchases              Sales
--------------                                   -----------          ----------
Muni Intermediate Portfolio ................     $  845,652           $2,901,231
New Jersey Muni Portfolio...................      1,525,738            2,359,919


                                     --124--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONTINUED)


   On October 31, 2000, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio                                        Appreciation       Depreciation
--------------                                   ------------       ------------
Muni Intermediate Portfolio.................       $231,323            $ 39,743
New Jersey Muni Portfolio...................        204,452             113,892

4. Shares of Beneficial Interest

   The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                            Year Ended            Year Ended
                                             10/31/00              10/31/99
                                      ---------------------  ---------------------
                                       Shares      Amount     Shares      Amount
                                      -------- ------------  -------- ------------
Muni Intermediate Portfolio:
    Sold.........................      173,593 $  1,757,800   215,979 $  2,255,900
    Redeemed.....................     (370,347)  (3,748,321) (476,937)  (4,987,491)
                                      -------- ------------  -------- ------------
    Net decrease.................     (196,754) $(1,990,521) (260,958)$ (2,731,591)
                                      -------- ------------  -------- ------------
                                      -------- ------------  -------- ------------
New Jersey Muni Portfolio:
    Sold.........................      212,440 $  2,116,000   361,931$   3,735,500
    Redeemed.....................     (302,134)  (3,008,484) (244,617) (2,511,205)
                                      -------- ------------  -------- ------------
    Net increase (decrease)......      (89,694) $  (892,484)  117,314$  1,224,295
                                      -------- ------------  -------- ------------
                                      -------- ------------  -------- ------------


5. CAPITAL LOSS CARRYFORWARDS

     On  October  31,  2000,   the   Portfolios   had  available   capital  loss
carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                             EXPIRING EXPIRING EXPIRING EXPIRING EXPIRING EXPIRING
PORTFOLIO                    IN 2002  IN 2003   IN 2004  IN 2005  IN 2006  IN 2007
---------                    ------- --------  --------  -------  -------  -------
Muni Intermediate Portfolio.$143,831 $549,436   $ 2,107  $42,723  $    --  $    --
New Jersey Muni Portfolio...  56,593   21,708    11,660       --    1,722   2,683

                             EXPIRING
PORTFOLIO                     IN 2008
---------                    --------
Muni Intermediate Portfolio. $39,944
New Jersey Muni Portfolio...  30,509


                                     --125--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS-- (CONCLUDED)

6. CONCENTRATION OF CREDIT

   The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7. Net Assets

   On October 31, 2000, net assets consisted of:

                                                         Muni       New Jersey
                                                     Intermediate      Muni
                                                       Portfolio     Portfolio
                                                     ------------   ----------
Par Value.........................................     $   1,433     $   1,705
Paid in capital in excess of par value............    15,168,726    17,216,933
Undistributed net investment income...............        40,430        47,992
Accumulated net realized loss on investments......      (778,338)     (125,436)
Net unrealized appreciation of investments .......       191,877        91,121
                                                     -----------   -----------
     Total Net Assets.............................   $14,624,128   $17,232,315
                                                     -----------   -----------
                                                     -----------   -----------

                                     --126--

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of the Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio and New Jersey Muni Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (comprising The Glenmede Portfolios, hereafter referred to as the "Portfolios") at October 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland

December 15, 2000


                                     --127--

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           TAX INFORMATION (UNAUDITED)
                       FOR THE YEAR ENDED OCTOBER 31, 2000

   Of the dividends paid by the Muni Intermediate Portfolio from net investment income October 31, 2000, 100% is tax-exempt for regular Federal income taxes and Pennsylvania taxes.

   Of the dividends paid by the New Jersey Muni Portfolio from net investment income October 31, 2000, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.


                                     --128--

               THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
                         OFFICERS AND DIRECTORS/TRUSTEES

John W. Church, Jr.
   Chairman,
   Director/Trustee

H. Franklin Allen, Ph.D.
   Director/Trustee

Willard S. Boothby, Jr.
   Director/Trustee

Frank J. Palamara
   Director/Trustee

G. Thompson Pew,  Jr.
   Director/Trustee

Mary Ann B. Wirts
   President

Kimberly C.  Osborne
   Executive Vice President,
   Treasurer

Michael P.  Malloy
   Secretary

INVESTMENT ADVISOR
   Glenmede Advisers, Inc.
   One Liberty Place
   1650 Market Street, Suite 1200
   Philadelphia, Pennsylvania 19103

ADMINISTRATOR
   Investment Company Capital Corp.
   P.O. Box 515
   Baltimore, Maryland 21203

CUSTODIAN
   The Chase Manhattan Bank, N.A.
   3 Chase Metrotech Center
   Brooklyn, NY 11245

LEGAL COUNSEL
   Drinker Biddle & Reath LLP
   One Logan Square
   18th & Cherry Streets

   Philadelphia, Pennsylvania 19103-6996

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   250 West Pratt Street
   Baltimore, Maryland 21201

INVESTMENT SUB-ADVISORS
   (for Small Capitalization Growth Portfolio)
   TCW Investment Management Company
   865 South Figueroa Street
   Los Angeles, California 90017

   Winslow Capital Management,Inc.
   4720 IDSTower
   80 South EighthStreet
   Minneapolis, Minnesota 55402

DISTRIBUTOR
   ICC Distributors, Inc.
   Two Portland Square
   Portland, Maine 04101

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.